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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 9/30*
* The fiscal year of the Funds recently changed to September 30.


Date of reporting period: 12/31/09


Item 1. Schedule of Investments.
----------------------------------------------------------------------------

Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 58.5%
Aerospace and Defense - 1.2%
           591,804  Boeing Co.                                                                                      $     32,034,351
         1,399,768  Empresa Brasileira de Aeronautica S.A. (ADR)                                                          30,948,870
                                                                                                                          62,983,221
Agricultural Chemicals - 1.8%
           322,651  Monsanto Co.                                                                                          26,376,719
         1,114,971  Syngenta A.G. (ADR)**                                                                                 62,739,418
                                                                                                                          89,116,137
Applications Software - 0.5%
           873,993  Microsoft Corp.                                                                                       26,648,047
Athletic Footwear - 1.2%
           887,007  NIKE, Inc. - Class B                                                                                  58,604,552
Automotive - Cars and Light Trucks - 0.2%
           177,589  Daimler A.G.**                                                                                         9,465,494
Brewery - 1.7%
         1,671,123  Anheuser-Busch InBev N.V.**                                                                           86,400,110
         1,636,499  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                11,725
                                                                                                                          86,411,835
Cable Television - 0.6%
           954,926  DIRECTV Group, Inc.*                                                                                  31,846,782
Casino Hotels - 0.5%
         2,916,581  Crown, Ltd.**                                                                                         20,901,178
           106,742  Wynn Resorts, Ltd.                                                                                     6,215,587
                                                                                                                          27,116,765
Cellular Telecommunications - 0.4%
           810,728  Vodafone Group PLC**                                                                                  18,719,710
Commercial Banks - 1.6%
           678,500  ICICI Bank, Ltd. (ADR)                                                                                25,586,235
           981,670  Itau Unibanco Holding S.A. (ADR)                                                                      22,421,343
         1,388,382  Standard Chartered PLC**                                                                              34,755,652
                                                                                                                          82,763,230
Commercial Services - Finance - 0.3%
           725,257  Western Union Co.                                                                                     13,671,094
Computers - 3.3%
           300,505  Apple, Inc.*                                                                                          63,364,484
           401,082  International Business Machines Corp.                                                                 52,501,634
           752,770  Research In Motion, Ltd. (U.S. Shares)*                                                               50,842,086
                                                                                                                         166,708,204
Cosmetics and Toiletries - 1.1%
           661,725  Colgate-Palmolive Co.                                                                                 54,360,709
Diversified Banking Institutions - 5.3%
         2,396,313  Bank of America Corp.                                                                                 36,088,474
         1,384,458  Credit Suisse Group A.G. (ADR)**                                                                      68,059,955
           434,220  Goldman Sachs Group, Inc.                                                                             73,313,705
         3,086,803  Morgan Stanley                                                                                        91,369,368
                                                                                                                         268,831,502
Diversified Operations - 1.6%
         3,939,145  China Merchants Holdings International Co., Ltd.                                                      12,689,224
           849,307  Danaher Corp.                                                                                         63,867,886
         5,406,410  Melco International Development, Ltd.*                                                                 2,472,872
                                                                                                                          79,029,982
E-Commerce/Services - 0.6%
         1,114,420  eBay, Inc.*                                                                                           26,233,447
           410,756  Liberty Media Corp. - Interactive - Class A*                                                           4,452,595
                                                                                                                          30,686,042
Electric Products - Miscellaneous - 0.4%
           510,707  Emerson Electric Co.                                                                                  21,756,118
Electronic Components - Semiconductors - 0.5%
           256,793  Broadcom Corp. - Class A*                                                                              8,076,140
           517,046  Microchip Technology, Inc.                                                                            15,025,357
                                                                                                                          23,101,497
Electronic Connectors - 0.8%
           863,210  Amphenol Corp. - Class A                                                                              39,863,038
Enterprise Software/Services - 1.7%
           639,194  CA, Inc.                                                                                              14,356,297
         2,923,606  Oracle Corp.                                                                                          71,745,291
                                                                                                                          86,101,588
Fiduciary Banks - 0.1%
           134,080  Northern Trust Corp.                                                                                   7,025,792
Finance - Investment Bankers/Brokers - 0.3%
           946,216  Charles Schwab Corp.                                                                                  17,807,785
Finance - Other Services - 0.4%
           786,952  NYSE Euronext                                                                                         19,909,886
Food - Miscellaneous/Diversified - 1.6%
         1,671,509  Nestle S.A.**                                                                                         81,281,229
Food - Retail - 0.3%
         2,177,142  Tesco PLC**                                                                                           14,953,136
Industrial Gases - 0.5%
           305,534  Praxair, Inc.                                                                                         24,537,436
Medical - Biomedical and Genetic - 1.9%
           622,023  Celgene Corp.*                                                                                        34,634,241
         1,326,120  Gilead Sciences, Inc.*                                                                                57,394,473
           182,394  OSI Pharmaceuticals, Inc.*                                                                             5,659,686
                                                                                                                          97,688,400
Medical - Drugs - 4.4%
           756,780  Abbott Laboratories                                                                                   40,858,552
         3,691,600  Bristol-Myers Squibb Co.                                                                              93,212,899
           523,076  Roche Holding A.G.**                                                                                  89,065,484
            49,420  Roche Holding A.G. (ADR)**                                                                             2,085,524
                                                                                                                         225,222,459
Medical - HMO - 0.7%
         1,134,272  UnitedHealth Group, Inc.                                                                              34,572,611
Medical Products - 3.2%
         1,235,146  Baxter International, Inc.                                                                            72,478,367
           978,424  Covidien PLC (U.S. Shares)**                                                                          46,856,725
           670,338  Johnson & Johnson                                                                                     43,176,471
                                                                                                                         162,511,563
Metal Processors and Fabricators - 0.4%
           186,122  Precision Castparts Corp.                                                                             20,538,563
Multi-Line Insurance - 0.4%
           359,110  ACE, Ltd. (U.S. Shares)**                                                                             18,099,144
Networking Products - 0.5%
         1,122,052  Cisco Systems, Inc.*                                                                                  26,861,925
Oil and Gas Drilling - 0.4%
           278,789  Transocean, Ltd. (U.S. Shares)**                                                                      23,083,729
Oil Companies - Exploration and Production - 2.2%
         1,885,606  EnCana Corp. (U.S. Shares)                                                                            61,074,778
           609,766  Occidental Petroleum Corp.                                                                            49,604,464
                                                                                                                         110,679,242
Oil Companies - Integrated - 3.4%
         1,885,606  Cenovus Energy, Inc.                                                                                  47,517,271
         1,052,204  Hess Corp.                                                                                            63,658,342
         1,503,695  Petroleo Brasileiro S.A. (U.S. Shares)                                                                63,741,630
                                                                                                                         174,917,243
Optical Supplies - 0.3%
            93,852  Alcon, Inc. (U.S. Shares)**                                                                           15,424,576
Power Converters and Power Supply Equipment - 0.2%
           662,205  Suntech Power Holdings Co., Ltd. (ADR)*                                                               11,012,469
Real Estate Operating/Development - 0.3%
         3,873,000  Hang Lung Properties, Ltd.                                                                            15,130,892
Retail - Building Products - 0.9%
         1,523,796  Home Depot, Inc.                                                                                      44,083,418
Retail - Drug Store - 0.8%
         1,329,362  CVS Caremark Corp.**                                                                                  42,818,750
Retail - Jewelry - 0.2%
           188,453  Tiffany & Co.                                                                                          8,103,479
Retail - Regional Department Stores - 0.4%
           359,110  Kohl's Corp.*                                                                                         19,366,802
Semiconductor Components/Integrated Circuits - 0.3%
           775,930  Marvell Technology Group, Ltd.                                                                        16,100,548
Soap and Cleaning Preparations - 1.8%
         1,724,598  Reckitt Benckiser Group PLC**                                                                         93,400,012
Telecommunication Equipment - Fiber Optics - 1.0%
         2,599,568  Corning, Inc.                                                                                         50,197,658
Television - 0.7%
         2,612,874  CBS Corp. - Class B                                                                                   36,710,880
Tobacco - 2.6%
         1,414,031  Altria Group, Inc.                                                                                    27,757,429
         2,202,911  Philip Morris International, Inc.                                                                    106,158,281
                                                                                                                         133,915,710
Transportation - Railroad - 1.9%
         1,163,064  Canadian National Railway Co. (U.S. Shares)                                                           63,224,159
           505,713  Union Pacific Corp.                                                                                   32,315,061
                                                                                                                          95,539,220
Wireless Equipment - 1.1%
         1,158,137  QUALCOMM, Inc.                                                                                        53,575,418
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,442,395,977)                                                                               2,972,855,522
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 33.5%
Advertising Services - 0.2%
       $ 1,591,000  WPP Finance UK, 5.8750%, 6/15/14**                                                                     1,643,032
         6,451,000  WPP Finance UK, 8.0000%, 9/15/14**                                                                     7,336,464
                                                                                                                           8,979,496
Agricultural Chemicals - 0.1%
         5,920,000  Mosaic Co., 7.6250%, 12/1/16 (144A)                                                                    6,470,773
Apparel Manufacturers - 0.1%
         6,620,000  Hanesbrands, Inc., 3.8308%, 12/15/14++                                                                 6,264,175
Automotive - Cars and Light Trucks - 0.4%
        11,350,000  Daimler Finance North America LLC, 6.5000%, 11/15/13                                                  12,442,267
         4,930,000  Daimler Finance North America LLC, 8.5000%, 1/18/31                                                    6,058,196
                                                                                                                          18,500,463
Automotive - Medium and Heavy Duty Trucks - 0.3%
        16,456,000  Volvo A.B. (U.S. Shares), 5.9500%, 4/1/15 (144A)                                                      16,981,177
Beverages - Non-Alcoholic - 0.4%
         5,215,000  Dr. Pepper Snapple Group, Inc., 2.3500%, 12/21/12                                                      5,220,554
         8,912,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                        9,753,462
         3,269,000  Dr. Pepper Snapple Group, Inc., 6.8200%, 5/1/18                                                        3,667,223
         3,508,000  PepsiCo, Inc., 3.7500%, 3/1/14                                                                         3,625,164
                                                                                                                          22,266,403
Beverages - Wine and Spirits - 0.1%
         6,490,000  Brown-Forman Corp., 5.0000%, 2/1/14                                                                    6,820,886
Brewery - 1.0%
        12,500,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                                         14,177,013
        16,782,000  Anheuser-Busch InBev Worldwide, Inc., 7.7500%, 1/15/19 (144A)                                         19,648,282
        17,492,000  Anheuser-Busch InBev Worldwide, Inc., 5.3750%, 1/15/20 (144A)                                         17,846,370
                                                                                                                          51,671,665
Building - Residential and Commercial - 0.3%
         3,911,000  D.R. Horton, Inc., 7.8750%, 8/15/11                                                                    4,126,105
         5,649,000  MDC Holdings, Inc., 5.3750%, 12/15/14                                                                  5,606,570
         3,911,000  Ryland Group, 5.3750%, 5/15/12                                                                         3,969,665
                                                                                                                          13,702,340
Building Products - Cement and Aggregate - 0.2%
         2,206,000  CRH America, Inc., 5.6250%, 9/30/11                                                                    2,318,943
         3,958,000  CRH America, Inc., 6.9500%, 3/15/12                                                                    4,287,345
         4,409,000  Martin Marietta Materials, Inc., 6.6000%, 4/15/18                                                      4,538,514
                                                                                                                          11,144,802
Cable Television - 0.6%
         2,497,000  COX Communications, Inc., 6.2500%, 6/1/18 (144A)                                                       2,657,772
         3,918,000  COX Communications, Inc., 9.3750%, 1/15/19 (144A)                                                      4,957,802
         7,041,000  Time Warner Cable, Inc., 6.7500%, 7/1/18                                                               7,734,982
         6,991,000  Time Warner Cable, Inc., 5.0000%, 2/1/20                                                               6,779,389
         5,796,000  Time Warner Cable, Inc., 6.7500%, 6/15/39                                                              6,070,180
                                                                                                                          28,200,125
Casino Hotels - 0.1%
         3,968,000  Ameristar Casinos, Inc., 9.2500%, 6/1/14 (144A)                                                        4,116,800
Casino Services - 0.3%
        14,525,000  International Game Technology, 7.5000%, 6/15/19                                                       15,739,726
Cellular Telecommunications - 0.4%
         7,744,000  America Movil S.A.B. de C.V., 5.0000%, 10/16/19 (144A)                                                 7,571,913
         5,472,000  Cellco Partnership / Verizon Wireless Capital LLC, 5.2500%, 2/1/12                                     5,803,740
         6,420,000  Cellco Partnership / Verizon Wireless Capital LLC, 7.3750%, 11/15/13                                   7,374,436
                                                                                                                          20,750,089
Chemicals - Diversified - 0.6%
         9,481,000  Dow Chemical Co., 7.6000%, 5/15/14                                                                    10,788,354
        18,613,000  Dow Chemical Co., 8.5500%, 5/15/19                                                                    22,208,008
                                                                                                                          32,996,362
Coatings and Paint Products - 0.4%
        11,758,000  RPM International, Inc., 6.1250%, 10/15/19                                                            11,829,453
         9,569,000  Sherwin-Williams Co., 3.1250%, 12/15/14                                                                9,450,737
                                                                                                                          21,280,190
Commercial Banks - 1.7%
        19,430,000  American Express Bank FSB, 5.5000%, 4/16/13                                                           20,711,000
         7,556,000  BB&T Corp., 5.7000%, 4/30/14                                                                           8,178,977
         7,576,000  BB&T Corp., 6.8500%, 4/30/19                                                                           8,497,264
         8,420,000  Credit Suisse New York, 5.0000%, 5/15/13**                                                             8,979,383
        13,517,000  Credit Suisse New York, 5.5000%, 5/1/14**                                                             14,668,662
        24,174,000  Discover Bank, 8.7000%, 11/18/19                                                                      25,898,913
                                                                                                                          86,934,199
Computer Services - 0.5%
        17,666,000  Affiliated Computer Services, Inc., 4.7000%, 6/1/10                                                   17,820,577
         5,139,000  Affiliated Computer Services, Inc., 5.2000%, 6/1/15                                                    5,299,594
                                                                                                                          23,120,171
Computers - Memory Devices - 0.4%
        11,299,000  Seagate Technology, 6.3750%, 10/1/11                                                                  11,496,733
         6,727,000  Seagate Technology, 10.0000%, 5/1/14 (144A)                                                            7,433,335
                                                                                                                          18,930,068
Consulting Services - 0%
         1,474,000  FTI Consulting, Inc., 7.7500%, 10/1/16                                                                 1,492,425
Containers - Paper and Plastic - 0.1%
           540,000  Rock-Tenn Co., 9.2500%, 3/15/16 (144A)                                                                   586,575
         3,090,000  Rock-Tenn Co., 9.2500%, 3/15/16                                                                        3,356,513
                                                                                                                           3,943,088
Cosmetics and Toiletries - 0.1%
         2,465,000  Estee Lauder Cos., Inc., 7.7500%, 11/1/13                                                              2,863,736
Dialysis Centers - 0.2%
         9,974,000  DaVita, Inc., 6.6250%, 3/15/13                                                                         9,998,935
Diversified Banking Institutions - 2.9%
        18,505,000  Bank of America Corp., 7.3750%, 5/15/14                                                               20,997,883
         3,840,000  Bank of America Corp., 5.4200%, 3/15/17                                                                3,790,472
         4,635,000  Bank of America Corp., 5.6500%, 5/1/18                                                                 4,707,362
        11,482,000  Citigroup, Inc., 5.6250%, 8/27/12                                                                     11,810,029
         9,471,000  Citigroup, Inc., 5.3000%, 10/17/12                                                                     9,866,348
         9,987,000  Citigroup, Inc., 6.0100%, 1/15/15                                                                     10,197,706
        20,493,000  Citigroup, Inc., 8.5000%, 5/22/19                                                                     23,664,352
         3,457,000  Goldman Sachs Group, Inc., 3.6250%, 8/1/12                                                             3,561,764
         3,512,000  Goldman Sachs Group, Inc., 5.4500%, 11/1/12                                                            3,776,029
         6,729,000  Goldman Sachs Group, Inc., 6.0000%, 5/1/14                                                             7,359,965
         3,516,000  Goldman Sachs Group, Inc., 6.2500%, 9/1/17                                                             3,770,608
         8,898,000  JPMorgan Chase & Co., 6.0000%, 1/15/18                                                                 9,565,306
         3,161,000  Morgan Stanley, 6.7500%, 4/15/11                                                                       3,349,026
         3,000,000  Morgan Stanley, 5.2500%, 11/2/12                                                                       3,191,850
        17,521,000  Morgan Stanley, 4.7500%, 4/1/14                                                                       17,621,693
         4,863,000  Morgan Stanley, 6.6250%, 4/1/18                                                                        5,257,720
        10,012,000  Morgan Stanley, 5.6250%, 9/23/19                                                                      10,085,188
                                                                                                                         152,573,301
Diversified Financial Services - 1.1%
        14,249,000  American Express Travel Related Services Co., Inc., 5.2500%, 11/21/11 (144A)                          14,942,599
         4,053,000  General Electric Capital Corp., 4.8000%, 5/1/13                                                        4,236,479
         5,834,000  General Electric Capital Corp., 5.9000%, 5/13/14                                                       6,306,974
        27,850,000  General Electric Capital Corp., 6.0000%, 8/7/19                                                       28,908,886
                                                                                                                          54,394,938
Diversified Minerals - 0.9%
         4,173,000  Teck Resources, Ltd., 7.0000%, 9/15/12                                                                 4,407,731
        14,057,000  Teck Resources, Ltd., 9.7500%, 5/15/14                                                                16,218,264
         3,563,000  Teck Resources, Ltd., 5.3750%, 10/1/15                                                                 3,496,194
         3,562,000  Teck Resources, Ltd., 10.2500%, 5/15/16                                                                4,149,730
         7,171,000  Teck Resources, Ltd., 10.7500%, 5/15/19                                                                8,569,345
        12,213,000  Teck Resources, Ltd., 6.1250%, 10/1/35                                                                10,930,635
                                                                                                                          47,771,899
Diversified Operations - 1.0%
         2,387,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                       2,768,920
        18,493,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12**                                                       19,621,109
        11,345,000  Tyco Electronics Group S.A., 5.9500%, 1/15/14**                                                       11,866,586
         5,241,000  Tyco Electronics Group S.A., 6.5500%, 10/1/17**                                                        5,418,990
         8,659,000  Tyco Electronics Group S.A., 7.1250%, 10/1/37**                                                        8,928,650
         1,989,000  Tyco International Finance S.A., 4.1250%, 10/15/14**                                                   2,033,208
                                                                                                                          50,637,463
Electric - Generation - 0.1%
         5,807,000  Allegheny Energy Supply Co. LLC, 8.2500%, 4/15/12 (144A)                                               6,353,276
Electric - Integrated - 0.6%
         7,906,000  CMS Energy Corp., 6.3000%, 2/1/12                                                                      8,046,735
         5,806,000  CMS Energy Corp., 1.2344%, 1/15/13++                                                                   5,225,400
         3,860,000  Pacific Gas & Electric Co., 4.2000%, 3/1/11                                                            3,983,238
         5,216,000  PPL Energy Supply LLC, 5.7000%, 10/15/15                                                               5,425,109
         8,121,000  Virginia Electric and Power Co., 5.1000%, 11/30/12                                                     8,770,640
                                                                                                                          31,451,122
Electronic Components - Semiconductors - 0.3%
        12,170,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                        12,747,430
         3,943,000  National Semiconductor Corp., 6.6000%, 6/15/17                                                         4,039,051
                                                                                                                          16,786,481
Electronic Connectors - 0.3%
        17,012,000  Amphenol Corp., 4.7500%, 11/15/14                                                                     17,017,971
Electronics - Military - 0.8%
         9,578,000  L-3 Communications Corp., 6.1250%, 7/15/13                                                             9,673,780
         5,980,000  L-3 Communications Corp., 6.1250%, 1/15/14                                                             6,017,375
        10,499,000  L-3 Communications Corp., 6.3750%, 10/15/15                                                           10,538,371
        15,993,000  L-3 Communications Corp., 5.2000%, 10/15/19 (144A)                                                    15,819,252
                                                                                                                          42,048,778
Enterprise Software/Services - 0.3%
         8,187,000  BMC Software, Inc., 7.2500%, 6/1/18                                                                    8,916,028
         6,938,000  CA, Inc., 5.3750%, 12/1/19                                                                             6,976,922
                                                                                                                          15,892,950
Fiduciary Banks - 0.2%
         8,965,000  Northern Trust Corp., 4.6250%, 5/1/14                                                                  9,553,283
Finance - Auto Loans - 0.9%
         5,006,000  Ford Motor Credit Co. LLC, 9.7500%, 9/15/10                                                            5,165,436
        11,042,000  Ford Motor Credit Co. LLC, 7.3750%, 2/1/11                                                            11,267,102
         5,708,000  Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                                           5,764,464
         6,160,000  Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                                             6,212,101
         4,993,000  Ford Motor Credit Co. LLC, 8.0000%, 6/1/14                                                             5,126,752
         9,422,000  PACCAR Financial, Corp., 1.9500%, 12/17/12                                                             9,324,473
                                                                                                                          42,860,328
Finance - Credit Card - 0.5%
         4,139,000  American Express Co., 7.0000%, 3/19/18                                                                 4,558,165
         8,843,000  American Express Co., 8.1250%, 5/20/19                                                                10,479,495
         2,759,000  American Express Co., 6.8000%, 9/1/66++                                                                2,469,305
         4,862,000  American Express Credit Co., 7.3000%, 8/20/13                                                          5,464,309
                                                                                                                          22,971,274
Finance - Investment Bankers/Brokers - 0.8%
        14,470,000  Charles Schwab Corp., 4.9500%, 6/1/14                                                                 15,264,895
        10,380,000  Jefferies Group, Inc., 8.5000%, 7/15/19                                                               11,346,679
         2,770,000  Jefferies Group, Inc., 3.8750%, 11/1/29                                                                2,735,375
           417,000  Lazard Group LLC, 7.1250%, 5/15/15                                                                       432,906
         8,199,000  Lazard Group LLC, 6.8500%, 6/15/17                                                                     8,251,351
         4,192,000  TD Ameritrade Holding Corp., 4.1500%, 12/1/14                                                          4,133,010
         5,242,000  TD Ameritrade Holding Corp., 5.6000%, 12/1/19                                                          5,207,214
                                                                                                                          47,371,430
Finance - Other Services - 0.4%
         6,760,000  Cantor Fitzgerald L.P., 7.8750%, 10/15/19 (144A)                                                       6,615,708
        10,510,000  CME Group, Inc., 5.7500%, 2/15/14                                                                     11,495,533
                                                                                                                          18,111,241
Food - Meat Products - 0.1%
         5,001,000  Smithfield Foods, Inc., 7.0000%, 8/1/11                                                                4,988,498
Food - Miscellaneous/Diversified - 0.1%
         4,295,000  General Mills, Inc., 5.2500%, 8/15/13                                                                  4,633,617
         1,779,000  Kellogg Co., 4.2500%, 3/6/13                                                                           1,864,935
                                                                                                                           6,498,552
Food - Retail - 0.2%
         7,947,000  Delhaize Group, 5.8750%, 2/1/14**                                                                      8,535,181
Instruments - Scientific - 0.2%
         3,476,000  Thermo Fisher Scientific, Inc., 2.1500%, 12/28/12 (144A)                                               3,428,010
         7,199,000  Thermo Fisher Scientific, Inc., 3.2500%, 11/18/14 (144A)                                               7,057,914
                                                                                                                          10,485,924
Investment Management and Advisory Services - 0.7%
         9,624,000  Ameriprise Financial, Inc., 7.3000%, 6/28/19                                                          10,702,465
         7,026,000  Ameriprise Financial, Inc., 7.5180%, 6/1/66++                                                          6,182,880
         8,737,000  BlackRock, Inc., 3.5000%, 12/10/14                                                                     8,627,281
         8,737,000  BlackRock, Inc., 5.0000%, 12/10/19                                                                     8,585,684
                                                                                                                          34,098,310
Life and Health Insurance - 0.7%
         5,896,000  Aflac, Inc., 6.9000%, 12/17/39                                                                         5,808,515
        11,044,000  Prudential Financial, Inc., 3.6250%, 9/17/12                                                          11,207,374
         3,996,000  Prudential Financial, Inc., 4.7500%, 6/13/15                                                           3,972,300
        12,600,000  Prudential Financial, Inc., 7.3750%, 6/15/19                                                          14,126,704
                                                                                                                          35,114,893
Medical - Biomedical and Genetic - 0.1%
         3,661,000  Bio-Rad Laboratories, Inc., 6.1250%, 12/15/14                                                          3,661,000
Medical - Generic Drugs - 0.3%
         7,959,000  Watson Pharmaceuticals, Inc., 5.0000%, 8/15/14                                                         8,125,964
         8,454,000  Watson Pharmaceuticals, Inc., 6.1250%, 8/15/19                                                         8,722,786
                                                                                                                          16,848,750
Medical - Hospitals - 0.5%
         6,967,000  HCA, Inc., 8.7500%, 9/1/10                                                                             7,132,466
        12,143,000  HCA, Inc., 9.2500%, 11/15/16                                                                          13,038,547
         3,012,000  HCA, Inc., 8.5000%, 4/15/19 (144A)                                                                     3,245,430
                                                                                                                          23,416,443
Medical - Wholesale Drug Distributors - 0.2%
         4,519,000  McKesson Corp., 6.5000%, 2/15/14                                                                       4,998,755
         3,930,000  McKesson Corp., 7.5000%, 2/15/19                                                                       4,660,520
                                                                                                                           9,659,275
Medical Instruments - 0.5%
         4,551,000  Beckman Coulter, Inc., 6.0000%, 6/1/15                                                                 4,961,719
         9,953,000  Boston Scientific Corp., 4.5000%, 1/15/15                                                              9,973,313
         4,899,000  Boston Scientific Corp., 6.0000%, 1/15/20                                                              5,005,686
         4,722,000  Boston Scientific Corp., 7.3750%, 1/15/40                                                              5,073,156
                                                                                                                          25,013,874
Medical Labs and Testing Services - 0.6%
         3,850,000  Laboratory Corp. of America Holdings, 5.6250%, 12/15/15                                                4,025,333
        14,274,000  Roche Holdings, Inc., 4.5000%, 3/1/12 (144A)                                                          14,992,225
         8,564,000  Roche Holdings, Inc., 6.0000%, 3/1/19 (144A)                                                           9,410,560
                                                                                                                          28,428,118
Medical Products - 0.6%
         7,358,000  Carefusion Corp., 4.1250%, 8/1/12 (144A)                                                               7,585,509
         5,545,000  Carefusion Corp., 5.1250%, 8/1/14 (144A)                                                               5,828,982
         5,822,000  Carefusion Corp., 6.3750%, 8/1/19 (144A)                                                               6,232,573
         9,106,000  Hospira, Inc., 6.4000%, 5/15/15                                                                       10,078,721
                                                                                                                          29,725,785
Metal - Copper - 0.1%
         3,445,000  Freeport-McMoRan Copper & Gold, Inc., 8.3750%, 4/1/17                                                  3,772,275
Multi-Line Insurance - 0.4%
         7,672,000  MetLife, Inc., 6.7500%, 6/1/16                                                                         8,591,420
         8,758,000  MetLife, Inc., 7.7170%, 2/15/19                                                                       10,291,832
                                                                                                                          18,883,252
Non-Hazardous Waste Disposal - 0.2%
        10,420,000  Allied Waste North America, Inc., 7.1250%, 5/15/16                                                    11,097,300
Office Automation and Equipment - 0.2%
         1,142,000  Xerox Corp., 5.6500%, 5/15/13                                                                          1,189,919
         3,275,000  Xerox Corp., 8.2500%, 5/15/14                                                                          3,756,828
         2,432,000  Xerox Corp., 5.6250%, 12/15/19                                                                         2,428,605
         3,476,000  Xerox Corp., 6.7500%, 12/15/39                                                                         3,502,181
                                                                                                                          10,877,533
Oil - Field Services - 0.1%
         4,194,000  Weatherford International, Ltd., 9.6250%, 3/1/19**                                                     5,228,672
Oil and Gas Drilling - 0.3%
         5,378,000  Nabors Industries, Inc., 9.2500%, 1/15/19                                                              6,586,523
         9,859,000  Rowan Companies, Inc., 7.8750%, 8/1/19                                                                10,969,034
                                                                                                                          17,555,557
Oil Companies - Exploration and Production - 0.6%
         9,115,000  Anadarko Petroleum Corp., 5.9500%, 9/15/16                                                             9,859,668
        14,881,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                   15,513,442
         3,421,000  Newfield Exploration Co., 7.6250%, 3/1/11                                                              3,532,183
                                                                                                                          28,905,293
Oil Refining and Marketing - 0%
           711,000  Frontier Oil Corp., 8.5000%, 9/15/16                                                                     739,440
Pharmacy Services - 0.6%
        12,262,000  Express Scripts, Inc., 5.2500%, 6/15/12                                                               13,029,613
        10,481,000  Express Scripts, Inc., 6.2500%, 6/15/14                                                               11,436,134
         4,536,000  Express Scripts, Inc., 7.2500%, 6/15/19                                                                5,153,731
                                                                                                                          29,619,478
Pipelines - 0.7%
         6,832,000  Enterprise Products Operating LLC, 4.6000%, 8/1/12                                                     7,215,152
         2,506,000  Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                                   2,654,393
        12,209,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                        11,720,640
         5,674,000  Midcontinent Express Pipeline LLC, 5.4500%, 9/15/14 (144A)                                             5,805,347
         3,333,000  Plains All American Pipeline L.P., 4.2500%, 9/1/12                                                     3,439,603
         2,642,000  Plains All American Pipeline L.P., 8.7500%, 5/1/19                                                     3,115,166
                                                                                                                          33,950,301
Property Trust - 0.2%
        12,006,000  WEA Finance LLC / WT Finance Aust Pty, Ltd., 5.7500%, 9/2/15 (144A)                                   12,659,607
Real Estate Management/Services - 0.3%
         7,006,000  AMB Property L.P., 6.1250%, 12/1/16                                                                    6,918,341
         6,999,000  AMB Property L.P., 6.6250%, 12/1/19                                                                    6,864,822
                                                                                                                          13,783,163
Reinsurance - 0.5%
        17,101,000  Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12                                                    17,921,335
         7,767,000  Berkshire Hathaway Finance Corp., 5.0000%, 8/15/13                                                     8,351,886
                                                                                                                          26,273,221
REIT - Health Care - 0.3%
         9,757,000  HCP, Inc., 6.4500%, 6/25/12                                                                           10,045,290
         3,495,000  HCP, Inc., 5.6500%, 12/15/13                                                                           3,501,081
                                                                                                                          13,546,371
REIT - Regional Malls - 0.1%
         3,997,000  Simon Property Group L.P., 6.7500%, 5/15/14                                                            4,259,523
REIT - Warehouse/Industry - 0.1%
         3,884,000  ProLogis, 7.3750%, 10/30/19                                                                            3,831,197
Resorts and Theme Parks - 0.1%
         2,742,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                                   2,721,435
Retail - Apparel and Shoe - 0.5%
         1,368,000  Limited Brands, Inc., 6.1250%, 12/1/12                                                                 1,402,200
         5,696,000  Limited Brands, Inc., 6.9000%, 7/15/17                                                                 5,688,880
         4,701,000  Limited Brands, Inc., 8.5000%, 6/15/19 (144A)                                                          5,112,338
         6,299,000  Limited Brands, Inc., 7.6000%, 7/15/37                                                                 5,606,110
         7,432,000  Nordstrom, Inc., 6.7500%, 6/1/14                                                                       8,300,050
                                                                                                                          26,109,578
Retail - Computer Equipment - 0%
         1,828,000  GameStop Corp., 8.0000%, 10/1/12                                                                       1,894,265
Retail - Office Supplies - 0.1%
         4,210,000  Staples, Inc., 7.7500%, 4/1/11                                                                         4,524,108
Retail - Regional Department Stores - 0.8%
         3,593,000  JC Penney Co., Inc., 9.0000%, 8/1/12                                                                   4,051,108
         4,137,000  JC Penney Co., Inc., 6.8750%, 10/15/15                                                                 4,364,535
         4,012,000  JC Penney Co., Inc., 5.7500%, 2/15/18                                                                  3,956,835
         1,547,000  JC Penney Co., Inc., 6.3750%, 10/15/36                                                                 1,373,736
         4,882,000  JC Penney Co., Inc., 7.4000%, 7/1/37                                                                   4,845,385
         5,523,000  Macy's Retail Holdings, Inc., 5.8750%, 1/15/13                                                         5,674,883
        11,599,000  Macy's Retail Holdings, Inc., 5.7500%, 7/15/14                                                        11,627,997
         5,860,000  Macy's Retail Holdings, Inc., 5.9000%, 12/1/16                                                         5,713,500
                                                                                                                          41,607,979
Retail - Restaurants - 0.4%
        12,344,000  Brinker International, 5.7500%, 6/1/14                                                                12,104,119
         7,712,000  Darden Restaurants Inc., 5.6250%, 10/15/12                                                             8,231,426
                                                                                                                          20,335,545
Special Purpose Entity - 0.3%
         5,291,000  Harley-Davidson Funding Corp., 5.7500%, 12/15/14 (144A)                                                5,371,783
         3,104,000  Petroplus Finance, Ltd., 6.7500%, 5/1/14 (144A)                                                        2,917,760
         5,835,000  Petroplus Finance, Ltd., 7.0000%, 5/1/17 (144A)                                                        5,251,500
                                                                                                                          13,541,043
Steel - Producers - 0.2%
         2,755,000  ArcelorMittal, 5.3750%, 6/1/13**                                                                       2,907,217
         2,304,000  ArcelorMittal, 9.0000%, 2/15/15**                                                                      2,721,245
         3,543,000  ArcelorMittal, 6.1250%, 6/1/18**                                                                       3,655,795
                                                                                                                           9,284,257
Super-Regional Banks - 0.3%
         5,999,000  Capital One Financial Corp., 7.3750%, 5/23/14                                                          6,792,260
         4,898,000  National City Corp., 6.8750%, 5/15/19                                                                  5,184,538
         5,146,000  Wells Fargo Capital XIII, 7.7000%, 9/26/99++                                                           4,991,620
                                                                                                                          16,968,418
Telephone - Integrated - 0.8%
        14,313,000  Qwest Communications International, Inc., 7.2500%, 2/15/11                                            14,384,565
        22,746,000  Sprint Capital Corp., 7.6250%, 1/30/11                                                                23,286,218
                                                                                                                          37,670,783
Television - 0.8%
         6,322,000  CBS Corp., 6.6250%, 5/15/11                                                                            6,625,178
         9,257,000  CBS Corp., 8.2000%, 5/15/14                                                                           10,523,524
        16,260,000  CBS Corp., 8.8750%, 5/15/19                                                                           19,452,229
         3,835,000  CBS Corp., 5.5000%, 5/15/33                                                                            3,212,188
                                                                                                                          39,813,119
Transportation - Railroad - 0.1%
         2,771,631  CSX Corp., 8.3750%, 10/15/14                                                                           3,193,390
         2,572,000  Kansas City Southern de Mexico S.A. de C.V., 7.6250%, 12/1/13                                          2,533,420
                                                                                                                           5,726,810
Wireless Equipment - 0%
         1,992,000  American Tower Corp., 4.6250%, 4/1/15 (144A)                                                           2,014,818
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $1,597,759,250)                                                                            1,702,632,773
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Diversified Banking Institutions - 0.1%
            26,900  Citigroup, Inc., convertible, 7.5000% (T-DECS)                                                         2,806,746
Food - Miscellaneous/Diversified - 0.0%
                19  H.J. Heinz Finance Co., 8.0000% (144A)                                                                 1,971,250
Metal - Copper - 0.3%
           124,773  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500%                                            14,373,850
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $11,160,594)                                                                                  19,151,846
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 4.6%
      $ 15,920,000  0.8750%, 1/31/11                                                                                      15,969,750
        14,394,000  1.1250%, 6/30/11                                                                                      14,452,468
        19,756,000  1.0000%, 10/31/11                                                                                     19,738,220
        51,749,000  1.3750%, 2/15/12                                                                                      51,898,606
        10,559,000  1.3750%, 9/15/12                                                                                      10,509,499
         6,474,900  0.6250%, 4/15/13##                                                                                    6,584,164
        35,234,000  2.7500%, 10/31/13                                                                                     36,084,584
        15,740,000  1.7500%, 1/31/14                                                                                      15,441,192
        46,196,000  1.8750%, 2/28/14                                                                                      45,434,505
         3,668,000  2.6250%, 6/30/14                                                                                       3,694,652
         3,734,000  2.6250%, 7/31/14                                                                                       3,752,670
         3,351,000  2.3750%, 8/31/14                                                                                       3,326,390
         3,411,000  2.3750%, 9/30/14                                                                                       3,382,211
         4,385,000  2.1250%, 11/30/14                                                                                      4,281,207
         2,145,000  3.3750%, 11/15/19                                                                                      2,063,233
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $237,038,601)                                                                      236,613,351
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.0%
       151,646,096  Janus Cash Liquidity Fund LLC, 0%, (cost $151,646,096)                                               151,646,096
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,440,000,518) - 100%                                                                $  5,082,899,588
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Australia                                 $    20,901,178              0.4%
Belgium                                        94,947,017              1.9%
Bermuda                                        24,269,807              0.5%
Brazil                                        117,111,844              2.3%
Canada                                        265,932,569              5.2%
Cayman Islands                                 29,942,537              0.6%
Germany                                         9,465,494              0.2%
Hong Kong                                      30,292,987              0.6%
India                                          25,586,235              0.5%
Ireland                                        49,856,725              0.9%
Luxembourg                                     57,152,800              1.1%
Mexico                                         10,105,333              0.2%
Sweden                                         16,981,177              0.3%
Switzerland                                   388,715,777              7.6%
United Kingdom                                170,808,006              3.4%
United States ++                            3,773,830,102              74.3%
--------------------------------------------------------------------------------
Total                                     $ 5,082,899,588             100.0%

++    Includes Cash Equivalents (71.3% excluding Cash Equivalents)

Forward Currency Contracts, Open
As of December 31, 2009 (unaudited)

                                                                    Currency Value in
Currency Sold and Settlement Date          Currency Units Sold            U.S.$           Unrealized Gain/Loss
--------------------------------------------------------------------------------------------------------------
British Pound 1/14/10                           39,910,000           $  64,434,710           $   1,463,060
British Pound 1/21/10                            9,675,000              15,619,572                 629,687
Euro 1/14/10                                    14,980,000              21,489,951                 831,148
Euro 1/21/10                                       220,000                 315,603                  13,917
Euro 2/4/10                                      4,800,000               6,885,715                 195,437
Swiss Franc 1/14/10                             28,000,000              27,094,764                 (67,737)
Swiss Franc 1/21/10                             48,900,000              47,322,276               1,246,967
--------------------------------------------------------------------------------------------------------------
Total                                                                $ 183,162,591           $   4,312,479

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

T-DECS            Tangible Dividend Enhanced Common Stock

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

++    Rate is subject to change. Rate shown reflects current rate.

##    Security is a U.S. Treasury Inflation-Protected Security (TIPS).

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

------------------------------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of December 31, 2009)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Level 2 - Other Significant    Level 3 - Significant
                                                 Level 1 - Quoted Prices          Observable Inputs           Unobservable Inputs
====================================================================================================================================
Investments in Securities:
Janus Balanced Fund
Common Stock
Aerospace and Defense                                    $    32,034,351                  $    30,948,870           $            --

Agricultural Chemicals                                        26,376,719                       62,739,418                        --

Brewery                                                               --                       86,411,835                        --

Casino Hotels                                                  6,215,587                       20,901,178                        --

Cellular Telecommunications                                           --                       18,719,710                        --

Commercial Banks                                                      --                       82,763,230                        --

Diversified Banking Institutions                             200,771,547                       68,059,955                        --

Diversified Operations                                        63,867,886                       15,162,096                        --

Food - Miscellaneous/Diversified                                      --                       81,281,229                        --

Food - Retail                                                         --                       14,953,136                        --

Medical - Drugs                                              134,071,451                       91,151,008                        --

Oil Companies - Integrated                                   111,175,613                       63,741,630                        --

Power Converters and Power Supply Equipment                           --                       11,012,469                        --

Real Estate Operating/Development                                     --                       15,130,892                        --

Soap and Cleaning Preparations                                        --                       93,400,012                        --

All Other                                                  1,641,965,700                               --                        --

Corporate Bonds                                                                             1,702,632,773

Preferred Stocks                                                                               19,151,846

U.S. Treasury Notes/Bonds                                                                     236,613,351

Money Market                                                                                  151,646,096

Total Investments in Securities                          $ 2,216,478,854                  $ 2,866,420,734           $            --
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):

Foreign Currency Contracts, Open                         $            --                  $     4,312,479           $            --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Balanced Fund                                               $ 805,201,996
--------------------------------------------------------------------------------

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.0%
Airlines - 3.0%
         3,233,180  Continental Airlines, Inc. - Class B*                                                           $     57,938,586
         5,365,542  UAL Corp.*                                                                                            69,269,147
                                                                                                                         127,207,733
Automotive - Medium and Heavy Duty Trucks - 0.5%
           556,135  PACCAR, Inc.                                                                                          20,171,016
Batteries and Battery Systems - 0.9%
         1,620,225  A123 Systems, Inc.*                                                                                   36,357,849
Brewery - 0.8%
           666,990  Anheuser-Busch InBev N.V.                                                                             34,484,601
         4,901,153  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                   35,114
                                                                                                                          34,519,715
Broadcast Services and Programming - 1.8%
         1,448,113  Liberty Global, Inc. - Class A*                                                                       31,728,156
         2,103,067  Liberty Global, Inc. - Class C*                                                                       45,952,014
                                                                                                                          77,680,170
Building Products - Cement and Aggregate - 0.6%
         2,161,111  Cemex S.A.B. de C.V. (ADR)*                                                                           25,544,332
Cable Television - 4.1%
         5,158,845  DIRECTV-Class A*, **                                                                                 172,047,481
Casino Hotels - 0.3%
           739,638  Ameristar Casinos, Inc.                                                                               11,264,687
Commercial Banks - 4.5%
         5,177,948  ICICI Bank, Ltd.                                                                                      96,562,092
         2,421,504  ICICI Bank, Ltd. (ADR)                                                                                91,314,916
                                                                                                                         187,877,008
Containers - Metal and Glass - 1.5%
         1,895,955  Owens-Illinois, Inc.*, **                                                                             62,320,041
Diversified Banking Institutions - 2.0%
         5,525,908  Bank of America Corp.                                                                                 83,220,174
Diversified Operations - 1.1%
         1,313,435  Tyco International, Ltd. (U.S. Shares)                                                                46,863,361
Electric - Generation - 1.5%
        12,481,587  NTPC, Ltd.                                                                                            63,032,650
Electric - Integrated - 1.5%
         1,472,300  Light S.A.                                                                                            21,818,810
        17,787,345  Tenaga Nasional Berhad                                                                                43,565,881
                                                                                                                          65,384,691
Electric - Transmission - 1.8%
        32,210,129  Power Grid Corp. of India, Ltd.                                                                       75,830,496
Electric Products - Miscellaneous - 1.6%
         1,311,966  Bharat Heavy Electricals, Ltd.                                                                        67,468,991
Engineering - Research and Development Services - 1.7%
         2,062,977  Larsen & Toubro, Ltd.                                                                                 73,865,760
Finance - Consumer Loans - 0.5%
         2,071,235  SLM Corp.*                                                                                            23,342,818
Financial Guarantee Insurance - 3.7%
         5,801,900  Assured Guaranty, Ltd.                                                                               126,249,344
         4,129,785  Radian Group, Inc.                                                                                    30,188,728
                                                                                                                         156,438,072
Food - Retail - 1.0%
         6,187,744  Tesco PLC**                                                                                           42,498,916
Forestry - 2.5%
         2,747,291  Plum Creek Timber Co., Inc. **                                                                       103,737,708
Medical - Drugs - 1.8%
         1,160,035  Novo Nordisk A/S                                                                                      74,068,235
Medical - Generic Drugs - 2.0%
         1,164,860  Perrigo Co.                                                                                           46,408,023
           691,990  Teva Pharmaceutical S.P. (ADR)                                                                        38,875,998
                                                                                                                          85,284,021
Medical Products - 0.9%
           473,960  Becton, Dickinson and Co.                                                                             37,376,486
Metal - Copper - 1.0%
           520,855  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                        41,819,448
Metal Processors and Fabricators - 0.9%
         6,906,937  Bharat Forge, Ltd.                                                                                    40,185,459
Multi-Line Insurance - 0.6%
           483,045  ACE, Ltd. (U.S. Shares)                                                                               24,345,468
Oil Companies - Exploration and Production - 6.8%
         8,910,540  Denbury Resources, Inc.*                                                                             131,875,992
         1,355,735  Southwestern Energy Co.*                                                                              65,346,427
         1,835,070  Ultra Petroleum Corp. (U.S. Shares)*                                                                  91,496,590
                                                                                                                         288,719,009
Petrochemicals - 0.9%
         1,173,474  Industries Qatar                                                                                      36,727,532
Pipelines - 5.0%
         3,850,039  Kinder Morgan Management LLC*,**                                                                     210,366,131
Power Converters and Power Supply Equipment - 0.6%
         1,507,415  Yingli Green Energy Holding Company, Ltd.*                                                            23,832,231
Real Estate Management/Services - 3.5%
        11,000,850  CB Richard Ellis Group, Inc. - Class A*                                                              149,281,535
Real Estate Operating/Development - 10.4%
        25,973,955  CapitaLand, Ltd.                                                                                      77,002,691
        26,693,000  Hang Lung Properties, Ltd.                                                                           104,283,214
         8,898,522  St. Joe Co.*, **, #                                                                                  257,078,300
                                                                                                                         438,364,205
REIT - Diversified - 1.1%
           648,196  Vornado Realty Trust                                                                                  45,334,828
REIT - Mortgage - 0.1%
         2,117,228  Gramercy Capital Corp.*                                                                                5,483,621
REIT - Warehouse/Industrial - 2.7%
         8,386,754  ProLogis                                                                                             114,814,662
Resorts and Theme Parks - 2.7%
         2,970,340  Vail Resorts, Inc.*, #                                                                               112,278,852
Retail - Major Department Stores - 0.8%
         3,697,469  Pantaloon Retail India, Ltd.                                                                          29,867,970
           382,259  Pantaloon Retail India, Ltd. - Class B                                                                 2,331,206
                                                                                                                          32,199,176
Soap and Cleaning Preparations - 0.8%
           588,032  Reckitt Benckiser Group PLC**                                                                         31,846,376
Steel - Producers - 3.3%
         2,763,590  Jindal Steel & Power, Ltd.                                                                            41,614,420
         4,427,536  JSW Steel, Ltd.                                                                                       95,775,228
                                                                                                                         137,389,648
Telecommunication Equipment - Fiber Optics - 0.3%
           706,260  Corning, Inc.                                                                                         13,637,881
Television - 2.9%
         8,844,670  CBS Corp. - Class B                                                                                  124,267,614
Tobacco - 7.7%
         5,830,003  British American Tobacco PLC**                                                                       189,057,974
            39,919  Japan Tobacco, Inc.                                                                                  134,772,648
                                                                                                                         323,830,622
Transportation - Marine - 0.3%
           582,920  Teekay Corp. (U.S. Shares)                                                                            13,529,573
Water - 1.3%
         2,477,695  American Water Works Co., Inc.                                                                        55,525,145
Wireless Equipment - 2.7%
        14,872,870  Motorola, Inc.*                                                                                      115,413,471
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,769,529,337)                                                                               4,132,594,898
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.3%
Casino Hotels - 0.6%
   $     9,363,000  MGM Mirage 10.3800%, 5/15/14(144A)                                                                    10,158,855
        12,486,000  MGM Mirage 11.1300%, 11/15/17(144A)                                                                   13,828,245
                                                                                                                          23,987,100
REIT - Warehouse/Industrial - 0.7%
        31,151,000  ProLogis, 2.2500%, 4/1/37                                                                             28,892,553
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $37,235,499)                                                                                  52,879,653
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.7%
            52,327  Bank of America Corp.
                         expires May 2010
                         exercise price $18.00                                                                             2,801,483
             6,500  CBOE Volatility Index (VIX)
                         expires February 2010
                         exercise price $25.00                                                                             1,809,762
             2,979  CBOE Volatility Index (VIX)
                         expires February 2010
                         exercise price $30.00**                                                                             418,386
            86,100  Delta Air Lines, Inc.
                         expires March 2010
                         exercise price $11.00                                                                            12,899,071
            22,050  Dollar Index Spot (DXY)
                         expires March 2010
                         exercise price $77.00                                                                             6,800,220
            53,681  PowerShares DB
                         expires June 2010
                         exercise price $23.00**                                                                           4,540,071

------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $29,357,543)                                                               29,268,993
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,836,122,379) - 100%                                                                $  4,214,743,544
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Belgium                                   $    34,519,715              0.8%
Bermuda                                       126,249,344              3.0%
Brazil                                         21,818,810              0.5%
Canada                                         91,496,590              2.2%
Cayman Islands                                 23,832,231              0.6%
Denmark                                        74,068,235              1.8%
Hong Kong                                     104,283,215              2.5%
India                                         677,849,187             16.1%
Israel                                         38,875,998              0.9%
Japan                                         134,772,648              3.2%
Malaysia                                       43,565,881              1.0%
Marshall Islands                               13,529,573              0.3%
Mexico                                         25,544,332              0.6%
Qatar                                          36,727,532              0.9%
Singapore                                      77,002,691              1.8%
Switzerland                                    71,208,829              1.7%
United Kingdom                                263,403,267              6.2%
United States                               2,355,995,466             55.9%
--------------------------------------------------------------------------------
Total                                     $ 4,214,743,544            100.0%

Forward Currency Contracts, Open as
of December 31, 2009 (unaudited)

                                                                    Currency Value in
Currency Sold and Settlement Date          Currency Units Sold            U.S.$           Unrealized Gain/Loss
--------------------------------------------------------------------------------------------------------------
British Pound 1/14/10                           44,000,000           $  71,038,017           $   1,240,434
British Pound 1/21/10                           40,286,500              65,039,575               2,622,006
British Pound 2/4/10                            62,680,000             101,182,803               1,231,429
--------------------------------------------------------------------------------------------------------------
Total                                                                $ 237,260,395           $   5,093,869

Schedule of Written Options - Calls                                    Value
--------------------------------------------------------------------------------
                        CBOE Volatility Index (VIX)
                           expires April 2010
                           2,979 contracts
                           exercise price $30.00                   $   (645,594)

                        PowerShares DB
                           expires June 2010
                           53,681 contracts
                           exercise price $26.00                       (943,444)

--------------------------------------------------------------------------------
Total Written Options - Calls
(premiums received $1,606,507)                                     $ (1,589,038)
--------------------------------------------------------------------------------


 Schedule of Written Options - Puts                                    Value
--------------------------------------------------------------------------------
                        Bank of America Corp.(LEAP)
                           expires January 2011
                           73,645 contracts
                           exercise price $12.50                  $ (10,340,752)

                        CBOE Volatility Index (VIX)
                           expires February 2010
                           6,500 contracts
                           exercise price $25.00                     (1,330,550)

                        Delta Air Lines, Inc.
                           expires March 2010
                           21,525 contracts
                           exercise price $8.00                        (552,977)

                        Delta Air Lines, Inc.
                           expires March 2010
                           64,575 contracts
                           exercise price $9.00                      (2,900,709)

                        Dollar Index Spot (DXY)
                           expires March 2010
                           22,050 contracts
                           exercise price $73.00                       (658,192)

--------------------------------------------------------------------------------
Total Written Options - Puts
(premiums received $18,957,021)                                   $ (15,783,180)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2009.

                                      Purchases                       Sales               Realized       Dividend        Value
                               Shares          Cost          Shares          Cost        Gain/(Loss)      Income       at 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund
St. Joe Co.                           --   $         --             --   $         --   $         --   $         --    $ 257,078,300
Vail Resorts, Inc.                    --             --             --             --             --             --      112,278,852
------------------------------------------------------------------------------------------------------------------------------------
                                           $         --                  $         --   $         --   $        --     $ 369,357,152
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary                                                      Level 2 - Other Significant    Level 3 - Significant
(as of December 31, 2009)                        Level 1 - Quoted Prices           Observable Inputs          Unobservable Inputs
====================================================================================================================================
   Investments in Securities:
   Janus Contrarian Fund
   Common Stock
   Brewery                                               $            --                  $    34,519,715           $            --

   Building Products - Cement and Aggregate                           --                       25,544,332                        --

   Commercial Banks                                                   --                      187,877,008                        --

   Electric - Generation                                              --                       63,032,650                        --

   Electric - Integrated                                              --                       65,384,691                        --

   Electric - Transmission                                            --                       75,830,496                        --

   Electric Products - Miscellaneous                                  --                       67,468,991                        --

   Engineering - Research and Development Services                    --                       73,865,760                        --

   Food - Retail                                                      --                       42,498,916                        --

   Medical - Drugs                                                    --                       74,068,235                        --

   Medical - Generic Drugs                                    46,408,023                       38,875,998                        --

   Metal Processors and Fabricators                                   --                       40,185,459                        --

   Petrochemicals                                                     --                       36,727,532                        --

   Power Converters and Power Supply Equipment                        --                       23,832,231                        --

   Real Estate Operating/Development                         257,078,300                      181,285,905                        --

   Retail - Major Department Stores                                   --                       32,199,176                        --

   Soap and Cleaning Preparations                                     --                       31,846,376                        --

   Steel - Producers                                                  --                      137,389,648                        --

   Tobacco                                                            --                      323,830,622                        --

   All Other                                               2,272,844,834                               --                        --

   Corporate Bonds                                                    --                       52,879,653                        --

   Total Investment in Securities                        $ 2,576,331,157                  $ 1,609,143,394           $            --
------------------------------------------------------------------------------------------------------------------------------------
   Investments in Purchased Options:
   Janus Contrarian Fund                                 $            --                  $    29,268,993           $            --
------------------------------------------------------------------------------------------------------------------------------------
   Other Financial Instruments(a):
   Janus Contrarian Fund                                 $            --                  $   (12,278,349)          $            --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Contrarian Fund                                              $ 70,693,354
--------------------------------------------------------------------------------

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.9%
Advertising Sales - 1.6%
         1,278,427  Lamar Advertising Co. - Class A*                                                                $     39,746,295
Aerospace and Defense - 1.5%
           836,550  Empresa Brasileira de Aeronautica S.A. (ADR)                                                          18,496,121
           377,335  TransDigm Group, Inc.*                                                                                17,919,639
                                                                                                                          36,415,760
Aerospace and Defense - Equipment - 1.0%
           274,670  Alliant Techsystems, Inc.*                                                                            24,245,121
Agricultural Chemicals - 1.5%
           345,335  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                37,468,848
Agricultural Operations - 0.4%
        10,434,320  Chaoda Modern Agriculture Holdings, Ltd.                                                              11,071,623
Airlines - 1.4%
         1,288,681  Ryanair Holdings PLC (ADR)*, **                                                                       34,562,424
Apparel Manufacturers - 0.4%
         1,047,702  Burberry Group PLC                                                                                    10,041,256
Applications Software - 0.5%
           292,490  Citrix Systems, Inc.*                                                                                 12,170,509
Auction House - Art Dealer - 0.9%
         1,050,880  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                         23,571,238
Batteries and Battery Systems - 0.8%
           339,143  Energizer Holdings, Inc.*                                                                             20,782,683
Casino Hotels - 0.9%
         3,154,543  Crown, Ltd. **                                                                                        22,606,492
Commercial Services - 0.5%
           304,790  CoStar Group, Inc.*                                                                                   12,731,078
Commercial Services - Finance - 2.2%
           562,997  Global Payments, Inc.                                                                                 30,323,019
           425,167  Interactive Data Corp.                                                                                10,756,725
           411,733  Paychex, Inc.                                                                                         12,615,499
                                                                                                                          53,695,243
Computer Aided Design - 0.4%
           209,160  ANSYS, Inc.*                                                                                           9,090,094
Computer Services - 1.5%
           687,763  IHS, Inc. - Class A*                                                                                  37,696,290
Computers - 1.3%
           155,590  Apple, Inc.*                                                                                          32,807,707
Consulting Services - 0.6%
           859,187  Gartner, Inc.*                                                                                        15,499,733
Containers - Metal and Glass - 2.8%
           624,090  Ball Corp.                                                                                            32,265,453
         1,103,950  Owens-Illinois, Inc.*                                                                                 36,286,837
                                                                                                                          68,552,290
Decision Support Software - 1.8%
         1,426,302  MSCI, Inc.*                                                                                           45,356,404
Distribution/Wholesale - 3.0%
           624,620  Fastenal Co.                                                                                          26,009,177
        11,918,695  Li & Fung, Ltd.                                                                                       49,048,610
                                                                                                                          75,057,787
Electric Products - Miscellaneous - 0.8%
           516,284  AMETEK, Inc.                                                                                          19,742,700
Electronic Components - Miscellaneous - 1.4%
         1,459,120  Tyco Electronics, Ltd. (U.S. Shares)                                                                  35,821,396
Electronic Components - Semiconductors - 0.9%
         7,605,916  ARM Holdings PLC                                                                                      21,740,897
Electronic Connectors - 2.4%
         1,270,755  Amphenol Corp. - Class A                                                                              58,683,466
Electronic Measuring Instruments - 1.9%
         1,861,751  Trimble Navigation, Ltd.*                                                                             46,916,125
Enterprise Software/Services - 0.8%
           899,030  CA, Inc.                                                                                              20,192,214
Entertainment Software - 0.4%
           567,375  Electronic Arts, Inc.*                                                                                10,070,906
Fiduciary Banks - 0.7%
           325,445  Northern Trust Corp.                                                                                  17,053,318
Finance - Other Services - 0.9%
            67,800  CME Group, Inc.                                                                                       22,777,410
Instruments - Controls - 0.7%
           162,355  Mettler-Toledo International, Inc.*                                                                   17,045,651
Instruments - Scientific - 1.6%
           832,521  Thermo Fisher Scientific, Inc.*                                                                       39,702,926
Internet Security - 1.7%
         2,434,465  Symantec Corp.*                                                                                       43,552,579
Investment Management and Advisory Services - 2.0%
           331,893  Eaton Vance Corp.                                                                                     10,092,866
         1,449,200  National Financial Partners Corp.*                                                                    11,724,028
           512,390  T. Rowe Price Group, Inc.                                                                             27,284,768
                                                                                                                          49,101,662
Machinery - General Industrial - 1.7%
           827,840  Roper Industries, Inc.                                                                                43,353,981
Medical - Biomedical and Genetic - 6.3%
         1,418,550  Celgene Corp.*, **                                                                                    78,984,863
           207,730  Genzyme Corp.*                                                                                        10,180,847
           547,177  Gilead Sciences, Inc.*                                                                                23,681,820
           277,535  Millipore Corp.*                                                                                      20,079,657
           556,335  Myriad Genetics, Inc.*                                                                                14,520,344
           239,015  Vertex Pharmaceuticals, Inc.*                                                                         10,241,793
                                                                                                                         157,689,324
Medical - Drugs - 0.9%
           364,420  Shire PLC (ADR)                                                                                       21,391,454
Medical Information Systems - 0.4%
           219,345  Athenahealth, Inc.*                                                                                    9,923,168
Medical Instruments - 2.7%
         1,354,230  St. Jude Medical, Inc.*                                                                               49,808,580
           249,115  Techne Corp.                                                                                          17,079,324
                                                                                                                          66,887,904
Medical Products - 4.6%
           994,150  Covidien PLC (U.S. Shares) **                                                                         47,609,844
           418,070  Henry Schein, Inc.*                                                                                   21,990,482
           984,033  Varian Medical Systems, Inc.*                                                                         46,101,946
                                                                                                                         115,702,272
Metal Processors and Fabricators - 1.6%
           362,010  Precision Castparts Corp.                                                                             39,947,804
Networking Products - 1.0%
           929,045  Juniper Networks, Inc.*                                                                               24,777,630
Oil Companies - Exploration and Production - 3.2%
           333,730  EOG Resources, Inc.                                                                                   32,471,929
           930,414  Ultra Petroleum Corp. (U.S. Shares)*                                                                  46,390,442
                                                                                                                          78,862,371
Oil Companies - Integrated - 1.0%
           434,084  Hess Corp.                                                                                            26,262,082
Oil Field Machinery and Equipment - 0.9%
           692,645  Dresser-Rand Group, Inc.*                                                                             21,894,508
Physical Practice Management - 0.3%
           117,079  Mednax, Inc.*                                                                                          7,037,619
Pipelines - 1.8%
           805,656  Kinder Morgan Management LLC*                                                                         44,021,044
Printing - Commercial - 1.5%
           643,024  VistaPrint N.V. (U.S. Shares) **                                                                      36,433,740
Real Estate Management/Services - 1.3%
           550,903  Jones Lang LaSalle, Inc.                                                                              33,274,541
Reinsurance - 1.5%
            11,633  Berkshire Hathaway, Inc. - Class B*                                                                   38,226,038
Retail - Apparel and Shoe - 0.7%
         1,016,160  American Eagle Outfitters, Inc.                                                                       17,254,397
Retail - Automobile - 0.8%
           532,755  Copart, Inc.*                                                                                         19,514,816
Retail - Office Supplies - 0.8%
           816,827  Staples, Inc.                                                                                         20,085,776
Retail - Regional Department Stores - 0.7%
           345,455  Kohl's Corp.*                                                                                         18,630,388
Semiconductor Components/Integrated Circuits - 2.1%
        11,522,822  Atmel Corp.*                                                                                          53,120,209
Semiconductor Equipment - 1.9%
         1,325,685  KLA-Tencor Corp.                                                                                      47,936,770
Telecommunication Equipment - 0.9%
           829,279  CommScope, Inc.*                                                                                      22,000,772
Telecommunication Equipment - Fiber Optics - 0.7%
           923,300  Corning, Inc.                                                                                         17,828,923
Telecommunication Services - 4.3%
         1,582,725  Amdocs, Ltd. (U.S. Shares)                                                                            45,155,144
         1,105,981  SAVVIS, Inc.*                                                                                         15,539,033
         2,679,359  Time Warner Telecom, Inc. - Class A*                                                                  45,924,214
                                                                                                                         106,618,391
Toys - 1.4%
         1,699,014  Mattel, Inc.                                                                                          33,946,300
Transactional Software - 1.4%
           966,925  Solera Holdings, Inc.                                                                                 34,818,969
Transportation - Railroad - 1.3%
           582,045  Canadian National Railway Co. (U.S. Shares)                                                           31,639,966
Transportation - Services - 1.8%
           398,180  C.H. Robinson Worldwide, Inc.                                                                         23,385,112
           621,065  Expeditors International of Washington, Inc.                                                          21,569,587
                                                                                                                          44,954,699
Transportation - Truck - 0.9%
           597,825  Landstar System, Inc.                                                                                 23,177,675
Vitamins and Nutrition Products - 0.7%
           380,809  Mead Johnson Nutrition Co. - Class A                                                                  16,641,353
Web Hosting/Design - 1.6%
           367,541  Equinix, Inc.*                                                                                        39,014,477
Wireless Equipment - 4.0%
         2,550,083  Crown Castle International Corp.*                                                                     99,555,240
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,098,354,284)                                                                               2,437,994,726
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.1%
        53,039,486  Janus Cash Liquidity Fund LLC, 0% (cost $53,039,486)                                                  53,039,486
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,151,393,770) - 100%                                                                $  2,491,034,212
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Australia                                 $    22,606,492              0.9%
Bermuda                                        49,048,610              2.0%
Brazil                                         18,496,120              0.7%
Canada                                        139,070,494              5.6%
Cayman Islands                                 11,071,623              0.4%
Guernsey                                       45,155,144              1.8%
Ireland                                        82,172,268              3.3%
Jersey                                         21,391,454              0.9%
Netherlands                                    36,433,740              1.5%
Switzerland                                    35,821,396              1.4%
United Kingdom                                 31,782,154              1.3%
United States++                             1,997,984,717             80.2%
--------------------------------------------------------------------------------
Total                                     $ 2,491,034,212            100.0%

++    Includes Cash Equivalents (78.1% excluding Cash Equivalents)


Forward Currency Contracts, Open

As of December 31, 2009 (unaudited)                                 Currency Value
Currency Sold and Settlement Date          Currency Units Sold         in U.S.$           Unrealized Gain/Loss
--------------------------------------------------------------------------------------------------------------
Australian Dollar 1/14/10                        6,200,000           $   5,568,541           $      97,019
Australian Dollar 1/21/10                        8,400,000               7,538,263                 279,029
Australian Dollar 2/4/10                         7,367,000               6,600,607                  58,498
Euro 1/14/10                                     1,200,000               1,721,491                  66,581
Euro 1/21/10                                    11,891,250              17,058,713                 752,239
Euro 2/4/10                                      5,600,000               8,033,334                 228,010
--------------------------------------------------------------------------------------------------------------
Total                                                                $  46,520,949           $   1,481,376

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Shares of foreign companies trading on an American Stock
                  Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary                                                      Level 2 - Other Significant    Level 3 - Significant
(as of December 31, 2009)                        Level 1 - Quoted Prices           Observable Inputs          Unobservable Inputs
====================================================================================================================================
Investments in Securities:
Janus Enterprise Fund
Common Stock
Aerospace and Defense                                    $    17,919,639                  $    18,496,121           $            --
Agricultural Operations                                               --                       11,071,623                        --
Airlines                                                              --                       34,562,424                        --
Apparel Manufacturers                                                 --                       10,041,256                        --
Casino Hotels                                                         --                       22,606,492                        --
Distribution/Wholesale                                        26,009,177                       49,048,610                        --
Electronic Components - Semiconductors                                --                       21,740,897                        --
Medical - Drugs                                                       --                       21,391,454                        --
All Other                                                  2,205,107,033                               --                        --

Money Market                                                          --                       53,039,486                        --

Total Investment in Securities                           $ 2,249,035,849                  $   241,998,363           $            --
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Enterprise Fund                                    $            --                  $     1,481,376           $            --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2009 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Enterprise Fund                                             $ 158,059,000
--------------------------------------------------------------------------------

Janus Forty Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.3%
Agricultural Chemicals - 2.8%
         1,401,432  Monsanto Co.                                                                                    $    114,567,066
           218,940  Syngenta A.G.                                                                                         61,407,137
                                                                                                                         175,974,203
Brewery - 6.1%
         7,453,983  Anheuser-Busch InBev N.V.                                                                            385,384,534
         1,579,816  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                   11,318
                                                                                                                         385,395,852
Cellular Telecommunications - 0.7%
           877,380  America Movil S.A.B. de C.V. - Series L (ADR)                                                         41,219,312
Chemicals - Diversified - 1.0%
         4,947,393  Israel Chemicals, Ltd.                                                                                64,634,389
Commercial Banks - 1.6%
         4,135,369  Standard Chartered PLC                                                                               103,521,543
Computers - 12.7%
         2,231,710  Apple, Inc.*                                                                                         470,578,370
         4,841,214  Research In Motion, Ltd. (U.S. Shares)*                                                              326,975,593
                                                                                                                         797,553,963
Cosmetics and Toiletries - 1.1%
           808,810  Colgate-Palmolive Co.                                                                                 66,443,742
Diversified Banking Institutions - 5.9%
         9,450,536  Bank of America Corp.                                                                                142,325,072
           573,775  Goldman Sachs Group, Inc.                                                                             96,876,171
         3,199,095  JPMorgan Chase & Co.                                                                                 133,306,289
                                                                                                                         372,507,532
Diversified Minerals - 1.5%
         3,139,632  Cia Vale do Rio Doce (ADR)                                                                            91,143,517
Electronic Connectors - 0.6%
           804,342  Amphenol Corp. - Class A                                                                              37,144,514
Enterprise Software/Services - 4.5%
        11,585,318  Oracle Corp.                                                                                         284,303,704
Finance - Investment Bankers/Brokers - 0.1%
           496,826  Charles Schwab Corp.                                                                                   9,350,265
Finance - Other Services - 2.0%
           381,316  CME Group, Inc.                                                                                      128,103,110
Medical - Biomedical and Genetic - 11.6%
         6,534,544  Celgene Corp.*                                                                                       363,843,410
         7,263,369  Gilead Sciences, Inc.*                                                                               314,358,610
         1,131,750  Vertex Pharmaceuticals, Inc.*                                                                         48,495,488
                                                                                                                         726,697,508
Medical - Drugs - 1.3%
           479,569  Roche Holding A.G.                                                                                    81,657,436
Medical Instruments - 2.4%
           487,221  Intuitive Surgical, Inc.*                                                                            147,783,874
Multi-Line Insurance - 1.4%
         1,753,140  ACE, Ltd. (U.S. Shares)                                                                               88,358,256
Multimedia - 3.0%
        13,980,100  News Corp. - Class A                                                                                 191,387,569
Networking Products - 5.2%
        13,605,817  Cisco Systems, Inc.*                                                                                 325,723,259
Oil Companies - Integrated - 2.8%
         2,295,565  Petroleo Brasileiro S.A. (ADR)                                                                       109,452,539
         1,627,956  Petroleo Brasileiro S.A. (U.S. Shares)                                                                69,009,055
                                                                                                                         178,461,594
Optical Supplies - 2.1%
           792,958  Alcon, Inc. (U.S. Shares)                                                                            130,322,647
Real Estate Operating/Development - 0.8%
        12,080,000  Hang Lung Properties, Ltd.                                                                            47,193,692
Retail - Drug Store - 3.4%
         6,666,865  CVS Caremark Corp.                                                                                   214,739,722
Retail - Regional Department Stores - 0.7%
           848,975  Kohl's Corp.*                                                                                         45,785,222
Soap and Cleaning Preparations - 1.0%
         1,119,339  Reckitt Benckiser Group PLC                                                                           60,620,664
Telecommunication Equipment - Fiber Optics - 1.2%
         3,749,645  Corning, Inc.                                                                                         72,405,645
Transportation - Services - 1.2%
         1,285,125  United Parcel Service, Inc. - Class B                                                                 73,727,621
Web Portals/Internet Service Providers - 6.4%
           530,188  Google, Inc. - Class A*                                                                              328,705,956
         4,273,102  Yahoo!, Inc.*                                                                                         71,702,652
                                                                                                                         400,408,608
Wireless Equipment - 2.2%
         3,506,521  Crown Castle International Corp.*                                                                    136,894,580
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,188,395,678)                                                                               5,479,463,543
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.5%
Diversified Banking Institutions - 1.5%
         6,234,000  Bank of America, Corp. (cost $93,510,000)                                                             93,011,280
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 11.2%
       703,358,398  Janus Cash Liquidity Fund LLC, 0% (cost $703,358,398)                                                703,358,398

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,985,264,076) - 100%                                                                $  6,275,833,221
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Belgium                                   $   385,395,852              6.1%
Brazil                                        269,605,111              4.3%
Canada                                        326,975,594              5.2%
Hong Kong                                      47,193,692              0.8%
Israel                                         64,634,389              1.0%
Mexico                                         41,219,312              0.7%
Switzerland                                   361,745,477              5.8%
United Kingdom                                164,142,207              2.6%
United States++                             4,614,921,587             73.5%
--------------------------------------------------------------------------------
Total                                     $ 6,275,833,221            100.0%

++    Includes Cash Equivalents (62.3% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary                                                      Level 2 - Other Significant    Level 3 - Significant
(as of December 31, 2009)                        Level 1 - Quoted Prices           Observable Inputs          Unobservable Inputs
====================================================================================================================================
Investments in Securities:
Janus Forty Fund
Common Stock
Agricultural Chemicals                                   $   114,567,066                  $    61,407,137           $            --
Brewery                                                               --                      385,395,852                        --
Cellular Telecommunications                                           --                       41,219,312                        --
Chemicals - Diversified                                               --                       64,634,389                        --
Commercial Banks                                                      --                      103,521,543                        --
Diversified Minerals                                                  --                       91,143,517                        --
Medical - Drugs                                                       --                       81,657,436                        --
Oil Companies - Integrated                                            --                      178,461,594                        --
Real Estate Operating/Development                                     --                       47,193,692                        --
Soap and Cleaning Preparations                                        --                       60,620,664                        --
All Other                                                  4,249,641,341                               --                        --

Preferred Stock                                                       --                       93,011,280                        --
Money Market                                                          --                      703,358,398                        --

Total Investment in Securities                           $ 4,364,208,407                  $ 1,911,624,814           $            --
------------------------------------------------------------------------------------------------------------------------------------

Janus Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.8%
Aerospace and Defense - 0.4%
           595,623  Northrop Grumman Corp.                                                                          $     33,265,545
Aerospace and Defense - Equipment - 0.5%
           622,820  United Technologies Corp.                                                                             43,229,936
Agricultural Chemicals - 1.4%
           514,496  Monsanto Co.                                                                                          42,060,048
           804,254  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                87,261,559
                                                                                                                         129,321,607
Applications Software - 1.4%
         4,135,033  Microsoft Corp.                                                                                      126,077,156
Athletic Footwear - 0.6%
         1,033,982  Adidas A.G.**                                                                                         55,867,190
Beverages - Non-Alcoholic - 1.0%
         1,612,960  Coca-Cola Co.                                                                                         91,938,720
Beverages - Wine and Spirits - 0.6%
         3,322,960  Diageo PLC**                                                                                          57,928,633
Brewery - 5.1%
         8,932,680  Anheuser-Busch InBev N.V.**                                                                          461,835,870
        10,131,582  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                72,586
                                                                                                                         461,908,456
Casino Hotels - 0.7%
         9,358,360  Crown, Ltd.**                                                                                         67,065,083
Commercial Banks - 0.7%
         3,467,559  ICICI Bank, Ltd.                                                                                      64,665,530
Computers - 8.0%
         1,682,882  Apple, Inc.*                                                                                         354,852,498
         2,353,559  International Business Machines Corp.                                                                308,080,873
           853,693  Research In Motion, Ltd. (U.S. Shares)*                                                               57,658,425
                                                                                                                         720,591,796
Consumer Products - Miscellaneous - 0.3%
           454,599  Kimberly-Clark Corp.                                                                                  28,962,502
Cosmetics and Toiletries - 1.3%
         1,433,231  Colgate-Palmolive Co.                                                                                117,739,927
Diversified Banking Institutions - 3.7%
         1,905,132  Bank of America Corp.                                                                                 28,691,288
           986,675  Goldman Sachs Group, Inc.                                                                            166,590,207
         3,275,995  JPMorgan Chase & Co.                                                                                 136,510,712
                                                                                                                         331,792,207
Diversified Operations - 3.5%
         1,807,733  Danaher Corp.                                                                                        135,941,522
         1,064,051  Illinois Tool Works, Inc.                                                                             51,063,807
         3,670,186  Tyco International, Ltd. (U.S. Shares)**                                                             130,952,237
                                                                                                                         317,957,566
E-Commerce/Services - 1.6%
         6,275,767  eBay, Inc.*                                                                                          147,731,555
Electric Products - Miscellaneous - 0.9%
         1,986,232  Emerson Electric Co.                                                                                  84,613,483
Electronic Components - Semiconductors - 0.7%
         2,252,632  Texas Instruments, Inc.                                                                               58,703,590
Electronic Connectors - 1.0%
         2,008,909  Amphenol Corp. - Class A                                                                              92,771,418
Enterprise Software/Services - 2.7%
         9,837,695  Oracle Corp.                                                                                         241,417,035
Food - Retail - 2.1%
        27,312,865  Tesco PLC**                                                                                          187,591,336
Forestry - 0.9%
         1,769,361  Weyerhaeuser Co.                                                                                      76,330,234
Gold Mining - 0.9%
           522,950  Agnico-Eagle Mines, Ltd. (U.S. Shares)                                                                28,239,300
         1,023,120  Newmont Mining Corp.                                                                                  48,403,807
                                                                                                                          76,643,107
Independent Power Producer - 0.7%
         2,472,086  NRG Energy, Inc.*                                                                                     58,365,950
Industrial Gases - 1.3%
         1,432,075  Praxair, Inc.                                                                                        115,009,943
Internet Security - 0.8%
         4,102,210  Symantec Corp.*                                                                                       73,388,537
Investment Management and Advisory Services - 1.2%
         2,055,346  T. Rowe Price Group, Inc.                                                                            109,447,175
Medical - Biomedical and Genetic - 4.4%
         4,710,632  Celgene Corp.*                                                                                       262,287,990
         3,196,940  Gilead Sciences, Inc.*                                                                               138,363,563
                                                                                                                         400,651,553
Medical - Drugs - 2.4%
         3,205,300  Bristol-Myers Squibb Co.                                                                              80,933,825
           814,894  Roche Holding A.G.**                                                                                 138,754,078
                                                                                                                         219,687,903
Medical - HMO - 0.6%
         1,893,744  UnitedHealth Group, Inc.**                                                                            57,721,317
Medical Instruments - 0.6%
         1,375,943  St. Jude Medical, Inc.*                                                                               50,607,184
Medical Products - 3.4%
         1,663,306  Baxter International, Inc.                                                                            97,602,796
         4,306,640  Covidien PLC (U.S. Shares)**                                                                         206,244,990
                                                                                                                         303,847,786
Metal Processors and Fabricators - 1.5%
         1,215,410  Precision Castparts Corp.                                                                            134,120,494
Multi-Line Insurance - 1.0%
         1,724,064  ACE, Ltd. (U.S. Shares)**                                                                             86,892,826
Networking Products - 3.5%
        13,292,670  Cisco Systems, Inc.*                                                                                 318,226,520
Oil Companies - Exploration and Production - 7.6%
           608,950  Apache Corp.                                                                                          62,825,372
         2,911,131  EOG Resources, Inc.                                                                                  283,253,046
         3,517,327  Occidental Petroleum Corp.                                                                           286,134,551
         1,206,063  XTO Energy, Inc.                                                                                      56,118,111
                                                                                                                         688,331,080
Oil Companies - Integrated - 1.6%
         3,363,899  Petroleo Brasileiro S.A. (U.S. Shares)                                                               142,595,679
Reinsurance - 1.1%
            28,775  Berkshire Hathaway, Inc. - Class B*                                                                   94,554,650
Retail - Building Products - 1.4%
         4,474,182  Home Depot, Inc.                                                                                     129,438,085
Retail - Drug Store - 1.7%
         4,643,148  CVS Caremark Corp.**                                                                                 149,555,797
Retail - Restaurants - 0.5%
           780,653  McDonald's Corp.                                                                                      48,743,973
Semiconductor Components/Integrated Circuits - 2.9%
         8,227,978  Marvell Technology Group, Ltd.                                                                       170,730,543
        43,305,539  Taiwan Semiconductor Manufacturing Co., Ltd.                                                          86,963,340
                                                                                                                         257,693,883
Semiconductor Equipment - 1.6%
         3,865,673  KLA-Tencor Corp.                                                                                     139,782,736
Soap and Cleaning Preparations - 0.8%
         1,391,370  Reckitt Benckiser Group PLC**                                                                         75,353,198
Telecommunication Equipment - Fiber Optics - 0.8%
         3,568,657  Corning, Inc.                                                                                         68,910,767
Television - 0.9%
         5,970,420  CBS Corp. - Class B                                                                                   83,884,401
Tobacco - 0.5%
         2,136,750  Altria Group, Inc.                                                                                    41,944,403
Transportation - Railroad - 1.4%
         2,342,215  Canadian National Railway Co. (U.S. Shares)                                                          127,322,807
Transportation - Services - 2.1%
         1,036,520  C.H. Robinson Worldwide, Inc.                                                                         60,874,820
         2,112,171  Expeditors International of Washington, Inc.                                                          73,355,698
           993,119  United Parcel Service, Inc. - Class B                                                                 56,975,237
                                                                                                                         191,205,755
Web Portals/Internet Service Providers - 3.2%
           293,015  Google, Inc. - Class A*                                                                              181,663,440
         6,438,148  Yahoo!, Inc.*                                                                                        108,032,123
                                                                                                                         289,695,563
Wireless Equipment - 6.3%
         9,552,465  Crown Castle International Corp.*                                                                    372,928,233
         5,142,860  Motorola, Inc.*                                                                                       39,908,594
         3,311,872  QUALCOMM, Inc.                                                                                       153,207,198
                                                                                                                         566,044,025
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,903,891,374)                                                                               8,637,137,602
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Diversified Banking Institutions - 0.4%
         2,264,969  Bank of America, Corp. (cost $33,974,535)                                                             33,793,337
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.8%
       344,502,949  Janus Cash Liquidity Fund LLC, 0% (cost $344,502,949)                                                344,502,949
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,282,368,858) - 100%                                                                $  9,015,433,888
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Australia                                 $    67,065,083              0.7%
Belgium                                       461,908,456              5.1%
Bermuda                                       170,730,543              1.9%
Brazil                                        142,595,679              1.6%
Canada                                        300,482,092              3.3%
Germany                                        55,867,190              0.6%
India                                          64,665,530              0.7%
Ireland                                       206,244,990              2.3%
Switzerland                                   356,599,140              4.0%
Taiwan                                         86,963,340              1.0%
United Kingdom                                320,873,167              3.6%
United States ++                            6,781,438,678             75.2%
--------------------------------------------------------------------------------
Total                                     $ 9,015,433,888            100.0%

++    Includes Cash Equivalents (71.4% excluding Cash Equivalents)

                                                                        Value
--------------------------------------------------------------------------------
Schedule of Written Options - Call
              United HealthGroup, Inc.
                 expires January 2010
                 9,468 contracts
                 exercise price $34.00
                 (Premiums received $466,488                          $ (54,346)
--------------------------------------------------------------------------------

Forward Currency Contracts, Open
as of December 31, 2009 (unaudited)

                                                                    Currency Value
Currency Sold and Settlement Date          Currency Units Sold         in U.S.$           Unrealized Gain/(Loss)
----------------------------------------------------------------------------------------------------------------
Australian Dollar 1/14/2010                   11,829,000             $  10,624,238           $     185,102
Australian Dollar 1/21/2010                   28,510,000                25,585,224                 798,648
Australian Dollar 2/4/2010                    10,959,000                 9,818,930                  87,020
British Pound 1/14/2010                       22,460,000                36,261,678                 714,442
British Pound 1/21/2010                       31,259,000                50,465,344               2,034,460
British Pound 2/4/2010                        70,380,000               113,612,726                 991,955
Euro 1/14/2010                               134,940,000               193,581,706               9,072,832
Euro 1/21/2010                                47,960,000                68,801,505               3,033,943
Euro 2/4/2010                                 64,700,000                92,813,701               2,634,328
Swiss Franc 1/21/2010                         72,000,000                69,676,971                 511,123
----------------------------------------------------------------------------------------------------------------
Total                                                                $ 671,242,023           $  20,063,853

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2009)

                                                                              Level 2 - Other Significant     Level 3 - Significant
                                                 Level 1 - Quoted Prices      Observable Inputs               Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Fund
Common Stock
Athletic Footwear                                        $            --                       55,867,190           $            --
Beverages - Wine and Spirits                                          --                       57,928,633                        --
Brewery                                                               --                      461,908,456                        --
Casino Hotels                                                         --                       67,065,083                        --
Commercial Banks                                                      --                       64,665,530                        --
Food - Retail                                                         --                      187,591,336                        --
Medical - Drugs                                               80,933,825                      138,754,078                        --
Oil Companies - Integrated                                            --                      142,595,679                        --
Semiconductor Components/Integrated Circuits                 170,730,543                       86,963,340                        --
Soap and Cleaning Preparations                                        --                       75,353,198                        --
All Other                                                  7,046,780,711                               --                        --

Convertible Preferred
Diversified Banking Institutions                                      --                       33,793,337                        --

Money Market                                                          --                      344,502,949                        --

Total Investments in Securities                            7,298,445,079                    1,716,988,809                        --

Other Financial Instruments(a):
Janus Fund                                               $            --                  $    20,063,853           $            --
------------------------------------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Fund                                                       $ 1,579,068,840

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.5%
Agricultural Chemicals - 1.6%
            73,740  Monsanto Co.                                                                                    $     6,028,245
            46,521  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                5,047,529
                                                                                                                         11,075,774
Chemicals - Diversified - 1.3%
           113,781  Bayer A.G.**                                                                                          9,100,600
Heart Monitors - 0.6%
           106,965  HeartWare International, Inc.*                                                                        3,794,049
Instruments - Scientific - 1.6%
           223,997  Thermo Fisher Scientific, Inc.*                                                                      10,682,417
Life and Health Insurance - 1.5%
           283,245  OdontoPrev S.A.**                                                                                    10,357,016
Medical - Biomedical and Genetic - 28.4%
           416,528  Acorda Therapeutics, Inc.*                                                                           10,504,836
           425,087  Alexion Pharmaceuticals, Inc.*                                                                       20,752,747
           210,437  AMAG Pharmaceuticals, Inc.*                                                                           8,002,919
           198,710  Amgen, Inc.*                                                                                         11,241,025
           762,585  Arena Pharmaceuticals, Inc.*                                                                          2,707,177
           405,723  Celgene Corp. *,**                                                                                   22,590,658
           357,515  Dendreon Corp. *,**                                                                                   9,395,494
         1,271,821  Fibrogen, Inc. - Private Placement#,^                                                                 6,359,105
           277,648  Genmab A/S*,**                                                                                        4,395,204
           443,366  Genzyme Corp.*                                                                                       21,729,368
           519,212  Gilead Sciences, Inc. *,**                                                                           22,471,495
           302,262  Human Genome Sciences, Inc.*,**                                                                       9,249,217
           139,593  Martek Biosciences Corp.*                                                                             2,643,891
           338,758  Myriad Genetics, Inc.*                                                                                8,841,584
           268,665  OSI Pharmaceuticals, Inc.*                                                                            8,336,675
           254,241  United Therapeutics Corp.*                                                                           13,385,789
           322,125  Vertex Pharmaceuticals, Inc.*                                                                        13,803,056
                                                                                                                        196,410,240
Medical - Drugs - 32.0%
           375,927  Abbott Laboratories                                                                                  20,296,299
           803,202  Achillion Pharmaceuticals, Inc.*                                                                      2,497,958
            47,508  Array BioPharma, Inc.*                                                                                  133,497
           164,788  AstraZeneca PLC (ADR)**                                                                               7,735,149
           264,593  Auxilium Pharmaceuticals, Inc.*                                                                       7,932,498
           579,498  Bristol-Myers Squibb Co.                                                                             14,632,325
           536,889  Forest Laboratories, Inc.*                                                                           17,239,506
           453,947  GlaxoSmithKline PLC (ADR)**                                                                          19,179,261
           226,830  King Pharmaceuticals, Inc.*                                                                           2,783,204
           676,722  Merck & Co., Inc.                                                                                    24,727,422
           290,187  Novartis A.G.**                                                                                      15,824,568
           175,465  Novo Nordisk A/S**                                                                                   11,238,110
         1,053,204  Pfizer, Inc.                                                                                         19,157,781
           167,076  Roche Holding A.G.**                                                                                 28,448,456
           151,785  Sanofi-Aventis S.A.**                                                                                11,906,615
           152,571  Shire PLC (ADR)**                                                                                     8,955,918
           462,012  XenoPort, Inc.*                                                                                       8,574,943
                                                                                                                        221,263,510
Medical - Generic Drugs - 3.3%
         8,364,183  Mediquest Therapeutics - Private Placement#,^,+                                                       2,509,255
           303,185  Mylan, Inc.*                                                                                          5,587,700
           160,883  Pharmstandard (GDR) (144A) *,**                                                                       3,229,340
           199,196  Teva Pharmaceutical S.P. (ADR)                                                                       11,190,831
                                                                                                                         22,517,126
Medical - HMO - 2.5%
            78,595  Humana, Inc.*                                                                                         3,449,535
           442,476  UnitedHealth Group, Inc.                                                                             13,486,668
                                                                                                                         16,936,203
Medical - Wholesale Drug Distributors - 0.6%
         5,505,491  Alapis Holding Industrial and Commercial S.A.**                                                       3,980,428
Medical Information Systems - 0.5%
            76,255  Athenahealth, Inc.*                                                                                   3,449,776
Medical Instruments - 3.5%
           776,447  Lifesync Holdings, Inc. - Private Placement#,^,+                                                      1,692,654
           155,062  Medtronic, Inc.                                                                                       6,819,627
           425,185  St. Jude Medical, Inc.*                                                                              15,638,305
                                                                                                                         24,150,586
Medical Labs and Testing Services - 0.8%
           165,046  Genoptix, Inc.*                                                                                       5,864,084
Medical Products - 12.3%
           272,038  Baxter International, Inc.                                                                           15,963,189
            96,930  Becton, Dickinson and Co.                                                                             7,643,900
           340,912  Covidien PLC (U.S. Shares)**                                                                         16,326,275
            67,515  Henry Schein, Inc.*                                                                                   3,551,289
           144,394  Hospira, Inc.*                                                                                        7,364,094
           237,816  Johnson & Johnson                                                                                    15,317,729
           137,517  Stryker Corp.                                                                                         6,926,731
           667,385  TomoTherapy, Inc.*                                                                                    2,602,802
           193,355  Varian Medical Systems, Inc.*                                                                         9,058,682
                                                                                                                         84,754,691
Optical Supplies - 1.5%
            63,384  Alcon, Inc. (U.S. Shares)**                                                                          10,417,160
Pharmacy Services - 1.1%
           119,430  Medco Health Solutions, Inc.*                                                                         7,632,771
Physical Practice Management - 1.1%
           129,358  Mednax, Inc.*                                                                                         7,775,709
Retail - Drug Store - 2.4%
           514,664  CVS Caremark Corp.**                                                                                 16,577,327
Soap and Cleaning Preparations - 0.9%
           121,046  Reckitt Benckiser Group PLC**                                                                         6,555,555
Therapeutics - 3.0%
           776,150  Allos Therapeutics, Inc.*                                                                             5,099,306
           286,903  Onyx Pharmaceuticals, Inc.*                                                                           8,417,733
         2,919,304  Portola Pharmaceuticals, Inc. - Private Placement#,^                                                  4,846,045
           195,927  Theravance, Inc.*                                                                                     2,560,766
                                                                                                                         20,923,850
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $585,045,259)                                                                                  694,218,872
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bond - 0.6%
REIT - Office Property - 0.6%
         4,512,000  Alexandria Real Estate Equities, Inc., convertible, 3.7000%, 1/15/27 (144A) (cost $3,292,971)         4,263,840
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.2%
Medical - Generic Drugs - 0.2%
$        5,192,551  Mediquest Therapeutics - Private Placement, Series A-1, 0%#,^ (cost $3,135,054)                       1,557,765
-----------------------------------------------------------------------------------------------------------------------------------
Purchased Option - Put - 0%
         650      Dendreon Corp.
                  expires May 2010
                  exercise price $25.00 (premiums paid $275,950)                                                            219,570
-----------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Medical - Generic Drugs - 0%
         3,345,673     Mediquest Therapeutics - expires 6/15/11#,^                                                                3
           803,980     Mediquest Therapeutics - expires 6/15/12#,^                                                                1
-----------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $94,066)                                                                                                     4
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $591,843,300) - 101.3%                                                                    700,260,051
-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.3)%
Medical - Drugs - (1.3)%
           221,070  Dr. Reddy's Laboratories, Ltd.                                                                       (5,352,105)
            94,104  UCB S.A.                                                                                             (3,943,582)
-----------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $6,593,138)                                                                        (9,295,687)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $585,250,162) - 100%                                        $   690,964,364
====================================================================================================================================

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Brazil                                    $    10,357,016              1.5%
Canada                                          5,047,528              0.7%
Denmark                                        15,633,314              2.2%
France                                         11,906,615              1.7%
Germany                                         9,100,600              1.3%
Greece                                          3,980,428              0.6%
Ireland                                        16,326,276              2.3%
Israel                                         11,190,831              1.6%
Jersey                                          8,955,918              1.3%
Russia                                          3,229,340              0.5%
Switzerland                                    54,690,185              7.8%
United Kingdom                                 33,469,965              4.8%
United States                                 516,372,035             73.7%
--------------------------------------------------------------------------------
Total                                     $   700,260,051            100.0%


              Summary of Investments by Country - (Short Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Belgium                                   $    (3,943,582)            42.4%
India                                          (5,352,105)            57.6%
--------------------------------------------------------------------------------
Total                                     $    (9,295,687)           100.0%

Forward Currency Contracts, Open
As of December 31, 2009 (unaudited)

                                                                    Currency Value
Currency Sold and Settlement Date          Currency Units Sold         in U.S.$           Unrealized Gain/(Loss)
----------------------------------------------------------------------------------------------------------------
Brazilian Real 1/14/10                          5,300,000            $   3,034,322           $       7,285
British Pound 1/14/10                           4,400,000                7,103,802                  63,253
British Pound 1/21/10                           5,422,000                8,753,418                 352,885
British Pound 2/4/10                              750,000                1,210,707                  10,571
Danish Krone 1/21/10                            9,500,000                1,831,620                  78,427
Euro 1/14/10                                    1,500,000                2,151,864                  83,226
Euro 1/21/10                                    2,068,000                2,966,670                 130,821
Euro 2/4/10                                     2,800,000                4,016,667                 114,005
Russian Rouble 1/21/10                         44,200,000                1,454,221                  70,969
Swiss Franc 1/14/10                            11,350,000               10,983,056                 221,287
Swiss Franc 1/21/10                            10,200,000                9,870,904                 265,464
----------------------------------------------------------------------------------------------------------------
Total                                                                $  53,377,251           $   1,398,193

Schedule of Written Options - Calls                                     Value
--------------------------------------------------------------------------------
                         Dendreon Corp.
                         expires May 2010
                         650 contracts
                         exercise price $35.00                      $  (226,450)

                         Human Genome Sciences, Inc.
                         expires January 2010
                         1,099 contracts
                         exercise price $25.00                         (321,482)
--------------------------------------------------------------------------------
                         Total premiums received                    $  (547,932)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Shares of foreign companies trading on an American Stock
                  Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

^     Schedule of Restricted and Illiquid Securities (as of December 31, 2009)

                                                                                                                       Value as a %
                                                                    Acquisition           Acquisition                  of Investment
                                                                        Date                  Cost           Value      Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc. - Private Placement                                12/28/04-11/8/05       $   5,786,786      6,359,105      0.9%
Lifesync Holdings, Inc. - Private Placement                      5/31/06 - 2/19/08           5,869,428      1,692,654      0.2%
Mediquest Therapeutics - expires 6/15/11                          5/11/06-6/15/06                    -              -      0.0%
Mediquest Therapeutics - expires 6/15/12                          10/12/07-5/8/08               94,066              -      0.0%
Mediquest Therapeutics - Private Placement                        5/11/06-6/15/06            5,018,510      2,509,255      0.4%
Mediquest Therapeutics - Private Placement, Series A-1, 0%            3/31/09                2,666,372      1,557,765      0.2%
Portola Pharmaceuticals, Inc. - Private Placement                      7/3/08                4,130,815      4,846,045      0.7%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          $ 23,565,977   $ 16,964,824      2.4%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of December 31, 2009. The issuer incurs all registration costs.

#     Schedule of Fair Valued Securities (as of December 31, 2009)

                                                                                            Value as a %
                                                                                            of Investment
                                                                               Value         Securities
---------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc. - Private Placement                                         $  6,359,105         0.9%
Lifesync Holdings, Inc. - Private Placement                                   1,692,654         0.2%
Mediquest Therapeutics - expires 6/15/11                                           --           0.0%
Mediquest Therapeutics - expires 6/15/12                                           --           0.0%
Mediquest Therapeutics - Private Placement                                    2,509,255         0.4%
Mediquest Therapeutics - Private Placement, Series A-1, 0%                    1,557,765         0.2%
Portola Pharmaceuticals, Inc. - Private Placement                             4,846,045         0.7%
---------------------------------------------------------------------------------------------------------
                                                                           $ 16,964,824         2.4%
---------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Funds' Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

+ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2009.

                                      Purchases                       Sales               Realized       Dividend        Value
                               Shares          Cost          Shares          Cost        Gain/(Loss)      Income       at 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Life
Sciences Fund
Lifesync Holdings, Inc. -
Private Placement                     --   $         --             --   $         --   $         --   $         --      1,692,654
Mediquest Therapeutics -
Private Placement                     --   $         --             --   $         --   $         --   $         --      2,509,255
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.


Valuation Inputs Summary                                                      Level 2 - Other Significant    Level 3 - Significant
(as of December 31, 2009)                        Level 1 - Quoted Prices           Observable Inputs          Unobservable Inputs
====================================================================================================================================
Investments in Securities:
Janus Global Life Sciences Fund
Common Stock
Chemicals - Diversified                                  $            --                  $     9,100,600           $            --
Life and Health Insurance                                             --                       10,357,016                        --
Medical - Biomedical and Genetic                             185,655,931                        4,395,204                 6,359,105
Medical - Drugs                                              117,975,433                      103,288,077                        --
Medical - Generic Drugs                                        5,587,700                       14,420,171                 2,509,255
Medical Instruments                                                   --                               --                 1,692,654
Medical - Wholesale Drug Distributors                                 --                        3,980,428                        --
Soap and Cleaning Preparations                                        --                        6,555,555                        --
Therapeutics                                                          --                               --                 4,846,045
All Other                                                    217,495,698                               --                        --

Corporate Bond                                                        --                        4,263,840                        --
Preferred Stock                                                       --                               --                 1,557,765
Warrants                                                              --                               --                         4

Total Investment in Securities                           $   526,714,762                  $   156,360,891           $    16,964,828
Investments in Purchased Options:
Janus Global Life Sciences Fund                          $            --                  $       219,570           $            --
Investments in Securities Sold Short:
Janus Global Life Sciences Fund                          $            --                  $    (9,295,687)          $            --

Other Financial Instruments(a):                          $            --                  $       850,261           $            --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of assets as of the fiscal period ended December 31, 2009

                                                                  Change in
                    Balance as of    Accrued                      Unrealized           Net        Transfers In    Balance as of
                     October 31,    Discount/     Realized       Appreciation/      Purchases/   and/or Out of     December 31,
                        2009        Premiums     Gain/(Loss)      Depreciation       (Sales)        Level 3            2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Life
Sciences Fund
   Medical -
Biomedical and
Genetic             $ 6,359,105    $       --    $       --    $       --         $       --         $       --         $ 6,359,105
   Medical -
Generic Drugs         2,509,255            --            --            --                 --                 --           2,509,255
   Medical
Instruments           1,692,654            --            --            --                 --                 --           1,692,654
   Therapeutics       4,846,045            --            --            --                 --                 --           4,846,045
Preferred Stock       1,557,765            --            --            --                 --                 --           1,557,765
   Warrants                   4            --            --            --                 --                 --                   4
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                   $ 195,280,645

Janus Global Opportunities Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 82.5%
Advertising Services - 0.7%
            36,000  Asatsu-DK, Inc.**                                                                               $        707,277
Agricultural Chemicals - 0.4%
            78,000  Nitto FC Co., Ltd.**                                                                                     389,648
Applications Software - 2.1%
            71,105  Microsoft Corp.                                                                                        2,167,991
Beverages - Wine and Spirits - 1.1%
            63,778  Diageo PLC                                                                                             1,111,832
Building - Residential and Commercial - 0.4%
            26,835  KB Home                                                                                                  367,103
Cable Television - 0.5%
            53,882  British Sky Broadcasting Group PLC                                                                       485,198
Cellular Telecommunications - 5.4%
             8,648  SK Telecom Co., Ltd.                                                                                   1,258,122
         1,811,904  Vodafone Group PLC                                                                                     4,194,256
                                                                                                                           5,452,378
Commercial Services - 0.5%
            26,400  Secom Joshinetsu Co., Ltd.**                                                                             552,218
Computers - 1.1%
            79,445  Dell, Inc.*                                                                                            1,140,830
E-Commerce/Services - 1.4%
            61,455  eBay, Inc.*                                                                                            1,446,651
Electric Products - Miscellaneous - 0.7%
            22,500  Icom Inc.**                                                                                              482,745
            30,200  Mirai Industry Co., Ltd.**                                                                               239,290
                                                                                                                             722,035
Electronic Connectors - 1.9%
            18,400  Hirose Electric Co., Ltd.**                                                                            1,918,939
Electronic Measuring Instruments - 0.6%
            47,600  Cosel Co., Ltd.**                                                                                        570,198
Food - Catering - 4.6%
           381,229  Nissin Healthcare Food Service Co., Ltd.**                                                             4,695,907
Food - Miscellaneous/Diversified - 5.2%
           108,863  Nestle S.A.                                                                                            5,293,731
Food - Retail - 0.5%
             7,940  Metro A.G.                                                                                               484,322
Food - Wholesale/Distribution - 1.2%
            44,895  Sysco Corp.                                                                                            1,254,366
Human Resources - 3.0%
             4,809  Pasona Group, Inc.**                                                                                   2,990,074
Insurance Brokers - 4.6%
           174,925  Willis Group Holdings, Ltd.                                                                            4,614,522
Internet Security - 2.0%
           112,070  Symantec Corp.*                                                                                        2,004,932
Medical - Biomedical and Genetic - 1.8%
           257,820  PDL BioPharma, Inc.*                                                                                   1,768,645
Medical - Drugs - 7.9%
            56,270  Abbott Laboratories                                                                                    3,038,018
           111,694  GlaxoSmithKline PLC                                                                                    2,365,146
            47,567  Novartis A.G.                                                                                          2,593,939
                                                                                                                           7,997,103
Medical - HMO - 1.5%
            51,055  UnitedHealth Group, Inc.                                                                               1,556,156
Medical Instruments - 0.7%
            25,400  As One Corp.**                                                                                           443,133
             1,260  Medikit Co., Ltd.**                                                                                      276,151
                                                                                                                             719,284
Medical Products - 8.0%
            94,828  Covidien PLC (U.S. Shares)                                                                             4,541,314
            54,600  Johnson & Johnson                                                                                      3,516,786
                                                                                                                           8,058,100
Metal Products - Distributors - 0.5%
            82,400  Furusato Industries, Ltd.**                                                                              466,492
Metal Products - Fasteners - 0.6%
            55,100  Kitagawa Industries Co., Ltd.**,#                                                                        648,560
Multimedia - 2.0%
           129,250  News Corp. - Class A                                                                                   2,057,660
Oil Companies - Integrated - 5.8%
            46,650  Exxon Mobil Corp.                                                                                      3,181,064
            42,472  Total S.A.                                                                                             2,723,659
                                                                                                                           5,904,723
Property and Casualty Insurance - 3.5%
           616,000  Nipponkoa Insurance Co., Ltd.**                                                                        3,486,163
Reinsurance - 2.3%
               713  Berkshire Hathaway, Inc. - Class B*                                                                    2,342,918
Retail - Apparel and Shoe - 0.7%
           114,151  Esprit Holdings, Ltd.                                                                                    751,246
Retail - Discount - 2.6%
            50,065  Wal-Mart Stores, Inc.                                                                                  2,675,974
Savings/Loan/Thrifts - 2.8%
           234,840  NewAlliance Bancshares, Inc.                                                                           2,820,428
Schools - 0.5%
           146,600  Shingakukai Co., Ltd.**                                                                                  474,935
Telephone - Integrated - 0.7%
            25,105  AT&T, Inc.                                                                                               703,693
Tobacco - 2.1%
            32,489  British American Tobacco PLC                                                                           1,053,568
            33,253  Imperial Tobacco Group PLC                                                                             1,047,582
                                                                                                                           2,101,150
Wire and Cable Products - 0.6%
            60,900  HI-LEX Corp.**                                                                                           562,619
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $76,924,712)                                                                                     83,466,001
------------------------------------------------------------------------------------------------------------------------------------

Money Market - 17.5%
        17,649,150  Janus Cash Liquidity Fund LLC, 0%, (cost $17,649,150)                                                 17,649,150

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $94,573,862) - 100%                                                                       $101,115,151
====================================================================================================================================

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Bermuda                                   $     5,365,767              5.3%
France                                          2,723,659              2.7%
Germany                                           484,322              0.5%
Ireland                                         4,541,313              4.5%
Japan                                          18,904,351             18.7%
Republic of Korea                               1,258,122              1.2%
Switzerland                                     7,887,669              7.8%
United Kingdom                                 10,257,582             10.2%
United States++                                49,692,366             49.1%
--------------------------------------------------------------------------------
Total                                     $   101,115,151            100.0%

++    Includes Short-Term Securities (31.6% excluding Short Term Securities)

Forward Currency Contracts, Open
as of December 31, 2009 (unaudited)                 Currency             Currency              Unrealized
Currency Sold and Settlement Date                  Units Sold         Value in U.S. $          Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
Japanese Yen 1/14/10                              400,000,000           $   4,297,602         $     151,787
Japanese Yen 1/21/10                              400,000,000               4,297,797               182,440
-----------------------------------------------------------------------------------------------------------
Total                                                                   $   8,595,399         $     334,227

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

#     Schedule of Fair Valued Securities (as of December 31, 2009)

                                                                 % of Investment
                                                Value               Securities
--------------------------------------------------------------------------------
Janus Global Opportunities Fund
Kitagawa Industries Co., Ltd.               $   648,560                0.6%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

The following is a summary of the inputs that were used to value the Fund's investments in securities as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of December 31, 2009

                                                                         Level 2 - Other
                                                  Level 1 - Quoted         Significant        Level 3 - Significant
                                                       Prices           Observable Inputs      Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Opportunities Fund
Common Stock
Advertising Services                               $            --        $       707,277           $            --
Agricultural Chemicals                                          --                389,648                        --
Beverages - Wine and Spirits                                    --              1,111,832                        --
Cable Television                                                --                485,198                        --
Cellular Telecommunications                                     --              5,452,378                        --
Commercial Services                                             --                552,218                        --
Electric Products - Miscellaneous                               --                722,035                        --
Electronic Connectors                                           --              1,918,939                        --
Electronic Measuring Instruments                                --                570,198                        --
Food - Catering                                                 --              4,695,907                        --
Food - Miscellaneous/Diversified                                --              5,293,731                        --
Food - Retail                                                   --                484,322                        --
Human Resources                                                 --              2,990,074                        --
Medical - Drugs                                          3,038,018              4,959,085                        --
Medical Instruments                                             --                719,284                        --
Metal Products - Distributors                                   --                466,492                        --
Metal Products - Fasteners                                      --                648,560                        --
Oil Companies - Integrated                               3,181,064              2,723,659                        --
Property and Casualty Insurance                                 --              3,486,163                        --
Retail - Apparel and Shoe                                       --                751,246                        --
Schools                                                         --                474,935                        --
Tobacco                                                         --              2,101,150                        --
Wire and Cable Products                                         --                562,619                        --

All Other                                               34,979,969                     --                        --

Money Market                                                                   17,649,150

Total Investment in Securities                     $    41,199,051        $    59,916,100           $            --

--------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                                    $ 18,904,350

Janus Global Real Estate Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.7%
Building - Mobile Home and Manufactured Homes - 0.1%
               645  Maisons France Confort                                                                          $         23,510
Building - Residential and Commercial - 1.2%
            27,600  MRV Engenharia e Participacoes S.A.                                                                      220,081
Diversified Operations - 2.6%
            54,000  China Merchants Holdings International Co., Ltd.                                                         173,951
            53,000  Wharf Holdings, Ltd.                                                                                     303,043
                                                                                                                             476,994
Electric - Transmission - 0%
               108  Brookfield Infrastructure Partners L.P.                                                                    1,811
Forestry - 3.0%
             2,680  Deltic Timber Corp.                                                                                      123,762
             3,960  Plum Creek Timber Co., Inc.                                                                              149,530
            14,295  Sino-Forest Corp.*                                                                                       264,323
                                                                                                                             537,615
Hotels and Motels - 0.2%
             3,200  Orient-Express Hotel, Ltd. - Class A                                                                      32,448
Real Estate Management/Services - 7.9%
             1,150  Deutsche Euroshop A.G., 0%                                                                                38,971
             8,330  Castellum A.B.                                                                                            84,245
            12,075  CB Richard Ellis Group, Inc. - Class A*                                                                  163,858
             6,365  E-House China Holdings, Ltd. (ADR)*                                                                      115,334
             9,536  First Capital Realty, Inc.                                                                               197,071
             6,370  Jones Lang LaSalle, Inc.                                                                                 384,748
             2,700  LPS Brasil Consultoria de Imoveis S.A.*                                                                   37,401
            26,000  Mitsubishi Estate Co., Ltd.                                                                              412,642
               331  Orco Property Group*                                                                                       3,008
                                                                                                                           1,437,278
Real Estate Operating/Development - 17.8%
             4,365  Ablon Group*                                                                                               4,511
            14,665  Brookefield Asset Management, Inc. - Class A (U.S. Shares)                                               325,270
           187,500  CapitaLand, Ltd.                                                                                         555,865
            62,725  China Resources Land, Ltd.                                                                               141,190
            37,600  Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                                        264,066
             7,598  Forestar Group, Inc.*                                                                                    167,004
            12,921  GAGFAH S.A.                                                                                              118,216
           130,000  Hang Lung Properties, Ltd.                                                                               507,879
           659,450  HKC Holdings, Ltd.*                                                                                       49,873
            15,000  Hysan Development Co., Ltd.                                                                               42,471
            22,000  Mitsui Fudosan Co., Ltd.                                                                                 369,660
            50,000  New World Development, Ltd.                                                                              102,042
           804,000  Renhe Commercial Holdings Co., Ltd.                                                                      181,302
             2,470  St. Joe Co.*                                                                                              71,358
            22,000  Sun Hung Kai Properties, Ltd.                                                                            326,429
                                                                                                                           3,227,136
REIT - Apartments - 3.0%
             2,255  American Campus Communities                                                                               63,366
             6,000  Associated Estates Realty Corp.                                                                           67,620
             1,430  Boardwalk Real Estate Investment Trust                                                                    50,550
             2,000  BRE Properties, Inc. - Class A                                                                            66,160
             2,990  Camden Property Trust                                                                                    126,685
             1,200  Essex Property Trust, Inc.                                                                               100,380
             1,415  Home Properties, Inc.                                                                                     67,510
                                                                                                                             542,271
REIT - Diversified - 13.8%
           205,000  Mapletree Logistics Trust **                                                                             114,339
             5,260  CapLease, Inc.                                                                                            23,039
             1,003  Corio N.V.                                                                                                68,553
            64,636  Dexus Property Group                                                                                      48,853
             8,390  Digital Realty Trust, Inc.                                                                               421,850
            16,390  Duke Realty Corp.                                                                                        199,466
             4,620  Entertainment Properties Trust                                                                           162,947
             4,275  Eurocommercial Properties N.V.                                                                           176,534
            15,776  Goodman Group                                                                                              8,887
             6,466  Lexington Realty Trust                                                                                    39,313
           245,000  Mapletree Logistics Trust                                                                                136,649
            11,200  Morguard Real Estate Trust Unit                                                                          139,559
               804  Segro PLC                                                                                                  4,436
             2,504  Unibail-Rodamco                                                                                          551,629
             4,172  Vornado Realty Trust                                                                                     291,790
            11,000  Winthrop Realty Trust                                                                                    119,460
                                                                                                                           2,507,304
REIT - Health Care - 4.2%
            12,255  HCP, Inc.                                                                                                374,268
             4,835  Heath Care REIT, Inc.                                                                                    214,287
             4,120  Ventas, Inc.                                                                                             180,209
                                                                                                                             768,764
REIT - Hotels - 0.1%
               545  LaSalle Hotel Properties                                                                                  11,570
REIT - Mortgage - 0.8%
             7,930  Annaly Mortgage Management, Inc.                                                                         137,585
               380  Crystal River Capital, Inc.*                                                                                 160
             3,452  Gramercy Capital Corp.*                                                                                    8,940
               340  JER Investors Trust, Inc.*                                                                                    43
               640  Resource Capital Corp.                                                                                     3,149
                                                                                                                             149,877
REIT - Office Property - 8.1%
             8,070  Alexandria Real Estate Equities, Inc.                                                                    518,820
             4,755  Boston Properties, Inc.                                                                                  318,918
             6,220  Douglas Emmett, Inc.                                                                                      88,635
            39,356  Great Portland Estates PLC                                                                               182,243
             1,685  Highwoods Properties, Inc.                                                                                56,195
             6,355  Kilroy Realty Corp.                                                                                      194,908
                20  Tokyu REIT, Inc.                                                                                         106,992
                                                                                                                           1,466,711
REIT - Regional Malls - 6.1%
            37,130  CBL & Associates Properties                                                                              359,047
             1,850  Feldman Mall Properties, Inc.*                                                                               176
             2,480  General Growth Properties, Inc.                                                                           28,669
            15,009  Macerich Co.                                                                                             539,573
             2,332  Simon Property Group, Inc.                                                                               186,094
                                                                                                                           1,113,559
REIT - Shopping Centers - 10.3%
             6,999  Acadia Realty Trust                                                                                      118,073
             9,100  Equity One, Inc.                                                                                         147,147
             4,100  Federal Realty Investment Trust                                                                          277,652
            24,783  Kimco Realty Corp.                                                                                       335,314
             5,745  Kite Realty Group Trust                                                                                   23,382
            40,000  Link REIT                                                                                                101,785
             3,400  Tangar Factory Outlet Center                                                                             132,566
             5,915  Weingarten Realty Investors                                                                              117,058
            54,684  Westfield Group                                                                                          610,430
                                                                                                                           1,863,407
REIT - Single Tenant - 0.9%
             6,630  Realty Income Corp.                                                                                      171,783
REIT - Storage - 0.9%
             6,765  Extra Space Storage, Inc.                                                                                 78,136
             1,000  Public Storage                                                                                            81,450
                                                                                                                             159,586
REIT - Warehouse/Industry - 3.4%
             4,455  AMB Property Corp.                                                                                       113,825
             3,130  First Potomac Realty Trust                                                                                39,344
            33,452  ProLogis                                                                                                 457,958
                                                                                                                             611,127
Resorts and Theme Parks - 1.4%
             6,825  Vail Resorts, Inc.*                                                                                      257,985
Retail - Restaurants - 0.9%
             7,590  Whitbread PLC                                                                                            170,636
Transportation - Marine - 0.6%
             2,980  Alexander & Baldwin, Inc.                                                                                102,005
Wireless Equipment - 0.4%
             1,840  Crown Castle International Corp.*                                                                         71,834
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $13,243,124)                                                                                     15,925,292
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bond - 0.3%
REIT - Warehouse/Industrial - 0.3%
            50,000  ProLogis, 2.2500%, 4/1/37 (cost $25,382)                                                                  46,375
------------------------------------------------------------------------------------------------------------------------------------
Warrant - 0%
Energy - Alternate Sources - 0%
             3,758  Hong Kong Energy Holding (cost $0)                                                                           213
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 12.0%
         2,170,636  Janus Liquidity Fund LLC, 0% (cost $2,170,636)                                                         2,170,636
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $15,439,142) - 100%                                                                   $     18,142,516
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Australia                                 $       668,170              3.7%
Bermuda                                            84,132              0.4%
Brazil                                            521,548              2.9%
Canada                                            976,773              5.4%
Cayman Islands                                    437,825              2.4%
France                                            575,138              3.2%
Germany                                            38,971              0.2%
Guernsey                                            4,511              0.0%
Hong Kong                                       1,557,814              8.6%
Japan                                             889,294              4.9%
Luxembourg                                        121,224              0.7%
Netherlands                                       245,086              1.3%
Singapore                                         806,854              4.4%
Sweden                                             84,245              0.5%
United Kingdom                                    357,316              2.0%
United States++                                10,773,615             59.4%
--------------------------------------------------------------------------------
Total                                     $    18,142,516            100.0%

++    Includes Cash Equivalents (47.4% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR               American Depository Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*     Non-income producing security

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2009)

                                                                              Level 2 - Other Significant     Level 3 - Significant
                                                 Level 1 - Quoted Prices      Observable Instances            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Real Estate Fund
Common Stock
Building - Mobile Home and Manufactured Homes                         --                           23,510                        --
Building - Residential and Commercial                                 --                          220,081                        --
Diversified Operations                                                --                          476,994                        --
Real Estate Management/Services                                  745,676                          691,602                        --
Real Estate Operating/Development                                563,632                        2,663,504                        --
REIT - Diversified                                             1,397,425                        1,109,879                        --
REIT - Office Property                                         1,177,476                          289,235                        --
REIT - Shopping Centers                                        1,151,192                          712,215                        --
Retail - Restaurants                                                  --                          170,636                        --
All Other                                                      4,532,235                               --                        --

Corporate Bonds                                                       --                           46,375                        --

Warrant                                                               --                              213                        --

Money Market                                                          --                        2,170,636                        --

Total Investments in Securities                                9,567,636                        8,574,880                        --
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Real Estate Fund                                       $ 172,229

Janus Global Research Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.9%
Advertising Sales - 0.4%
            27,210  Lamar Advertising Co. - Class A*                                                                $        845,959
Aerospace and Defense - 1.5%
           561,627  BAE Systems PLC                                                                                        3,235,349
Aerospace and Defense - Equipment - 1.0%
            32,420  United Technologies Corp.                                                                              2,250,272
Agricultural Operations - 1.1%
         2,284,000  Chaoda Modern Agriculture Holdings, Ltd.                                                               2,423,501
Airlines - 3.0%
           108,640  Ryanair Holdings PLC (ADR) *                                                                           2,913,725
           342,000  Singapore Airlines, Ltd.                                                                               3,614,203
                                                                                                                           6,527,928
Apparel Manufacturers - 0.6%
            36,395  Coach, Inc.                                                                                            1,329,509
Automotive - Cars and Light Trucks - 1.0%
            50,097  Bayerische Motoren Werke A.G.                                                                          2,279,151
Batteries and Battery Systems - 0.6%
            21,090  Energizer Holdings, Inc. *                                                                             1,292,395
Beverages - Wine and Spirits - 0.6%
            73,535  Diageo PLC                                                                                             1,281,924
Brewery - 1.0%
            41,408  Anheuser-Busch InBev N.V.                                                                              2,140,870
            21,000  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                      150
                                                                                                                           2,141,020
Broadcast Services and Programming - 0.3%
            23,890  Discovery Holding Co. - Class A*                                                                         732,706
Building - Residential and Commercial - 2.3%
           368,200  MRV Engenharia e Participacoes S.A.                                                                    2,936,007
             3,041  NVR, Inc. *                                                                                            2,161,269
                                                                                                                           5,097,276
Cable Television - 0.8%
           206,821  British Sky Broadcasting Group PLC                                                                     1,862,388
Casino Hotels - 0.9%
           288,481  Crown, Ltd.                                                                                            2,067,350
Casino Services - 0.3%
            40,360  International Game Technology                                                                            757,557
Cellular Telecommunications - 0.8%
           789,253  Vodafone Group PLC                                                                                     1,826,989
Chemicals - Diversified - 1.3%
           216,724  Israel Chemicals, Ltd.                                                                                 2,831,354
Chemicals - Specialty - 0.9%
         1,887,000  Huabao International Holdings, Ltd.                                                                    2,034,596
Commercial Banks - 1.8%
            76,162  ICICI Bank, Ltd.                                                                                       1,420,324
            98,366  Standard Chartered PLC                                                                                 2,462,416
                                                                                                                           3,882,740
Commercial Services - 1.8%
           272,480  Aggreko PLC                                                                                            4,054,584
Computer Services - 0.4%
            22,690  Accenture, Ltd. - Class A (U.S. Shares)                                                                  941,635
Computers - 3.0%
            23,802  Apple, Inc.                                                                                            5,018,890
            24,161  Research In Motion, Ltd. (U.S. Shares) *                                                               1,631,834
                                                                                                                           6,650,724
Computers - Peripheral Equipment - 0.5%
            64,804  Logitech International S.A. *                                                                          1,115,838
Consumer Products - Miscellaneous - 0.9%
            32,035  Kimberly-Clark Corp.                                                                                   2,040,950
Containers - Metal and Glass - 1.3%
            84,885  Owens-Illinois, Inc. *                                                                                 2,790,170
Cosmetics and Toiletries - 1.0%
            26,329  Colgate-Palmolive Co.                                                                                  2,162,927
Distribution/Wholesale - 0.9%
           500,000  Li & Fung, Ltd.                                                                                        2,057,633
Diversified Banking Institutions - 3.0%
            96,390  Bank of America Corp.                                                                                  1,451,633
           134,530  Barclays PLC                                                                                             592,608
             8,814  Goldman Sachs Group, Inc.                                                                              1,488,156
            37,428  JPMorgan Chase & Co.                                                                                   1,559,625
            52,635  Morgan Stanley                                                                                         1,557,996
                                                                                                                           6,650,018
Diversified Minerals - 1.3%
            97,395  Cia Vale do Rio Doce (ADR)                                                                             2,827,377
Diversified Operations - 4.0%
         1,148,000  China Merchants Holdings International Co., Ltd.                                                       3,698,069
            21,231  Danaher Corp.                                                                                          1,596,571
            37,445  Illinois Tool Works, Inc.                                                                              1,796,986
           276,300  Keppel Corp., Ltd.                                                                                     1,609,140
                                                                                                                           8,700,766
E-Commerce/Services - 0.6%
            59,085  eBay, Inc. *                                                                                           1,390,861
Electric - Generation - 0.3%
            53,258  AES Corp. *                                                                                              708,864
Electronic Components - Miscellaneous - 0.8%
            70,803  Tyco Electronics, Ltd. (U.S. Shares)                                                                   1,738,214
Electronic Components - Semiconductors - 1.2%
           896,578  ARM Holdings PLC                                                                                       2,562,796
Electronic Connectors - 0.8%
            39,175  Amphenol Corp. - Class A                                                                               1,809,102
Enterprise Software/Services - 1.0%
            88,276  Oracle Corp.                                                                                           2,166,293
Finance - Investment Bankers/Brokers - 0.7%
            84,140  Charles Schwab Corp.                                                                                   1,583,515
Finance - Other Services - 1.2%
             5,324  CME Group, Inc.                                                                                        1,788,597
            43,500  Hong Kong Exchanges & Clearing, Ltd.                                                                     774,365
                                                                                                                           2,562,962
Food - Catering - 0%
         1,713,000  FU JI Food & Catering Services Holdings, Ltd. *, **, #                                                         -
Food - Miscellaneous/Diversified - 1.5%
            25,187  Groupe Danone                                                                                          1,534,990
            34,708  Nestle S.A.                                                                                            1,687,762
                                                                                                                           3,222,752
Gold Mining - 1.4%
            27,125  Agnico-Eagle Mines, Ltd. (U.S. Shares)                                                                 1,464,750
            32,885  Newmont Mining Corp.                                                                                   1,555,789
                                                                                                                           3,020,539
Human Resources - 1.3%
           236,498  Capita Group PLC                                                                                       2,851,527
Independent Power Producer - 0.3%
            24,750  NRG Energy, Inc. *                                                                                       584,348
Internet Security - 0.7%
            84,703  Symantec Corp. *                                                                                       1,515,337
Life and Health Insurance - 1.1%
            19,180  AFLAC, Inc.                                                                                              887,075
           157,836  Prudential PLC                                                                                         1,607,283
                                                                                                                           2,494,358
Medical - Biomedical and Genetic - 4.0%
            36,962  Alexion Pharmaceuticals, Inc.                                                                          1,804,485
            29,846  Celgene Corp. *                                                                                        1,661,825
            34,473  Genzyme Corp. *                                                                                        1,689,522
            36,731  Gilead Sciences, Inc. *                                                                                1,589,718
            70,295  Myriad Genetics, Inc. *                                                                                1,834,699
                                                                                                                           8,580,249
Medical - Drugs - 7.1%
            31,326  Abbott Laboratories                                                                                    1,691,291
            68,995  Bristol-Myers Squibb Co.                                                                               1,742,124
           199,581  GlaxoSmithKline PLC                                                                                    4,226,175
            57,796  Novo Nordisk A/S                                                                                       3,701,694
            24,287  Roche Holding A.G.                                                                                     4,135,409
                                                                                                                          15,496,693
Medical Products - 1.6%
            30,314  Baxter International, Inc.                                                                             1,778,825
            35,650  Covidien PLC (U.S. Shares)                                                                             1,707,279
                                                                                                                           3,486,104
Multi-Line Insurance - 0.8%
            37,248  ACE, Ltd. (U.S. Shares)                                                                                1,877,299
Multimedia - 1.5%
            98,799  News Corp. - Class A                                                                                   1,352,558
           201,081  WPP PLC                                                                                                1,962,794
                                                                                                                           3,315,352
Networking Products - 0.9%
            86,371  Cisco Systems, Inc. *                                                                                  2,067,722
Oil - Field Services - 0.7%
            96,495  Petrofac, Ltd.                                                                                         1,606,207
Oil and Gas Drilling - 0.3%
            19,095  Helmerich & Payne, Inc.                                                                                  761,509
Oil Companies - Exploration and Production - 2.5%
           986,261  Afren PLC*                                                                                             1,338,428
            23,777  Canadian Natural Resources, Ltd.                                                                       1,724,122
            17,970  EOG Resources, Inc.                                                                                    1,748,480
             9,630  Occidental Petroleum Corp.                                                                               783,401
                                                                                                                           5,594,431
Oil Companies - Integrated - 1.8%
            81,703  BG Group PLC                                                                                           1,462,572
            14,910  Exxon Mobil Corp.                                                                                      1,016,713
            32,109  Petroleo Brasileiro S.A. (ADR)                                                                         1,530,957
                                                                                                                           4,010,242
Oil Field Machinery and Equipment - 0.3%
            81,436  Wellstream Holdings PLC                                                                                  693,879
Oil Refining and Marketing - 0.7%
            65,848  Reliance Industries, Ltd.                                                                              1,532,381
Pipelines - 0.4%
            15,102  Kinder Morgan Management LLC*                                                                            825,173
Power Converters and Power Supply Equipment - 0.2%
            66,648  JA Solar Holdings Co., Ltd. (ADR) *                                                                      379,894
Property and Casualty Insurance - 0.3%
            37,759  Reliance Capital, Ltd.                                                                                   688,501
Real Estate Operating/Development - 1.3%
           301,000  CapitaLand, Ltd.                                                                                         892,348
           532,995  Hang Lung Properties, Ltd.                                                                             2,082,285
                                                                                                                           2,974,633
REIT - Warehouse/Industrial - 0.4%
            69,163  ProLogis                                                                                                 946,841
Retail - Apparel and Shoe - 2.6%
            68,342  Gap, Inc.                                                                                              1,431,765
            18,755  Inditex S.A.                                                                                           1,162,978
            77,215  Limited Brands, Inc.                                                                                   1,485,617
            42,225  Nordstrom, Inc.                                                                                        1,586,815
                                                                                                                           5,667,175
Retail - Building Products - 0.5%
            35,025  Home Depot, Inc.                                                                                       1,013,273
Retail - Consumer Electronics - 0.5%
            30,060  Best Buy Co., Inc.                                                                                     1,186,168
Retail - Discount - 0.4%
            34,150  Family Dollar Stores, Inc.                                                                               950,395
Retail - Jewelry - 0.6%
            32,035  Tiffany & Co.                                                                                          1,377,505
Semiconductor Components/Integrated Circuits - 2.0%
           293,842  Atmel Corp.                                                                                            1,354,612
           149,907  Marvell Technology Group, Ltd.                                                                         3,110,570
                                                                                                                           4,465,182
Semiconductor Equipment - 1.2%
            71,129  KLA-Tencor Corp.                                                                                       2,572,025
Soap and Cleaning Preparations - 1.0%
            41,646  Reckitt Benckiser Group PLC                                                                            2,255,446
Telecommunication Equipment - 1.8%
            94,057  Arris Group, Inc. *                                                                                    1,075,072
            67,243  CommScope, Inc. *                                                                                      1,783,956
           212,673  Tellabs Inc. *                                                                                         1,207,983
                                                                                                                           4,067,011
Telecommunication Equipment - Fiber Optics - 0.6%
            72,161  Corning, Inc.                                                                                          1,393,429
Telecommunication Services - 0.7%
            53,242  Amdocs, Ltd. (U.S. Shares)                                                                             1,518,994
Tobacco - 2.6%
           115,779  Altria Group, Inc.                                                                                     2,272,742
            51,040  British American Tobacco PLC                                                                           1,655,148
               544  Japan Tobacco, Inc.                                                                                    1,836,627
                                                                                                                           5,764,517
Toys - 1.4%
            80,010  Mattel, Inc.                                                                                           1,598,600
             6,000  Nintendo Co., Ltd.                                                                                     1,423,238
                                                                                                                           3,021,838
Transactional Software - 0.3%
            19,020  Solera Holdings, Inc.                                                                                    684,910
Transportation - Services - 3.0%
            34,839  C.H. Robinson Worldwide, Inc.                                                                          2,046,094
            37,749  Panalpina Welttransport Holding A.G.                                                                   2,405,309
            39,252  United Parcel Service, Inc. - Class B                                                                  2,251,887
                                                                                                                           6,703,290
Web Portals/Internet Service Providers - 1.1%
             2,408  Google, Inc. - Class A*                                                                                1,492,911
            55,525  Yahoo!, Inc. *                                                                                           931,710
                                                                                                                           2,424,621
Wireless Equipment - 2.6%
            52,048  Crown Castle International Corp. *                                                                     2,031,954
            54,818  QUALCOMM, Inc.                                                                                         2,535,880
           127,194  Telefonaktiebolaget L.M. Ericsson - Class B                                                            1,172,588
                                                                                                                           5,740,422
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $191,703,698)                                                                                   218,547,365
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.1%
         2,500,159  Janus Cash Liquidity Fund LLC, 0% (cost $2,500,159)                                                    2,500,159
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $194,203,857) - 100%                                                                  $    221,047,524
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Australia                                 $     2,067,350              0.9%
Belgium                                         2,141,020              1.0%
Bermuda                                         7,202,800              3.3%
Brazil                                          7,294,341              3.3%
Canada                                          4,820,706              2.2%
Cayman Islands                                  2,803,395              1.3%
Denmark                                         3,701,694              1.7%
France                                          1,534,990              0.7%
Germany                                         2,279,151              1.0%
Guernsey                                        1,518,994              0.7%
Hong Kong                                       6,554,718              3.0%
India                                           3,641,206              1.6%
Ireland                                         5,562,638              2.5%
Israel                                          2,831,354              1.3%
Japan                                           3,259,865              1.5%
Jersey                                          3,569,001              1.6%
Singapore                                       6,115,691              2.8%
Spain                                           1,162,978              0.5%
Sweden                                          1,172,588              0.5%
Switzerland                                    12,959,831              5.8%
United Kingdom                                 33,969,512             15.4%
United States++                               104,883,701             47.4%
--------------------------------------------------------------------------------
Total                                     $   221,047,524            100.0%

++    Includes Short-Term Securities (46.3% excluding Short-Term Securities).

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

** On October 20, 2009, FU JI Food & Catering Services Holdings, Ltd. filed a petition to wind up the company.

--------------------------------------------------------------------------------

#     Schedule of Fair Valued Securities (as of December 31, 2009)

                                                                 % of Investment
                                                   Value            Securities
--------------------------------------------------------------------------------
Janus Global Research Fund
FU JI Food & Catering Services Holdings, Ltd.      $  --               0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

--------------------------------------------------------------------------------
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2009)

                                                                              Level 2 - Other Significant     Level 3 - Significant
                                                 Level 1 - Quoted Prices      Observable Inputs               Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------

Investments in Securities:
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Research Fund
------------------------------------------------------------------------------------------------------------------------------------
Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense                                          $            --           $     3,235,349            $            --
------------------------------------------------------------------------------------------------------------------------------------
Agricultural Operations                                                     --                 2,423,501                         --
------------------------------------------------------------------------------------------------------------------------------------
Airlines                                                                    --                 6,527,928                         --
------------------------------------------------------------------------------------------------------------------------------------
Automotive - Cars and Light Trucks                                          --                 2,279,151                         --
------------------------------------------------------------------------------------------------------------------------------------
Beverages - Wine and Spirits                                                --                 1,281,924                         --
------------------------------------------------------------------------------------------------------------------------------------
Brewery                                                                     --                 2,141,020                         --
------------------------------------------------------------------------------------------------------------------------------------
Building - Residential and Commercial                                2,161,269                 2,936,007                         --
------------------------------------------------------------------------------------------------------------------------------------
Cable Television                                                            --                 1,862,388                         --
------------------------------------------------------------------------------------------------------------------------------------
Casino Hotels                                                               --                 2,067,350                         --
------------------------------------------------------------------------------------------------------------------------------------
Cellular Telecommunications                                                 --                 1,826,989                         --
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - Diversified                                                     --                 2,831,354                         --
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - Specialty                                                       --                 2,034,596                         --
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                                            --                 3,882,740                         --
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services                                                         --                 4,054,584                         --
------------------------------------------------------------------------------------------------------------------------------------
Computers - Peripheral Equipment                                            --                 1,115,838                         --
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Wholesale                                                      --                 2,057,633                         --
------------------------------------------------------------------------------------------------------------------------------------
Diversified Banking Institutions                                     6,057,410                   592,608                         --
------------------------------------------------------------------------------------------------------------------------------------
Diversified Minerals                                                        --                 2,827,377                         --
------------------------------------------------------------------------------------------------------------------------------------
Diversified Operations                                               3,393,557                 5,307,209                         --
------------------------------------------------------------------------------------------------------------------------------------
Electronic Components - Semiconductors                                      --                 2,562,796                         --
------------------------------------------------------------------------------------------------------------------------------------
Finance - Other Services                                             1,788,597                   774,365                         --
------------------------------------------------------------------------------------------------------------------------------------
Food - Miscellaneous/Diversified                                            --                 3,222,752                         --
------------------------------------------------------------------------------------------------------------------------------------
Human Resources                                                             --                 2,851,527                         --
------------------------------------------------------------------------------------------------------------------------------------
Life and Health Insurance                                              887,075                 1,607,283                         --
------------------------------------------------------------------------------------------------------------------------------------
Medical - Drugs                                                      3,433,415                12,063,278                         --
------------------------------------------------------------------------------------------------------------------------------------
Multimedia                                                           1,352,558                 1,962,794                         --
------------------------------------------------------------------------------------------------------------------------------------
Oil - Field Services                                                        --                 1,606,207                         --
------------------------------------------------------------------------------------------------------------------------------------
Oil Companies - Exploration and Production                           4,256,003                 1,338,428                         --
------------------------------------------------------------------------------------------------------------------------------------
Oil Companies - Integrated                                           1,016,713                 2,993,529                         --
------------------------------------------------------------------------------------------------------------------------------------
Oil Field Machinery and Equipment                                           --                   693,879                         --
------------------------------------------------------------------------------------------------------------------------------------
Oil Refining and Marketing                                                  --                 1,532,381                         --
------------------------------------------------------------------------------------------------------------------------------------
Power Converters and Power Supply Equipment                                 --                   379,894                         --
------------------------------------------------------------------------------------------------------------------------------------
Property and Casualty Insurance                                             --                   688,501                         --
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Operating/Development                                           --                 2,974,633                         --
------------------------------------------------------------------------------------------------------------------------------------
Retail - Apparel and Shoe                                            4,504,197                 1,162,978                         --
------------------------------------------------------------------------------------------------------------------------------------
Soap and Cleaning Preparations                                              --                 2,255,446                         --
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                                              2,272,742                 3,491,775                         --
------------------------------------------------------------------------------------------------------------------------------------
Toys                                                                 1,598,600                 1,423,238                         --
------------------------------------------------------------------------------------------------------------------------------------
Transportation - Services                                            4,297,981                 2,405,309                         --
------------------------------------------------------------------------------------------------------------------------------------
Wireless Equipment                                                   4,567,834                 1,172,588                         --
------------------------------------------------------------------------------------------------------------------------------------
All Other                                                           76,510,287                        --                         --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Money Market                                                                --                 2,500,159                         --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                                $   118,098,238           $   102,949,286            $            --
------------------------------------------------------------------------------------------------------------------------------------

Level 3 Valuation Reconciliation of Assets (as of the fiscal period ended December 31, 2009)

                                                                      Change in                                           Balance as
                                         Accrued                      Unrealized          Net            Transfers In     of
                     Balance as of       Discounts/    Realized       Appreciation/       Purchases/     and/or Out of    December
                     October 31, 2008    Premiums      Gain/(Loss)    (Depreciation)(a)   (Sales)        Level 3          31, 2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in
Securities:
Janus Global
Research Fund               $      --     $      --      $      --            $      --    $      --         $      --     $      --

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.8%
Applications Software - 2.3%
           603,693  Microsoft Corp.                                                                                 $    18,406,600
Cable Television - 0.8%
             6,146  Jupiter Telecommunications Co., Ltd.**                                                                6,092,558
Casino Services - 1.2%
           506,990  International Game Technology                                                                         9,516,202
Commercial Services - 1.5%
         1,364,294  Live Nation, Inc.*                                                                                   11,610,142
Computer Aided Design - 0.4%
            68,810  ANSYS, Inc.*                                                                                          2,990,483
Computer Services - 3.6%
           687,826  Accenture, Ltd. - Class A (U.S. Shares)**                                                            28,544,779
Computers - 7.2%
           149,464  Apple, Inc.*,**                                                                                      31,515,979
           141,658  International Business Machines Corp.                                                                18,543,032
            90,436  Research In Motion, Ltd. (U.S. Shares)*                                                               6,108,047
                                                                                                                         56,167,058
Computers - Peripheral Equipment - 0.4%
           161,322  Logitech International S.A.*                                                                          2,777,749
Decision Support Software - 1.0%
           857,869  DemandTec, Inc.*                                                                                      7,523,511
E-Commerce/Services - 3.1%
            57,630  Ctrip.com International, Ltd.*                                                                        4,141,292
           865,033  eBay, Inc.*,**                                                                                       20,362,877
                                                                                                                         24,504,169
Educational Software - 1.3%
           227,528  Blackboard, Inc.*                                                                                    10,327,496
Electronic Components - Miscellaneous - 1.7%
           537,404  Tyco Electronics, Ltd. (U.S. Shares)                                                                 13,193,268
Electronic Components - Semiconductors - 4.2%
         8,835,530  ARM Holdings PLC                                                                                     25,255,650
           693,464  Micron Technology, Inc.*                                                                              7,322,980
                                                                                                                         32,578,630
Electronic Connectors - 3.0%
           502,937  Amphenol Corp. - Class A                                                                             23,225,631
Electronic Measuring Instruments - 2.6%
           803,356  Trimble Navigation, Ltd.*                                                                            20,244,571
Enterprise Software/Services - 9.6%
           111,940  Advent Software, Inc.*                                                                                4,559,316
           582,356  Autonomy Corp. PLC*                                                                                  14,193,679
           493,548  Aveva Group PLC                                                                                       8,018,842
         1,170,275  Oracle Corp.                                                                                         28,718,549
           465,990  Taleo Corp.*                                                                                         10,960,085
           339,553  Temenos Group A.G.*                                                                                   8,767,817
                                                                                                                         75,218,288
Human Resources - 5.0%
           369,061  Hewitt Associates, Inc. - Class A*                                                                   15,596,518
         1,410,560  SuccessFactors, Inc.*                                                                                23,387,085
                                                                                                                         38,983,603
Internet Applications Software - 3.3%
           426,547  DealerTrack Holdings, Inc.*                                                                           8,014,818
         1,014,090  Vocus, Inc.*,#                                                                                       18,253,620
                                                                                                                         26,268,438
Internet Content - Information/News - 0.4%
           511,010  TechTarget, Inc.*                                                                                     2,876,986
Internet Security - 2.4%
         1,064,833  Symantec Corp.*                                                                                      19,049,862
Medical - Biomedical and Genetic - 6.0%
            73,120  Alexion Pharmaceuticals, Inc.*                                                                        3,569,718
           351,296  Celgene Corp.*                                                                                       19,560,161
            86,037  Genzyme Corp.*                                                                                        4,216,673
            69,149  Gilead Sciences, Inc.*                                                                                2,992,769
           415,773  Myriad Genetics, Inc.*                                                                               10,851,675
           142,650  Vertex Pharmaceuticals, Inc.*                                                                         6,112,553
                                                                                                                         47,303,549
Multimedia - 3.2%
         1,338,097  News Corp. - Class A                                                                                 18,318,548
           676,590  WPP PLC**                                                                                             6,604,338
                                                                                                                         24,922,886
Networking Products - 3.1%
         1,016,271  Cisco Systems, Inc.*                                                                                 24,329,528
Power Converters and Power Supply Equipment - 0.4%
         1,382,000  China High Speed Transmission Equipment Group Co., Ltd.                                               3,352,058
Publishing - Newspapers - 0.6%
           359,776  New York Times Co. - Class A*                                                                         4,446,831
Retail - Automobile - 0.5%
           113,530  Copart, Inc.*                                                                                         4,158,604
Semiconductor Components/Integrated Circuits - 7.1%
         4,834,165  Atmel Corp.*                                                                                         22,285,501
         1,612,372  Marvell Technology Group, Ltd.                                                                       33,456,718
                                                                                                                         55,742,219
Semiconductor Equipment - 0.9%
           197,785  KLA-Tencor Corp.                                                                                      7,151,906
Telecommunication Equipment - 4.2%
           231,230  Arris Group, Inc.*                                                                                    2,642,959
         4,979,000  BYD Electronic Company, Ltd.*                                                                         4,040,312
           218,575  CommScope, Inc.*                                                                                      5,798,795
         3,534,505  Tellabs, Inc.*                                                                                       20,075,988
                                                                                                                         32,558,054
Telecommunication Equipment - Fiber Optics - 1.4%
           454,941  Corning, Inc.                                                                                         8,784,911
           242,510  Finisar, Corp.*                                                                                       2,163,189
                                                                                                                         10,948,100
Telecommunication Services - 1.3%
           348,430  Amdocs, Ltd. (U.S. Shares)**                                                                          9,940,708
Television - 1.1%
           640,907  CBS Corp. - Class B                                                                                   9,004,743
Toys - 2.6%
            85,560  Nintendo Co., Ltd.**                                                                                 20,295,373
Transactional Software - 2.1%
           459,278  Solera Holdings, Inc.                                                                                16,538,601
Web Portals/Internet Service Providers - 5.5%
           472,284  AOL, Inc.*                                                                                           10,994,772
            29,872  Google, Inc. - Class A*                                                                              18,520,043
           821,157  Yahoo!, Inc.*                                                                                        13,779,014
                                                                                                                         43,293,829
Wireless Equipment - 4.8%
           350,699  Crown Castle International Corp.*                                                                    13,691,289
           436,247  QUALCOMM, Inc.                                                                                       20,180,786
           373,126  Telefonaktiebolaget L.M. Ericsson (ADR)                                                               3,429,028
                                                                                                                         37,301,103
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $610,580,360)                                                                                  781,388,116
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.2%
         9,561,838  Janus Cash Liquidity Fund LLC, 0%, (cost $9,561,838)                                                  9,561,838
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $620,142,198) - 101%                                                                     $790,949,954
-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.0)%
Computers - Peripheral Equipment - (0.6)%
         (150,113)  Synaptics, Inc.*                                                                                     (4,600,963)
Electronic Components - Semiconductors - (0.4)%
         (152,957)  Intel Corp.                                                                                          (3,120,323)
-----------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $7,595,018)                                                                        (7,721,286)

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $612,547,180) - 100%                                        $   783,228,668
====================================================================================================================================

               Summary of Investments by Country- (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Bermuda                                   $    33,456,719              4.2%
Canada                                          6,108,047              0.8%
Cayman Islands                                  7,493,350              1.0%
Guernsey                                        9,940,708              1.3%
Hong Kong                                       4,040,312              0.5%
Ireland                                        28,544,779              3.6%
Japan                                          26,387,931              3.4%
Jersey                                          6,604,338              0.8%
Sweden                                          3,429,028              0.4%
Switzerland                                    24,738,835              3.1%
United Kingdom                                 47,468,170              6.0%
United States ++                              592,737,737             74.9%
--------------------------------------------------------------------------------
Total                                     $   790,949,954            100.0%

++    Includes Short-Term Securities (73.7% excluding Short-Term Securities)

              Summary of Investments by Country- (Short Positions)
                          December 31, 2009 (unaudited)
                                                                 % of Securities
Country                                         Value              Sold Short
--------------------------------------------------------------------------------
United States                                (7,721,286)             100.0%
--------------------------------------------------------------------------------
Total                                     $  (7,721,286)             100.0%

Forward Currency Contracts, Open
as of December 31, 2009 (unaudited)                 Currency             Currency              Unrealized
Currency Sold and Settlement Date                  Units Sold         Value in U.S. $          Gain/(Loss)
----------------------------------------------------------------------------------------------------------
British Pound 1/14/10                              7,600,000            $  12,270,203       $     259,977
British Pound 1/21/10                              8,747,000               14,121,385             569,290
Japanese Yen 1/14/10                             867,000,000                9,315,052             328,997
Japanese Yen 1/21/10                             727,000,000                7,811,246             331,584
----------------------------------------------------------------------------------------------------------
Total                                                                   $  43,517,886       $   1,489,848


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2009.

                                            Purchases                 Sales                Realized       Dividend         Value
                                      Shares        Cost       Shares         Cost        Gain/(Loss)      Income       at 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund

Vocus, Inc.                               --     $      --         --      $      --      $      --       $      --     $ 18,253,620

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2009)

                                                                              Level 2 - Other Significant     Level 3 - Significant
                                                 Level 1 - Quoted Prices      Observable Inputs               Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Technology Fund
Common Stock
Cable Television                                         $            --                  $     6,092,558           $            --
Computers - Peripheral Equipment                                      --                        2,777,749                        --
E-Commerce/Services                                           20,362,877                        4,141,292                        --
Electronic Components - Semiconductors                         7,322,980                       25,255,650                        --
Enterprise Software/Services                                  44,237,950                       30,980,338                        --
Multimedia                                                    18,318,548                        6,604,338                        --
Power Converters and Power Supply Equipment                           --                        3,352,058                        --
Telecommunication Equipment                                   28,517,742                        4,040,312                        --
Toys                                                                  --                       20,295,373                        --
Wireless Equipment                                            33,872,075                        3,429,028                        --

All Other                                                    521,787,248                               --                        --

Money Market                                                          --                        9,561,838                        --
Total Investments in Securities                          $   674,419,420                  $   116,530,534           $            --

Investments in Securities Sold Short:
Janus Global Technology Fund
All Other                                                $    (7,721,286)                 $            --           $            --

Other Financial Instruments(a):
Janus Global Technology Fund                             $            --                  $     1,489,848           $            --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Global Technology Fund                                      $ 100,275,606

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.0%
Aerospace and Defense - 2.3%
           840,965  Boeing Co.                                                                                      $     45,521,436
         1,933,720  Empresa Brasileira de Aeronautica S.A. (ADR)                                                          42,754,549
                                                                                                                          88,275,985
Agricultural Chemicals - 3.2%
           438,670  Monsanto Co.                                                                                          35,861,273
         1,573,690  Syngenta A.G. (ADR)**                                                                                 88,551,536
                                                                                                                         124,412,809
Applications Software - 0.5%
           602,210  Microsoft Corp.                                                                                       18,361,383
Athletic Footwear - 1.8%
         1,062,930  NIKE, Inc. - Class B                                                                                  70,227,785
Automotive - Cars and Light Trucks - 0.3%
           244,330  Daimler A.G.**                                                                                        13,022,789
Brewery - 2.8%
         2,145,076  Anheuser-Busch InBev N.V.**                                                                          110,904,346
         3,776,984  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                27,060
                                                                                                                         110,931,406
Cable Television - 1.2%
         1,372,415  DIRECTV Group, Inc.*                                                                                  45,770,040
Casino Hotels - 0.4%
         1,604,594  Crown, Ltd.                                                                                           11,499,048
            97,280  Wynn Resorts, Ltd.                                                                                     5,664,614
                                                                                                                          17,163,662
Cellular Telecommunications - 0.7%
         1,111,655  Vodafone Group PLC**                                                                                  25,668,114
Commercial Banks - 2.7%
           864,600  ICICI Bank, Ltd. (ADR)                                                                                32,604,066
         1,235,170  Itau Unibanco Holding S.A. (ADR)                                                                      28,211,283
         1,729,238  Standard Chartered PLC**                                                                              43,288,371
                                                                                                                         104,103,720
Commercial Services - Finance - 1.2%
         2,416,895  Western Union Co.                                                                                     45,558,471
Computers - 5.3%
           389,413  Apple, Inc.*                                                                                          82,111,624
           463,625  International Business Machines Corp.                                                                 60,688,513
           959,455  Research In Motion, Ltd. (U.S. Shares)*                                                               64,801,591
                                                                                                                         207,601,728
Diversified Banking Institutions - 8.9%
         3,253,304  Bank of America Corp.                                                                                 48,994,758
         1,568,965  Credit Suisse Group A.G. (ADR)**                                                                      77,130,319
           624,875  Goldman Sachs Group, Inc.                                                                            105,503,896
         3,959,595  Morgan Stanley                                                                                       117,204,013
                                                                                                                         348,832,986
Diversified Operations - 1.8%
         5,870,000  China Merchants Holdings International Co., Ltd.                                                      18,909,114
           576,485  Danaher Corp.                                                                                         43,351,672
        19,329,275  Melco International Development, Ltd.*                                                                 8,841,138
                                                                                                                          71,101,924
E-Commerce/Services - 1.1%
         1,649,570  eBay, Inc.*                                                                                           38,830,878
           476,635  Liberty Media Corp. - Interactive - Class A*                                                           5,166,723
                                                                                                                          43,997,601
Electronic Components - Semiconductors - 0.8%
           320,920  Broadcom Corp. - Class A*                                                                             10,092,934
           723,875  Microchip Technology, Inc.                                                                            21,035,808
                                                                                                                          31,128,742
Electronic Connectors - 0.9%
           723,345  Amphenol Corp. - Class A                                                                              33,404,072
Enterprise Software/Services - 2.8%
           987,845  CA, Inc.                                                                                              22,186,999
         3,603,855  Oracle Corp.                                                                                          88,438,601
                                                                                                                         110,625,600
Fiduciary Banks - 0.3%
           192,854  Northern Trust Corp.                                                                                  10,105,550
Finance - Investment Bankers/Brokers - 0.5%
           964,795  Charles Schwab Corp.                                                                                  18,157,442
Finance - Other Services - 0.6%
         1,001,789  NYSE Euronext                                                                                         25,345,262
Food - Miscellaneous/Diversified - 2.3%
         1,874,640  Nestle S.A.**                                                                                         91,158,973
Food - Retail - 0.5%
         2,963,606  Tesco PLC**                                                                                           20,354,760
Industrial Gases - 0.7%
           361,455  Praxair, Inc.                                                                                         29,028,451
Medical - Biomedical and Genetic - 2.5%
           825,920  Celgene Corp.*                                                                                        45,987,226
           978,360  Gilead Sciences, Inc.*                                                                                42,343,421
           345,775  OSI Pharmaceuticals, Inc.*                                                                            10,729,398
                                                                                                                          99,060,045
Medical - Drugs - 5.4%
           938,615  Abbott Laboratories                                                                                   50,675,824
         2,316,335  Bristol-Myers Squibb Co.                                                                              58,487,459
           605,442  Roche Holding A.G.**                                                                                 103,090,152
                                                                                                                         212,253,435
Medical - HMO - 0.9%
         1,120,580  UnitedHealth Group, Inc.                                                                              34,155,278
Medical Products - 4.1%
         1,061,195  Baxter International, Inc.                                                                            62,270,923
           795,590  Covidien PLC (U.S. Shares)**                                                                          38,100,805
           927,795  Johnson & Johnson                                                                                     59,759,276
                                                                                                                         160,131,004
Metal Processors and Fabricators - 0.9%
           321,095  Precision Castparts Corp.                                                                             35,432,833
Multi-Line Insurance - 0.6%
           494,070  ACE, Ltd. (U.S. Shares)**                                                                             24,901,128
Networking Products - 0.8%
         1,263,810  Cisco Systems, Inc.*                                                                                  30,255,611
Oil and Gas Drilling - 0.7%
           337,675  Transocean, Ltd. (U.S. Shares)**                                                                      27,959,490
Oil Companies - Exploration and Production - 5.9%
         2,378,673  EnCana Corp. (U.S. Shares)                                                                            77,045,218
           726,060  EOG Resources, Inc.                                                                                   70,645,638
         1,031,895  Occidental Petroleum Corp.                                                                            83,944,659
                                                                                                                         231,635,515
Oil Companies - Integrated - 6.2%
         2,378,673  Cenovus Energy, Inc.                                                                                  59,942,560
         1,657,337  Hess Corp.                                                                                           100,268,888
         1,926,680  Petroleo Brasileiro S.A. (U.S. Shares)                                                                81,671,965
                                                                                                                         241,883,413
Optical Supplies - 1.8%
           426,265  Alcon, Inc. (U.S. Shares)**                                                                           70,056,653
Power Converters and Power Supply Equipment - 0.4%
         1,046,480  Suntech Power Holdings Co., Ltd. (ADR)*                                                               17,402,962
Real Estate Operating/Development - 0.8%
         7,913,520  Hang Lung Properties, Ltd.                                                                            30,916,244
Retail - Building Products - 1.4%
         1,923,856  Home Depot, Inc.                                                                                      55,657,154
Retail - Drug Store - 1.4%
         1,713,369  CVS Caremark Corp.                                                                                    55,187,615
Retail - Jewelry - 1.0%
           883,640  Tiffany & Co.                                                                                         37,996,520
Retail - Regional Department Stores - 0.7%
           494,070  Kohl's Corp.*                                                                                         26,645,195
Semiconductor Components/Integrated Circuits - 0.5%
           988,120  Marvell Technology Group, Ltd.                                                                        20,503,490
Soap and Cleaning Preparations - 1.6%
         1,194,940  Reckitt Benckiser Group PLC**                                                                         64,715,029
Telecommunication Equipment - Fiber Optics - 2.1%
         4,204,674  Corning, Inc.                                                                                         81,192,255
Television - 1.4%
         3,950,768  CBS Corp. - Class B                                                                                   55,508,290
Tobacco - 2.7%
         1,919,730  Altria Group, Inc.                                                                                    37,684,300
         1,429,620  Philip Morris International, Inc.                                                                     68,893,388
                                                                                                                         106,577,688
Transportation - Railroad - 0.6%
           345,850  Union Pacific Corp.                                                                                   22,099,815
Wireless Equipment - 2.0%
         1,725,940  QUALCOMM, Inc.                                                                                        79,841,984
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,897,149,261)                                                                               3,526,307,901
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.6%
Automotive - Cars and Light Trucks - 0.5%
        14,823,000  Ford Motor Co., 4.2500%, 11/15/16                                                                     18,584,336
Building - Residential and Commercial - 0.1%
         6,467,000  Meritage Homes Corp., 6.2500%, 3/15/15                                                                 5,949,640
Power Converters and Power Supply Equipment - 1.0%
        24,709,000  JA Solar Holdings Co., Ltd., 4.5000%, 5/15/13                                                         19,273,020
        24,090,000  Suntech Power Holdings Co. Ltd., 3.0000%, 3/15/13 (144A)                                              19,091,325
                                                                                                                          38,364,345
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $67,682,573)                                                                                  62,898,321
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Metal - Copper - 0.6%
           203,660  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500% (cost $20,366,000)                         23,461,632
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 2.2%
   $    19,091,000  2.7500%, 7/31/10                                                                                      19,363,199
        26,056,000  1.5000%, 10/31/10                                                                                     26,286,023
        19,091,000  4.8750%, 7/31/11                                                                                      20,274,489
        19,091,000  3.3750%, 7/31/13                                                                                      20,039,594
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $84,300,954)                                                                        85,963,305
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 5.6%
       218,816,552  Janus Cash Liquidity Fund LLC, 0% (cost $218,816,552)                                                218,816,552
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,288,315,340) - 100%                                                                $  3,917,447,711
------------------------------------------------------------------------------------------------------------------------------------





              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Australia                                 $    11,499,048              0.3%
Belgium                                       110,931,406              2.8%
Bermuda                                        20,503,490              0.5%
Brazil                                        152,637,797              3.9%
Canada                                        201,789,369              5.2%
Cayman Islands                                 55,767,308              1.4%
Germany                                        13,022,789              0.3%
Hong Kong                                      58,666,496              1.5%
India                                          32,604,066              0.8%
Ireland                                        38,100,805              1.0%
Switzerland                                   482,848,252             12.3%
United Kingdom                                154,026,274              4.0%
United States++                             2,585,050,611             66.0%
--------------------------------------------------------------------------------
Total                                     $ 3,917,447,711            100.0%

++    Includes Cash Equivalents (60.4% excluding Cash Equivalents).


Forward Currency Contracts, Open as of December 31, 2009 (unaudited)

Currency Sold and Settlement Date           Currency Units Sold      Currency Value in U.S.$      Unrealized Gain/Loss
----------------------------------------------------------------------------------------------------------------------
British Pound 1/14/2010                              20,029,000                $  32,336,828             $     751,325
British Pound 1/21/2010                              23,530,000                   37,987,445                 1,531,426
Euro 1/14/2010                                       12,505,000                   17,939,375                   693,826
Euro 1/21/2010                                        7,355,000                   10,551,190                   465,276
Euro 2/4/2010                                         7,120,000                   10,213,811                   289,898
Swiss Franc 1/14/2010                                38,910,000                   37,652,046                   627,120
Swiss Franc 1/21/2010                                52,740,000                   51,038,381                 1,344,889
----------------------------------------------------------------------------------------------------------------------
Total                                                                          $ 197,719,076             $   5,703,760


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2009)

                                                                              Level 2 - Other Significant     Level 3 - Significant
                                                 Level 1 - Quoted Prices      Observable Instances            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Growth and Income Fund
Common Stock
Aerospace and Defense                                         45,521,436                       42,754,549                        --
Agricultural Chemicals                                        35,861,273                       88,551,536                        --
Brewery                                                               --                      110,931,406                        --
Casino Hotels                                                  5,664,614                       11,499,048                        --
Cellular Telecommunications                                           --                       25,668,114                        --
Commercial Banks                                                      --                      104,103,720                        --
Diversified Banking Institutions                             271,702,667                       77,130,319                        --
Diversified Operations                                        43,351,672                       27,750,252                        --
Food - Miscellaneous/Diversified                                      --                       91,158,973                        --
Food - Retail                                                         --                       20,354,760                        --
Medical Drugs                                                109,163,283                      103,090,152                        --
Oil Companies - Integrated                                   160,211,448                       81,671,965                        --
Power Converters and Power Supply Equipment                           --                       17,402,962                        --
Real Estate Operating/Development                                     --                       30,916,244                        --
Soap and Cleaning Preparations                                        --                       64,715,029                        --
All Other                                                  1,957,132,479                               --                        --

Corporate Bonds                                                       --                       62,898,321                        --

Preferred Stock                                                       --                       23,461,632                        --

U.S. Treasury Notes/Bonds                                             --                       85,963,305                        --

Money Market                                                          --                      218,816,552                        --

Total Investments in Securities                            2,628,608,872                    1,288,838,839                        --

Other Financial Instruments(a)                                        --                        5,703,760                        --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                      $ 433,538,691

Janus International Equity Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.1%
Agricultural Chemicals - 5.4%
            69,378  Monsanto Co.                                                                                    $      5,671,651
            42,441  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 4,604,849
                                                                                                                          10,276,500
Agricultural Operations - 2.8%
         5,062,330  Chaoda Modern Agriculture Holdings, Ltd.                                                               5,371,525
Apparel Manufacturers - 0.5%
           100,036  Burberry Group PLC                                                                                       958,753
Brewery - 2.0%
            73,117  Anheuser-Busch InBev N.V.                                                                              3,780,282
            96,824  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                      694
                                                                                                                           3,780,976
Cable Television - 1.4%
             2,789  Jupiter Telecommunications Co., Ltd.                                                                   2,764,748
Chemicals - Diversified - 1.1%
            36,876  K+S A.G.                                                                                               2,121,300
Chemicals - Specialty - 1.2%
         2,079,000  Huabao International Holdings, Ltd.                                                                    2,241,614
Commercial Banks - 0.4%
               411  Seven Bank, Ltd.                                                                                         816,780
Commercial Services - 3.5%
           453,739  Aggreko PLC                                                                                            6,751,773
Computer Services - 0.9%
            42,355  Accenture, Ltd. - Class A (U.S. Shares)                                                                1,757,733
Computers - 2.1%
            59,488  Research In Motion, Ltd. (U.S. Shares)*                                                                4,017,820
Consulting Services - 0.5%
           270,150  Xchanging PLC                                                                                            894,020
Cosmetics and Toiletries - 0.4%
            57,520  Colgate Palmolive India, Ltd.                                                                            814,103
Distribution/Wholesale - 1.9%
           884,000  Li & Fung, Ltd.                                                                                        3,637,896
Diversified Banking Institutions - 1.1%
             4,540  Goldman Sachs Group, Inc.                                                                                766,534
            92,050  UBS A.G.*                                                                                              1,415,364
                                                                                                                           2,181,898
Diversified Operations - 0.8%
           494,000  China Merchants Holdings International Co., Ltd.                                                       1,591,329
Educational Software - 0.9%
           108,689  Educomp Solutions, Ltd.                                                                                1,650,935
Electronic Connectors - 0.5%
             8,500  Hirose Electric Co., Ltd.                                                                                886,467
Enterprise Software/Services - 5.9%
           222,434  Autonomy Corp. PLC*                                                                                    5,421,352
           151,212  Aveva Group PLC                                                                                        2,456,793
           133,805  Temenos Group A.G.*                                                                                    3,455,065
                                                                                                                          11,333,210
Extended Service Contracts - 0.7%
            48,377  Homeserve PLC                                                                                          1,312,228
Finance - Mortgage Loan Banker - 2.2%
            73,530  Housing Development Finance Corp.                                                                      4,219,059
Finance - Other Services - 2.1%
           656,712  IG Group Holdings PLC                                                                                  3,995,890
Food - Catering - 0%
         1,216,275  FU JI Food & Catering Services Holdings, Ltd.*,**,#                                                            0
Food - Retail - 0.4%
           124,996  Tesco PLC                                                                                                858,503
Food - Wholesale/Distribution - 2.7%
         2,808,000  Olam International, Ltd.                                                                               5,263,442
Gold Mining - 1.0%
            34,720  Agnico-Eagle Mines, Ltd. (U.S. Shares)                                                                 1,874,880
Hotels and Motels - 1.5%
         1,508,000  Shangri-La Asia, Ltd.                                                                                  2,820,546
Human Resources - 2.5%
           394,769  Capita Group PLC                                                                                       4,759,848
Investment Companies - 2.3%
           884,708  Man Group PLC                                                                                          4,350,314
Investment Management and Advisory Services - 0.7%
           245,400  GP Investments, Ltd. (BDR)*                                                                            1,425,674
Medical - Biomedical and Genetic - 1.5%
            52,490  Celgene Corp.*                                                                                         2,922,643
Medical - Drugs - 3.3%
            34,118  Novartis A.G.                                                                                          1,860,533
            25,580  Novo Nordisk A/S                                                                                       1,638,337
            16,164  Roche Holding A.G.                                                                                     2,752,286
                                                                                                                           6,251,156
Medical Labs and Testing Services - 1.2%
            40,826  Eurofins Scientific                                                                                    2,222,570
Medical Products - 1.6%
            50,247  Cochlear, Ltd.                                                                                         3,105,652
Multi-Line Insurance - 1.0%
            37,945  ACE, Ltd. (U.S. Shares)                                                                                1,912,428
Oil - Field Services - 5.6%
           295,692  AMEC PLC                                                                                               3,752,046
           357,799  Petrofac, Ltd.                                                                                         5,955,741
            13,565  Technip S.A.                                                                                             951,244
                                                                                                                          10,659,031
Oil Companies - Integrated - 0.9%
            38,631  Petroleo Brasileiro S.A. (U.S. Shares)                                                                 1,637,568
Optical Supplies - 0.5%
             5,846  Alcon, Inc. (U.S. Shares)                                                                                960,790
Property and Casualty Insurance - 3.1%
           313,917  Admiral Group PLC                                                                                      5,986,041
Real Estate Management/Services - 4.5%
           102,700  Daito Trust Construction Co., Ltd.                                                                     4,845,762
           135,641  LPS Brasil Consultoria de Imoveis S.A.*                                                                1,878,949
         1,327,212  Regus PLC                                                                                              1,954,854
                                                                                                                           8,679,565
Real Estate Operating/Development - 3.9%
           316,402  CapitaLand, Ltd.                                                                                         938,009
         1,452,000  Hang Lung Properties, Ltd.                                                                             5,672,619
            83,900  Rodobens Negocios Imobiliarios S.A.                                                                      864,275
                                                                                                                           7,474,903
Retail - Apparel and Shoe - 2.0%
            17,238  Hennes & Mauritz A.B. - Class B                                                                          956,091
            15,904  Inditex S.A.                                                                                             986,190
           588,500  Ports Design, Ltd.                                                                                     1,814,789
                                                                                                                           3,757,070
Retail - Restaurants - 0.6%
         1,368,000  Ajisen China Holdings, Ltd.                                                                            1,166,032
Rubber/Plastic Products - 1.0%
            98,399  Jain Irrigation Systems, Ltd.                                                                          1,841,813
Schools - 5.5%
           177,000  Anhanguera Educacional Participacoes S.A.*                                                             2,512,516
           318,195  Estacio Participacoes S.A.                                                                             4,502,442
        11,980,000  Raffles Education Corp., Ltd.*                                                                         3,422,895
                                                                                                                          10,437,853
Semiconductor Equipment - 0.8%
            45,783  ASML Holding N.V.                                                                                      1,558,353
Soap and Cleaning Preparations - 0.5%
            17,023  Reckitt Benckiser Group PLC                                                                              921,924
Tobacco - 7.8%
           141,043  British American Tobacco PLC                                                                           4,573,806
           135,233  Imperial Tobacco Group PLC                                                                             4,260,298
             1,798  Japan Tobacco, Inc.                                                                                    6,070,322
                                                                                                                          14,904,426
Transportation - Truck - 1.5%
           157,525  DSV A/S*                                                                                               2,828,925
Web Portals/Internet Service Providers - 2.5%
            16,314  Yahoo! Japan Corp.                                                                                     4,879,590
Wireless Equipment - 0.4%
            76,236  Telefonaktiebolaget L.M. Ericsson - Class B                                                              702,811
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $159,110,100)                                                                                   189,540,908
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.9%
         1,811,000  Janus Cash Liquidity Fund LLC, 0% (cost $1,811,000)                                                    1,811,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $160,921,100) - 100%                                                                  $    191,351,908
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Australia                                 $     3,105,652              1.6%
Belgium                                         3,780,976              2.0%
Bermuda                                        11,940,519              6.2%
Brazil                                         11,395,749              6.0%
Canada                                         10,497,548              5.5%
Cayman Islands                                  6,537,557              3.4%
Denmark                                         4,467,262              2.3%
France                                          3,173,814              1.7%
Germany                                         2,121,300              1.1%
Hong Kong                                       7,263,949              3.8%
India                                           8,526,911              4.5%
Ireland                                         1,757,733              0.9%
Japan                                          20,263,670             10.6%
Jersey                                          7,910,595              4.1%
Netherlands                                     1,558,353              0.8%
Singapore                                       9,624,346              5.0%
Spain                                             986,190              0.5%
Sweden                                          1,658,902              0.9%
Switzerland                                    12,356,467              6.5%
United Kingdom                                 51,253,587             26.8%
United States ++                               11,171,828              5.8%
--------------------------------------------------------------------------------
Total                                     $   191,351,908            100.0%

++    Includes Cash Equivalents (4.9% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

BDR               Brazilian Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

** On October 20, 2009, FU JI Food & Catering Services Holdings, Ltd. filed a petition to wind up the company.

#     Schedule of Fair Valued Securities (as of December 31, 2009)

--------------------------------------------------------------------------------
                                                                   Value as a %
                                                                   of Investment
                                                    Value           Securities
--------------------------------------------------------------------------------
FU JI Food & Catering Services Holdings, Ltd.      $    0              0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

------------------------------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of December 31, 2009)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Level 2 - Other Significant    Level 3 - Significant
                                                 Level 1 - Quoted Prices           Observable Inputs          Unobservable Inputs
====================================================================================================================================
Investments in Securities:
Janus International Equity Fund
Common Stock
Agricultural Operations                                  $            --                  $     5,371,525           $            --
Apparel Manufacturers                                                 --                          958,753                        --
Brewery                                                               --                        3,780,976                        --
Cable Television                                                      --                        2,764,748                        --
Chemicals - Diversified                                               --                        2,121,300                        --
Chemicals - Specialty                                                 --                        2,241,614                        --
Commercial Banks                                                      --                          816,780                        --
Commercial Services                                                   --                        6,751,773                        --
Consulting Services                                                   --                          894,020                        --
Cosmetics and Toiletries                                              --                          814,103                        --
Distribution/Wholesale                                                --                        3,637,896                        --
Diversified Banking Institutions                                 766,534                        1,415,364                        --
Diversified Operations                                                --                        1,591,329                        --
Educational Software                                                  --                        1,650,935                        --
Electronic Connectors                                                 --                          886,467                        --
Enterprise Software/Services                                          --                       11,333,210                        --
Extended Service Contracts                                            --                        1,312,228                        --
Finance - Mortgage Loan Banker                                        --                        4,219,059                        --
Finance - Other Services                                              --                        3,995,890                        --
Food - Retail                                                         --                          858,503                        --
Food - Wholesale/Distribution                                         --                        5,263,442                        --
Hotels and Motels                                                     --                        2,820,546                        --
Human Resources                                                       --                        4,759,848                        --
Investment Companies                                                  --                        4,350,314                        --
Investment Management and Advisory Services                           --                        1,425,674                        --
Medical - Drugs                                                       --                        6,251,156                        --
Medical Labs and Testing Services                                     --                        2,222,570                        --
Medical Products                                                      --                        3,105,652                        --
Oil - Field Services                                                  --                       10,659,031                        --
Oil Companies - Integrated                                            --                        1,637,568                        --
Property and Casualty Insurance                                       --                        5,986,041                        --
Real Estate Management/Services                                       --                        8,679,565                        --
Real Estate Operating/Development                                     --                        7,474,903                        --
Retail - Apparel and Shoe                                             --                        3,757,070                        --
Retail - Restaurants                                                  --                        1,166,032                        --
Rubber/Plastic Products                                               --                        1,841,813                        --
Schools                                                               --                       10,437,853                        --
Semiconductor Equipment                                               --                        1,558,353                        --
Soap and Cleaning Preparations                                        --                          921,924                        --
Tobacco                                                               --                       14,904,426                        --
Transportation - Truck                                                --                        2,828,925                        --
Web Portals/Internet Service Providers                                --                        4,879,590                        --
Wireless Equipment                                                    --                          702,811                        --
All Other                                                     23,722,794                               --                        --

Money Market                                                                                    1,811,000

Total Investments in Securities                          $    24,489,328                  $   166,862,580           $            --
------------------------------------------------------------------------------------------------------------------------------------

Janus International Forty Fund

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.8%
Agricultural Chemicals - 10.0%
             5,079  Monsanto Co.                                                                                       $     415,208
             4,528  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                   491,288
                                                                                                                             906,496
Agricultural Operations - 6.7%
           569,635  Chaoda Modern Agriculture Holdings, Ltd.                                                                 604,427
Brewery - 0.9%
             1,626  Anheuser-Busch InBev N.V.                                                                                 84,067
             1,256  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                        9
                                                                                                                              84,076
Chemicals - Specialty - 1.9%
           159,000  Huabao International Holdings, Ltd.                                                                      171,437
Commercial Services - 6.8%
            41,640  Aggreko PLC                                                                                              619,616
Computers - 4.0%
             5,415  Research In Motion, Ltd. (U.S. Shares)*                                                                  365,729
Distribution/Wholesale - 1.8%
            40,000  Li & Fung, Ltd.                                                                                          164,611
Diversified Operations - 0.9%
            26,000  China Merchants Holdings International Co., Ltd.                                                          83,754
Educational Software - 2.5%
            15,120  Educomp Solutions, Ltd.                                                                                  229,666
Enterprise Software/Services - 3.2%
             8,469  Autonomy Corp. PLC*                                                                                      206,413
             3,220  Temenos Group A.G.*                                                                                       83,146
                                                                                                                             289,559
Finance - Mortgage Loan Banker - 4.9%
             7,678  Housing Development Finance Corp.                                                                        440,554
Finance - Other Services - 4.8%
            36,577  BM&F Bovespa S.A.                                                                                        253,928
            28,943  IG Group Holdings PLC                                                                                    176,109
                                                                                                                             430,037
Food - Catering - 0%
           158,000  FU JI Food & Catering Services Holdings, Ltd.*,**,#                                                            0
Food - Wholesale/Distribution - 1.1%
            52,000  Olam International, Ltd.                                                                                  97,471
Gold Mining - 0.8%
             1,260  Agnico-Eagle Mines, Ltd. (U.S. Shares)                                                                    68,040
Human Resources - 4.2%
            31,250  Capita Group PLC                                                                                         376,791
Investment Companies - 2.8%
            52,321  Man Group PLC                                                                                            257,274
Investment Management and Advisory Services - 1.5%
            23,605  GP Investments, Ltd. (BDR)*                                                                              137,135
Medical - Biomedical and Genetic - 6.6%
            10,800  Celgene Corp.*                                                                                           601,344
Oil - Field Services - 1.5%
             8,112  Petrofac, Ltd.                                                                                           135,028
Oil Companies - Integrated - 2.7%
             5,754  Petroleo Brasileiro S.A. (U.S. Shares)                                                                   243,912
Property and Casualty Insurance - 6.1%
            28,988  Admiral Group PLC                                                                                        552,768
Real Estate Management/Services - 1.2%
            72,125  Regus PLC                                                                                                106,233
Real Estate Operating/Development - 1.7%
            40,000  Hang Lung Properties, Ltd.                                                                               156,271
Retail - Apparel and Shoe - 1.0%
            28,000  Ports Design, Ltd.                                                                                        86,345
Retail - Restaurants - 0.9%
            95,000  Ajisen China Holdings, Ltd.                                                                               80,974
Rubber/Plastic Products - 2.3%
            11,191  Jain Irrigation Systems, Ltd.                                                                            209,471
Schools - 8.6%
            15,900  Anhanguera Educacional Participacoes S.A.*                                                               225,701
            18,700  Estacio Participacoes S.A.                                                                               264,604
           993,000  Raffles Education Corp., Ltd.*                                                                           283,717
                                                                                                                             774,022
Tobacco - 4.4%
             9,338  British American Tobacco PLC                                                                             302,817
                27  Japan Tobacco, Inc.                                                                                       91,156
                                                                                                                             393,973
Transportation - Truck - 1.0%
             4,905  DSV A/S*                                                                                                  88,087
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,761,986)                                                                                       8,755,101
------------------------------------------------------------------------------------------------------------------------------------
Warrant - 2.6%
            17,782  JP Morgan Chase & Co. (cost $198,857)                                                                    237,034

------------------------------------------------------------------------------------------------------------------------------------

Money Market - 0.6%
            56,008  Janus Cash Liquidity Fund LLC, 0% (cost $56,008)                                                          56,008
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,016,851) - 100%                                                                       $   9,048,143
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Belgium                                    $      84,076               0.9%
Bermuda                                          559,528               6.2%
Brazil                                           988,144              10.9%
Canada                                           925,057              10.2%
Cayman Islands                                   685,401               7.6%
Denmark                                           88,087               1.0%
Hong Kong                                        240,025               2.7%
India                                            879,691               9.7%
Japan                                             91,156               1.0%
Jersey                                           241,261               2.7%
Singapore                                        381,188               4.2%
Switzerland                                       83,146               0.9%
United Kingdom                                 2,491,789              27.5%
United States ++                               1,309,594              14.5%
--------------------------------------------------------------------------------
Total                                      $   9,048,143             100.0%

++    Includes Cash Equivalents (13.9% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

BDR               Brazilian Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

** On October 20, 2009, FU JI Food & Catering Services Holdings, Ltd. filed a petition to wind up the company.

#     Schedule of Fair Valued Securities (as of December 31, 2009)

--------------------------------------------------------------------------------
                                                                   Value as a %
                                                                   of Investment
                                                    Value           Securities
--------------------------------------------------------------------------------
FU JI Food & Catering Services Holdings, Ltd.      $    0              0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

------------------------------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of December 31, 2009)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Level 2 - Other Significant    Level 3 - Significant
                                                 Level 1 - Quoted Prices           Observable Inputs          Unobservable Inputs
====================================================================================================================================
Investments in Securities:
Janus International Forty Fund
Common Stock
Agricultural Operations                                  $            --                  $       604,427           $            --
Brewery                                                               --                           84,076                        --
Chemicals - Specialty                                                 --                          171,437                        --
Commercial Services                                                   --                          619,616                        --
Distribution/Wholesale                                                --                          164,611                        --
Diversified Operations                                                --                           83,754                        --
Educational Software                                                  --                          229,666                        --
Enterprise Software/Services                                          --                          289,559                        --
Finance - Mortgage Loan Banker                                        --                          440,554                        --
Finance - Other Services                                              --                          430,037                        --
Food - Wholesale/Distribution                                         --                           97,471                        --
Human Resources                                                       --                          376,791                        --
Investment Companies                                                  --                          257,274                        --
Investment Management and Advisory Services                           --                          137,135                        --
Oil - Field Services                                                  --                          135,028                        --
Oil Companies - Integrated                                            --                          243,912                        --
Property and Casualty Insurance                                       --                          552,768                        --
Real Estate Management/Services                                       --                          106,233                        --
Real Estate Operating/Development                                     --                          156,271                        --
Retail - Apparel and Shoe                                             --                           86,345                        --
Retail - Restaurants                                                  --                           80,974                        --
Rubber/Plastic Products                                               --                          209,471                        --
Schools                                                               --                          774,022                        --
Tobacco                                                               --                          393,973                        --
Transportation - Truck                                                --                           88,087                        --
All Other                                                      1,941,609                               --                        --

Warrant                                                                                          237,034

Money Market                                                                                      56,008

Total Investments in Securities                          $     1,941,609                  $     7,106,534           $            --
------------------------------------------------------------------------------------------------------------------------------------

Janus Long/Short Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 13.1%
Radio - 3.6%
       $ 2,000,000  Citadel Broadcasting Corp., 0.0000%, 6/12/13                                                    $     1,460,000
REIT - Regional Malls - 9.5%
         4,000,000  General Growth Properties, Inc., 0.0000%, 2/24/10                                                     3,813,320
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $5,138,848)                                                                                        5,273,320

------------------------------------------------------------------------------------------------------------------------------------

Common Stock - 345.2%
Airlines - 6.1%
           187,754  UAL Corp.*                                                                                            2,423,904
Automotive - Cars and Light Trucks - 6.9%
            23,785  Bayerische Motoren Werke A.G.**                                                                       1,082,093
            31,456  Daimler A.G.**                                                                                        1,681,827
                                                                                                                          2,763,920
Automotive - Medium and Heavy Duty Trucks - 4.6%
            56,781  Mahindra & Mahindra Ltd.**                                                                            1,312,957
            15,190  PACCAR, Inc.                                                                                            550,941
                                                                                                                          1,863,898
Batteries and Battery Systems - 3.5%
            63,330  A123 Systems, Inc.*                                                                                   1,421,125
Beverages - Wine and Spirits - 3.3%
            76,075  Diageo PLC**                                                                                          1,326,203
Brewery - 5.8%
            45,111  Anheuser-Busch InBev N.V.**                                                                           2,332,321
           759,311  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                5,440
                                                                                                                          2,337,761
Broadcast Services and Programming - 3.0%
            55,118  Liberty Global, Inc. - Class A*                                                                       1,207,635
Building - Residential and Commercial - 2.6%
           101,780  M/I Homes, Inc.*                                                                                      1,057,494
Cable Television - 6.8%
            82,006  DIRECTV Group, Inc.*                                                                                  2,734,900
Chemicals - Diversified - 2.5%
            16,165  BASF S.E.**                                                                                           1,003,390
Closed-End Funds - 0%
                35  Calamos Convertible Opportunities & Income Fund                                                             431
Commercial Banks - 24.3%
           186,857  ICICI Bank, Ltd. (ADR)**                                                                              7,046,377
           114,343  Jammu & Kashmir Bank, Ltd.**                                                                          1,424,486
            32,010  UMB Financial Corp.                                                                                   1,259,594
                                                                                                                          9,730,457
Commodity - 4.5%
            16,980  SPDR Gold Trust ETF*                                                                                  1,822,124
Computers - 7.1%
             7,510  International Business Machines Corp.                                                                   983,059
            27,270  Wincor Nixdorf A.G.**                                                                                 1,861,472
                                                                                                                          2,844,531
Diversified Banking Institutions - 5.2%
           136,518  Bank of America Corp.                                                                                 2,055,961
Diversified Minerals - 8.6%
            34,760  Angiodynamics, Inc. *,**                                                                              1,503,809
         2,038,911  Lynas Corp., Ltd. *,**                                                                                  991,010
            26,850  Teck Cominco, Ltd. - Class B*,**                                                                        943,247
                                                                                                                          3,438,066
Diversified Operations - 3.8%
           472,000  China Merchants Holdings International Co., Ltd.                                                      1,520,460
E-Commerce/Services - 2.0%
            34,215  eBay, Inc.*                                                                                             805,421
Electric - Generation - 4.5%
           354,023  NTPC, Ltd.**                                                                                          1,787,834
Electric - Integrated - 1.2%
            33,700  Light S.A.**                                                                                            499,419
Electric - Transmission - 3.7%
           630,026  Power Grid Corp. of India, Ltd.**                                                                     1,483,235
Electric Products - Miscellaneous - 6.7%
            51,797  Bharat Heavy Electricals, Ltd.**                                                                      2,663,706
Fertilizers - 5.7%
           640,000  Taiwan Fertilizer Co., Ltd.                                                                           2,266,247
Financial Guarantee Insurance - 17.3%
           181,933  Assured Guaranty, Ltd.                                                                                3,958,862
           405,493  Radian Group, Inc.                                                                                    2,964,154
                                                                                                                          6,923,016
Food - Retail - 8.0%
           466,617  Tesco PLC**                                                                                           3,204,838
Gold Mining - 6.7%
            29,410  Agnico-Eagle Mines, Ltd. (U.S. Shares)**                                                              1,588,140
            40,500  Franco-Nevada Corp.**                                                                                 1,085,822
                                                                                                                          2,673,962
Industrial Gases - 2.7%
             9,011  Linde A.G.**                                                                                          1,085,401
Medical - Drugs - 6.6%
            41,588  Novo Nordisk A/S                                                                                      2,655,394
Medical - Generic Drugs - 2.5%
            25,640  Perrigo Co.                                                                                           1,021,498
Medical Products - 7.5%
            62,460  Covidien PLC (U.S. Shares)**                                                                          2,991,209
Metal - Diversified - 1.7%
            45,365  Ivanhoe Mines, Ltd. *,**                                                                                671,321
Metal Processors and Fabricators - 7.8%
           134,315  AIA Engineering, Ltd.**                                                                               1,062,332
           352,749  Bharat Forge, Ltd.**                                                                                  2,052,339
                                                                                                                          3,114,671
Multi-Line Insurance - 2.4%
            19,205  ACE, Ltd. (U.S. Shares)                                                                                 967,932
Oil Companies - Exploration and Production - 28.8%
           361,235  Denbury Resources, Inc.*                                                                              5,346,277
             8,325  EOG Resources, Inc.                                                                                     810,023
            27,325  Occidental Petroleum Corp.                                                                            2,222,889
            28,358  Southwestern Energy Co.*                                                                              1,366,856
            36,352  Ultra Petroleum Corp. (U.S. Shares) *,**                                                              1,812,511
                                                                                                                         11,558,556
Paper and Related Products - 2.0%
            34,640  Votorantim Celulose e Papel S.A. (ADR) *,**                                                             791,178
Petrochemicals - 4.6%
            58,521  Industries Qatar                                                                                      1,831,597
Pipelines - 5.0%
            36,651  Kinder Morgan Management LLC*                                                                         2,002,611
Real Estate Management/Services - 14.2%
           418,625  CB Richard Ellis Group, Inc. - Class A*                                                               5,680,741
Real Estate Operating/Development - 29.7%
         1,062,000  CapitaLand, Ltd.                                                                                      3,148,418
            64,699  Forestar Group, Inc.*                                                                                 1,422,084
           943,000  Hang Lung Properties, Ltd.                                                                            3,684,078
           125,688  St. Joe Co.*                                                                                          3,631,126
                                                                                                                         11,885,706
REIT - Mortgage - 1.5%
           231,705  Gramercy Capital Corp.*                                                                                 600,116
REIT - Warehouse/Industr - 11.4%
           334,064  ProLogis                                                                                              4,573,336
Resorts and Theme Parks - 4.7%
            50,245  Vail Resorts, Inc.*                                                                                   1,899,261
Retail - Apparel and Shoe - 0.6%
           649,530  Trinity, Ltd. - Private Placement*,^,#                                                                  253,863
Retail - Major Department Stores - 7.4%
           261,220  Pantaloon Retail India, Ltd.**                                                                        2,110,122
            10,103  Pantaloon Retail India, Ltd. - Class B**                                                                 61,613
             6,676  PPR**                                                                                                   800,562
                                                                                                                          2,972,297
Schools - 8.1%
            90,100  Anhanguera Educacional Participacoes S.A. *,**                                                        1,278,970
           139,500  Estacio Participacoes S.A.**                                                                          1,973,917
                                                                                                                          3,252,887
Steel - Producers - 11.9%
            62,520  Jindal Steel & Power, Ltd.**                                                                            941,433
           106,248  JSW Steel, Ltd.**                                                                                     2,298,327
            27,945  United States Steel Corp.                                                                             1,540,328
                                                                                                                          4,780,088
Super-Regional Banks - 2.2%
            16,810  PNC Financial Services Group, Inc.                                                                      887,400
Television - 4.6%
           130,475  CBS Corp. - Class B                                                                                   1,833,174
Tobacco - 11.3%
            86,719  British American Tobacco PLC**                                                                        2,812,163
               511  Japan Tobacco, Inc.                                                                                   1,725,214
                                                                                                                          4,537,377
Water - 4.5%
            80,215  American Water Works Co., Inc.                                                                        1,797,618
Web Portals/Internet Service Providers - 3.4%
           163,775  EarthLink, Inc.                                                                                       1,360,970
Wireless Equipment - 3.7%
           193,145  Motorola, Inc.*                                                                                       1,498,805
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $117,946,068)                                                                                  138,364,945
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 20.0%
Country Fund-Indonesia - 2.0%
            12,740  Market Vectors Indonesia (ETF)                                                                          792,046
Government/Agency-LT - 4.0%
            31,900  ProShares UltraShort 20+ Year Treasury (ETF)*                                                         1,595,000
Health and Biotechnology - 5.1%
            35,435  iShares Dow Jones U.S. Pharmaceuticals Index (ETF)                                                    2,043,182
Precious Metals - 6.9%
            60,255  Market Vectors - Gold Miners (ETF)                                                                    2,784,383
Sector Fund - Utility - 2.0%
            48,560  PowerShares Water Resources Portfolio                                                                   818,722
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $7,006,244)                                                                        8,033,333
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 8.6%
               223  Amedisys, Inc.
                         expires March 2010
                         exercise price $50.00                                                                               93,660
             1,908  Bank of America Corp.
                         expires May 2010
                         exercise price $18.00                                                                              102,151
             1,935  Delta Air Lines, Inc.
                         expires March 2010
                         exercise price $11.00                                                                              289,892
               482  DXY
                         expires March 2010
                         exercise price $77.00                                                                              148,649
             2,734  Motorola, Inc.
                         expires January 2011
                         exercise price $5.00                                                                               888,550
             1,206  PowerShares DB US Dollar Index Bullish Fund
                         expires June 2010
                         exercise price $23.00                                                                              101,997
             2,200  Radian Group, Inc.
                         expires January 2010
                         exercise price $10.00                                                                               11,000
               516  St. Joe Co.
                         expires January 2010
                         exercise price $30.00                                                                               20,640
             3,500  CBOE Market Volatility Index
                         expires February 2010
                         exercise price $25.00                                                                              974,487
             1,000  CBOE Market Volatility Index
                         expires February 2010
                         exercise price $30.00                                                                              140,445
               286  Weyerhaeuser Co.
                         expires January 2011
                         exercise price $20.00                                                                              660,660
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $5,028,560)                                                                3,432,131
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.3%
               301  SPDR Gold Trust
                         expires January 2010
                         exercise price $110.00 (premiums paid $90,300)                                                     106,376
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $135,210,020) - 387.2%                                                                    155,210,105
------------------------------------------------------------------------------------------------------------------------------------

Securities Sold Short  - (287.2)%
Common Stock - (260.3)%
Agricultural Operations - (2.0)%
            12,605  Bunge, Ltd.                                                                                            (804,577)
Apparel Manufacturers - (2.9)%
            61,970  True Religion Apparel, Inc.*                                                                         (1,145,825)
Appliances - (6.5)%
            32,473  Whirlpool Corp.                                                                                      (2,619,272)
Applications Software - (2.5)%
           114,072  TomTom N.V.*                                                                                         (1,006,802)
Automotive - Truck Parts and Equipment - Original - (1.0)%
            35,000  NGK Spark Plug Co., Ltd.                                                                               (394,265)
Brewery - (3.1)%
            78,000  Kirin Holdings Co., Ltd.                                                                             (1,244,223)
Building - Residential and Commercial - (1.0)%
            21,800  Toll Brothers, Inc.*                                                                                   (410,058)
Cable Television - (4.7)%
           118,200  Comcast, Corp.                                                                                       (1,892,382)
Cellular Telecommunications - (1.7)%
           524,000  China Unicom Hong Kong, Ltd.                                                                           (688,684)
Chemicals - Diversified - (11.0)%
            76,733  K+S A.G.                                                                                             (4,414,083)
Coffee - (26.9)%
           132,240  Green Mountain Coffee Roasters, Inc.*                                                               (10,773,593)
Commercial Banks - (1.3)%
             9,161  Raiffeisen International Bank-Holding A.G.                                                             (518,906)
Commercial Services - (5.9)%
           104,540  Iron Mountain, Inc.*                                                                                 (2,379,330)
Commercial Services - Finance - (10.7)%
           160,085  Moody's Corp.                                                                                        (4,290,278)
Computers - (7.0)%
            41,500  Research In Motion, Ltd. (U.S. Shares)*                                                              (2,802,910)
Computers - Memory Devices - (1.5)%
            35,435  STEC, Inc.*                                                                                            (579,008)
Distribution/Wholesale - (3.8)%
            79,675  Pool Corp.                                                                                           (1,520,199)
Diversified Minerals - (1.3)%
            70,243  Extract Resources, Ltd.*                                                                               (521,733)
Electronic Components - Miscellaneous - (1.6)%
            21,430  Garmin, Ltd.                                                                                           (657,901)
Electronic Components - Semiconductors - (11.8)%
           216,481  Solarworld A.G.                                                                                      (4,747,361)
Energy - Alternate Sources - (2.8)%
           146,495  Renewable Energy Corp. A.S.*                                                                         (1,123,703)
Engineering - Research and Development Services - (2.3)%
            48,985  ABB, Ltd.* (ADR)                                                                                       (935,614)
Financial Services - (8.9)%
           399,729  Proshares Ultra Financials (ETF)                                                                     (2,250,474)
            54,809  UltraShort Financials ProShares*                                                                     (1,327,474)
                                                                                                                         (3,577,948)
Food - Retail - (1.2)%
            36,675  Supervalu, Inc.                                                                                        (466,139)
Hotels and Motels - (3.4)%
            37,255  Starwood Hotels & Resorts Worldwide, Inc.                                                            (1,362,415)
Medical - HMO - (4.6)%
            19,610  CIGNA Corp.                                                                                            (691,645)
            20,365  Health Net, Inc.*                                                                                      (474,301)
            15,535  Humana, Inc.*                                                                                          (681,831)
                                                                                                                         (1,847,777)
Medical - Outpatient and Home Medical Care - (8.2)%
            67,490  Amedisys, Inc.*                                                                                      (3,277,314)
Medical Instruments - (1.4)%
            60,785  Boston Scientific Corp.*                                                                               (547,065)
Multimedia - (5.4)%
            66,700  Thomson Reuters Corp.                                                                                (2,160,543)
Paper and Related Products - (1.2)%
           302,000  Nine Dragons Paper Holdings, Ltd.                                                                      (480,843)
Patient Monitoring Equipment - (5.1)%
            60,040  Mindray Medical International, Ltd. (ADR)                                                            (2,036,557)
Power Converters and Power Supply Equipment - (3.6)%
           966,256  Evergreen Solar, Inc.*                                                                               (1,459,047)
Real Estate Operating/Development - (1.7)%
            36,000  Sumitomo Realty & Development Co., Ltd.                                                                (675,597)
REIT - Diversified - (0)%
                99  British Land Co. PLC                                                                                       (759)
Rental Auto/Equipment - (1.1)%
            23,615  Rent-A-Center, Inc.*                                                                                   (418,458)
Retail - Apparel and Shoe - (4.2)%
            74,025  AnnTaylor Stores Corp.*                                                                              (1,009,701)
            15,750  Ross Stores, Inc.                                                                                      (672,683)
                                                                                                                         (1,682,384)
Retail - Consumer Electronics - (6.6)%
            53,945  Grupo Elektra S.A. de C.V.                                                                           (2,655,534)
Retail - Discount - (1.7)%
            24,035  Family Dollar Stores, Inc.                                                                             (668,894)
Retail - Major Department Stores - (8.0)%
            38,495  Sears Holdings Corp.*                                                                                (3,212,408)
Retail - Restaurants - (32.1)%
            75,860  BJ's Restaurants, Inc.*                                                                              (1,427,685)
            18,880  Buffalo Wild Wings, Inc.*                                                                              (760,299)
            44,775  Burger King Holdings, Inc.                                                                             (842,666)
            10,335  Chipotle Mexican Grill, Inc. - Class A*                                                                (911,134)
            58,375  DineEquity, Inc.*                                                                                    (1,417,929)
            73,922  P.F. Chang's China Bistro, Inc.*                                                                     (2,802,383)
            79,944  Tim Hortons, Inc.                                                                                    (2,439,091)
            65,120  Yum! Brands, Inc.                                                                                    (2,277,246)
                                                                                                                        (12,878,432)
Retail - Sporting Goods - (7.0)%
           112,170  Dick's Sporting Goods, Inc.*                                                                         (2,789,668)
Schools - (21.3)%
            69,950  Bridgepoint Education, Inc.*                                                                         (1,050,649)
            53,765  Career Education Corp.*                                                                              (1,253,262)
            77,935  Corinthian Colleges, Inc.*                                                                           (1,073,165)
            31,965  ITT Educational Services, Inc.*                                                                      (3,067,361)
           104,435  K12, Inc.*                                                                                           (2,116,897)
                                                                                                                         (8,561,334)
Sector Fund - Energy - (2.7)%
            84,112  Proshares Ultrashort Oil & Gas (ETF)*                                                                (1,072,428)
Sector Fund - Real Estate - (4.3)%
           248,972  Proshares Ultra Real Estate (ETF)                                                                    (1,715,417)
Transactional Software - (4.8)%
           329,065  Innerworkings, Inc.*                                                                                 (1,941,484)
Undefined Equity - (5.3)%
            34,045  iShares S&P Global Materials Sector Index Fund                                                       (2,118,280)
Wireless Equipment - (3.2)%
           100,137  Nokia OYJ                                                                                            (1,286,760)
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (proceeds $99,657,134)                                                                              (104,364,192)
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Backed Securities - (26.9)%
Commodity - (6.6)%
            77,800  iPATH S&P 500 VIX Short-Term Futures (ETN)                                                           (2,650,646)
Corp/Pref-High Yield - (3.0)%
            13,647  iShares iBoxx $ High Yield Corporate Bond (ETF)                                                      (1,198,752)
Country Fund-China - (1.5)%
            14,200  iShares FTSE/Xinhua China 25 Index Fund (ETF)                                                          (600,234)
Financial Services - (1.1)%
            21,853  Direxion Daily Financial Bear 3X Shares (ETF)*                                                         (424,167)
Health and Biotechnology - (2.4)%
            47,610  PowerShares Dynamic Healthcare Services Portfolio (ETF)*                                               (970,768)
Internet and Telecommunication - (3.1)%
            61,240  iShares Dow Jones U.S. Telecommunication (ETF)                                                       (1,226,025)
Sector Fund - Real Estate - (4.7)%
           124,360  ProShares UltraShort Real Estate (ETF)*                                                                (931,456)
            63,800  SPDR S&P Homebuilders (ETF)                                                                            (964,018)
                                                                                                                         (1,895,474)
Sector Fund - Undefined Equity - (4.5)%
           211,075  ProShares UltraShort Basic Materials (ETF)*                                                          (1,792,027)
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (proceeds $14,166,645)                                                                 (10,758,093)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $113,823,779) - (287.2)%                                                         (115,122,285)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $21,386,241) - 100%                                              40,087,820
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Australia                                 $       991,010              0.7%
Belgium                                         2,337,761              1.5%
Bermuda                                         4,212,725              2.7%
Brazil                                          4,543,484              2.9%
Canada                                          6,101,040              3.9%
Denmark                                         2,655,394              1.7%
France                                            800,562              0.5%
Germany                                         6,714,182              4.3%
Hong Kong                                       5,204,538              3.4%
India                                          24,244,761             15.6%
Ireland                                         2,991,209              2.0%
Japan                                           1,725,214              1.1%
Qatar                                           1,831,597              1.2%
Singapore                                       3,148,418              2.0%
Switzerland                                       967,932              0.6%
Taiwan, Province of China                       2,266,247              1.5%
United Kingdom                                  8,847,013              5.7%
United States                                  75,627,017             48.7%
--------------------------------------------------------------------------------
Total                                     $   155,210,105            100.0%


              Summary of Investments by Country- (Short Positions)
                          December 31, 2009 (unaudited)

                                                                % of Securities
Country                                         Value              Sold Short
--------------------------------------------------------------------------------
Australia                                 $      (521,733)             0.5%
Austria                                          (518,906)             0.4%
Bermuda                                        (1,285,421)             1.1%
Canada                                         (7,402,544)             6.4%
Cayman Islands                                 (2,694,458)             2.3%
Finland                                        (1,286,761)             1.1%
Germany                                        (9,161,444)             8.0%
Hong Kong                                        (688,684)             0.6%
Japan                                          (2,314,084)             2.0%
Mexico                                         (2,655,534)             2.3%
Netherlands                                    (1,006,802)             0.9%
Norway                                         (1,123,703)             1.0%
Switzerland                                      (935,613)             0.8%
United Kingdom                                       (759)             0.0%
United States                                 (83,525,839)            72.6%
--------------------------------------------------------------------------------
Total                                     $  (115,122,285)           100.0%

Forward Currency Contracts, Open as
of December 31, 2009

                                                               Currency Value in
Currency Sold and Settlement Date       Currency Units Sold          U.S.$          Unrealized Gain/Loss
---------------------------------------------------------------------------------------------------------
Australian Dollar 1/21/2010                         480,000        $     430,758           $       1,477
Brazilian Real 1/21/2010                          3,810,000            2,177,594                 (32,565)
British Pound 1/21/2010                           2,800,000            4,520,393                  37,232
Canadian Dollar 1/21/2010                           990,000              944,593                 (14,247)
Euro 1/21/2010                                    4,000,000            5,738,241                 141,483
Indian Rupee 1/21/2010                          160,000,000            3,434,163                 (21,193)
---------------------------------------------------------------------------------------------------------
Total                                                              $  17,245,742           $     112,187

Total Return Swaps outstanding at 12/31/09

                                                                                                                       Unrealized
                                                                     Return Received by the                            Appreciation/
Counterparty        Notional Amount      Return Paid by the Fund              Fund              Termination Date      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1-month LIBOR minus 500
Goldman Sachs        $    313,664        Manila Electric Company      basis points                 12/8/2010               $ 894
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                      $ 894
------------------------------------------------------------------------------------------------------------------------------------

Schedule of Written Options - Calls
Comcast Corp.
   expires January 2010
   924 contracts
   exercise price $15.00                                              ($101,640)
PowerShares DB US Dollar Index Bullish Fund
   expires June 2010
   1,206 contracts
   exercise price $26.00                                               ($21,195)
Radian Group, Inc.
   expires January 2010
   2,200 contracts
   exercise price $15.00                                                (11,000)
SPDR Gold Trust
   expires January 2010
   301 contracts
   exercise price $113.00                                               (11,330)
CBOE Market Volatility Index
   expires April 2010
   1,000 contracts
   exercise price $30.00                                               (216,715)
--------------------------------------------------------------------------------
Total Written Options - Calls
      (Premiums received $546,176)                                   ($ 361,880)
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
      Bank of America Corp.
         expires January 2011
         2,685 contracts
         exercise price $12.50                                        ($377,010)
      Delta Air Lines, Inc.
         expires March 2010
         485 contracts
         exercise price $9.00                                           (12,460)
      Delta Air Lines, Inc.
         expires March 2010
         1,450 contracts
         exercise price $9.00                                          ($65,134)
      DXY
         expires March 2010
         482 contracts
         exercise price $73.00                                          (14,388)
      Radian Group, Inc.
         expires January 2010
         2,200 contracts
         exercise price $15.00                                         (132,000)
      CBOE Market Volatility Index
         expires February 2010
         2,000 contracts
         exercise price $25.00                                         (409,400)
--------------------------------------------------------------------------------
Total Written Options - Puts
      (Premiums received $1,244,467)                               ($ 1,010,392)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETF               Exchange-Traded Fund

PLC               Public Limited Company

REIT              Real Estate Investment Trust

SPDR              Standard & Poor's Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strips       The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

#     Schedule of Fair Valued Securities (as of December 31, 2009)

                                                                   Value as a %
                                                Value             of Net Assets
--------------------------------------------------------------------------------
Janus Long/Short Fund
Trinity, Ltd. - Private Placement             $  253,863               0.7%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

^     Schedule of Restricted and Illiquid Securities (as of December 31, 2009)

                                        Acquisition       Acquisition                        Value as a % of
                                            Date             Cost             Value       Investment Securities
---------------------------------------------------------------------------------------------------------------
Janus Long/Short Fund
Trinity, Ltd. - Private Placement#        11/14/07        $  298,978        $  253,863            0.7%
---------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

                                                                              Level 2 - Other Significant    Level 3 - Significant
                                                 Level 1 - Quoted Prices          Observable Inputs(a)         Unobservable Inputs
====================================================================================================================================
Investments in Securities:
Janus Long/Short Fund
Bank Loans                                                            --                  $     5,273,320                        --

Common Stock
Automotive - Cars and Light Trucks                                    --                        2,763,920                        --
Automotive - Medium and Heavy Duty Trucks                        550,941                        1,312,957                        --
Beverages - Wine and Spirits                                          --                        1,326,203                        --
Brewery                                                               --                        2,337,761                        --
Chemicals - Diversified                                               --                        1,003,390                        --
Commercial Banks                                               1,259,594                        8,470,863                        --
Computers                                                        983,059                        1,861,471                        --
Diversified Minerals                                             943,247                        2,494,819                        --
Diversified Operations                                                --                        1,520,460                        --
Electric - Generation                                                 --                        1,787,834                        --
Electric - Integrated                                                 --                          499,419                        --
Electric - Transmission                                               --                        1,483,235                        --
Electric Products - Miscellaneous                                     --                        2,663,706                        --
Fertilizers                                                           --                        2,266,247                        --
Food - Retail                                                         --                        3,204,838                        --
Industrial Gases                                                      --                        1,085,401                        --
Medical - Drugs                                                       --                        2,655,394                        --
Metal Processors and Fabricators                                      --                        3,114,671                        --
Paper and Related Products                                            --                          791,178                        --
Petrochemicals                                                        --                        1,831,597                        --
Real Estate Operating/Development                              5,053,210                        6,832,496                        --
Retail - Apparel and Shoe                                             --                               --                   253,863
Retail - Major Department Stores                                      --                        2,972,297                        --
Schools                                                               --                        3,252,887                        --
Steel - Producers                                              1,540,328                        3,239,760                        --
Tobacco                                                               --                        4,537,377                        --
All Other                                                     62,470,522                               --                        --

Exchange Traded Funds                                          8,033,333                               --                        --

Total Investments in Securities:                         $    80,834,234                  $    70,583,501           $       253,863

Investments in Securities Sold Short:
Janus Long/Short Fund
Common Stock
Applications Software                                                 --                       (1,006,802)                       --
Automotive - Truck Parts and Equipment - Original                     --                         (394,265)                       --
Brewery                                                               --                       (1,244,223)                       --
Cellular Telecommunications                                           --                         (688,684)                       --
Chemicals - Diversified                                               --                       (4,414,083)                       --
Commercial Banks                                                      --                         (518,906)                       --
Diversified Minerals                                                  --                         (521,733)                       --
Electronic Components - Semiconductors                                --                       (4,747,361)                       --
Energy - Alternate Sources                                            --                       (1,123,703)                       --
Engineering - Research and Development Services                       --                         (935,613)                       --
Paper and Related Products                                            --                         (480,843)                       --
Patient Monitoring Equipment                                          --                       (2,036,557)                       --
Real Estate Operating/Development                                     --                         (675,597)                       --
REIT - Diversified                                                    --                             (759)                       --
Wireless Equipment                                                    --                       (1,286,760)                       --
All Other                                                    (95,046,396)                              --                        --

Total Investments in Securities Sold Short:              $   (95,046,396)                 $   (20,075,889)          $            --

Investments in Purchased Options:
Janus Long/Short Fund                                                 --                        3,538,507                        --

Other Financial Instruments(a):
Janus Long/Short Fund                                                 --                       (1,259,191)                       --

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (as of the fiscal period ended December 31, 2009)

                                                                       Change in
                            Balance as of   Accrued                    Unrealized        Net          Transfers In    Balance as of
                            September 30,   Discounts/   Realized      Appreciation/     Purchases/   and/or Out of   December 31,
                            2009            Premiums     Gain/(Loss)   (Depreciation)    (Sales)      Level 3         2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Long/Short Fund           $ 126,557   $      --      $      --        $ 127,306     $      --       $      --       $ 253,863
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Long/Short Fund                                            $ 57,571,022
--------------------------------------------------------------------------------

Janus Orion Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.6%
Advertising Sales - 2.1%
         2,304,208  Lamar Advertising Co. - Class A*                                                                $    71,637,827
Agricultural Chemicals - 0.8%
           989,805  Intrepid Potash, Inc.*                                                                               28,872,612
Airlines - 1.9%
         4,948,775  UAL Corp.*                                                                                           63,888,685
Batteries and Battery Systems - 0.3%
           413,865  A123 Systems, Inc.*                                                                                   9,287,131
Brewery - 5.1%
         3,435,733  Anheuser-Busch InBev N.V.**                                                                         177,633,671
Building - Residential and Commercial - 0.9%
         3,786,300  MRV Engenharia e Participacoes S.A.**                                                                30,191,755
Chemicals - Diversified - 1.8%
         4,658,750  Israel Chemicals, Ltd.                                                                               60,863,461
Coatings and Paint Products - 2.0%
         1,132,305  Sherwin-Williams Co.                                                                                 69,806,603
Commercial Banks - 5.1%
         3,529,343  CapitalSource, Inc.                                                                                  14,011,492
        14,377,510  Fortis*,**                                                                                           53,305,548
         3,877,312  ICICI Bank, Ltd.* ,**                                                                                72,306,897
           758,226  State Bank of India, Ltd.**                                                                          36,733,980
                                                                                                                        176,357,917
Commercial Banks Non-U.S. - 0.5%
         3,119,770  Oriental Bank of Commerce**                                                                          16,731,759
Computers - 2.1%
           351,723  Apple, Inc.* ,**                                                                                     74,164,312
Disposable Medical Products - 1.5%
           657,070  C.R. Bard, Inc.                                                                                      51,185,753
Distribution/Wholesale - 2.8%
           682,875  Owens & Minor, Inc.                                                                                  29,315,824
         2,529,540  Wesco International, Inc.* ,#                                                                        68,322,875
                                                                                                                         97,638,699
Diversified Banking Institutions - 5.9%
           407,620  Goldman Sachs Group, Inc.**                                                                          68,822,561
         4,519,995  Morgan Stanley                                                                                      133,791,852
                                                                                                                        202,614,413
Diversified Operations - 5.3%
         3,843,705  Illinois Tool Works, Inc.**                                                                         184,459,403
Electronic Components - Miscellaneous - 3.1%
         4,429,328  Tyco Electronics, Ltd. (U.S. Shares)**                                                              108,740,002
Electronic Components - Semiconductors - 2.5%
         9,896,619  ON Semiconductor Corp.* ,**                                                                          87,189,213
Internet Gambling - 1.0%
         8,079,352  PartyGaming PLC*                                                                                     33,751,263
Internet Security - 2.0%
         3,852,170  Symantec Corp.*                                                                                      68,915,321
Life and Health Insurance - 1.0%
           779,110  AFLAC, Inc.                                                                                          36,033,837
Medical - Biomedical and Genetic - 3.5%
         1,323,915  Celgene Corp.*                                                                                       73,715,587
         1,088,130  Myriad Genetics, Inc.*                                                                               28,400,193
           448,525  Vertex Pharmaceuticals, Inc.*                                                                        19,219,296
                                                                                                                        121,335,076
Medical Instruments - 2.0%
         1,905,230  St. Jude Medical, Inc.*                                                                              70,074,359
Medical Products - 6.4%
         2,849,220  Johnson & Johnson**                                                                                 183,518,260
           825,395  Varian Medical Systems, Inc.*                                                                        38,669,756
                                                                                                                        222,188,016
Metal - Diversified - 2.2%
         5,194,845  Ivanhoe Mines, Ltd.*                                                                                 76,874,388
Mining Services - 1.1%
        12,349,505  Al Ezz Steel Rebars S.A.E.                                                                           38,414,706
Oil and Gas Drilling - 0.9%
           795,550  Ensco International PLC **                                                                           31,774,267
Oil Companies - Exploration and Production - 7.6%
         1,277,985  Anadarko Petroleum Corp.                                                                             79,771,824
           736,285  Occidental Petroleum Corp.                                                                           59,896,785
         2,472,900  Ultra Petroleum Corp. (U.S. Shares)*,**                                                             123,298,794
                                                                                                                        262,967,403
Printing - Commercial - 2.4%
         1,437,560  VistaPrint NV (U.S. Shares)**                                                                        81,452,150
Real Estate Management/Services - 2.0%
         1,148,814  Jones Lang LaSalle, Inc.                                                                             69,388,366
Real Estate Operating/Development - 0.9%
         3,772,683  Rossi Residencial S.A.**                                                                             32,517,627
Retail - Apparel and Shoe - 4.5%
           591,955  J. Crew Group, Inc.*                                                                                 26,484,067
         5,664,175  Limited Brands, Inc.                                                                                108,978,726
         4,915,170  Pacific Sunwear of California, Inc.*,#                                                               19,562,377
                                                                                                                        155,025,170
Semiconductor Components/Integrated Circuits - 4.9%
        21,347,354  Atmel Corp.* ,**                                                                                     98,411,301
         3,347,510  Marvell Technology Group, Ltd.                                                                       69,460,833
                                                                                                                        167,872,134
Telecommunication Equipment - 1.5%
         9,240,480  Tellabs, Inc.*                                                                                       52,485,926
Wireless Equipment - 7.0%
         5,289,256  Crown Castle International Corp.* ,**                                                               206,492,555
         1,020,665  SBA Communications Corp. - Class A*                                                                  34,865,917
                                                                                                                        241,358,472
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,404,488,340)                                                                              3,273,691,697
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 2.7%
Diversified Banking Institutions - 1.0%
         2,399,995  Bank of America Corp., convertible, 10.0000%                                                         35,807,925
Metal - Copper - 1.7%
           500,000  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500%                                           57,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $62,417,436)                                                                                 93,407,925
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Put - 0%
         10,000   PNC Bank Corp.
                  expires January 2010
                  exercise price $2.50 (premiums paid $2,280,000)                                                                 0
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.5%
        84,676,555  Janus Cash Liquidity Fund LLC, 0% (cost $84,676,555)                                                 84,676,555
------------------------------------------------------------------------------------------------------------------------------------
Warrant - 1.6%
Diversified Banking Institutions - 1.6%
         4,247,324  JP Morgan Chase & Co., expires 10/28/18 (cost $45,658,733)                                           56,616,829
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,599,521,064) - 101.4%                                                              $ 3,508,393,006
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.4)%
Casino Hotels - (0.9)%
         (538,215)  Wynn Resorts, Ltd.                                                                                  (31,340,259)
Life and Health Insurance - (0.5)%
       (9,637,820)  Old Mutual PLC*                                                                                     (16,823,010)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $50,230,099)                                                                      (48,163,269)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $2,549,290,965) - 100%                                      $ 3,460,229,737


              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Belgium                                       230,939,218              6.6%
Bermuda                                        69,460,832              2.0%
Brazil                                         62,709,382              1.8%
Canada                                        200,173,182              5.7%
Egypt                                          38,414,705              1.1%
Gibraltar                                      33,751,263              1.0%
India                                         125,772,638              3.6%
Israel                                         60,863,461              1.7%
Netherlands                                    81,452,150              2.3%
Switzerland                                   108,740,002              3.1%
United Kingdom                                 31,774,267              0.9%
United States++                             2,464,341,906             70.2%
--------------------------------------------------------------------------------
Total                                     $ 3,508,393,006            100.0%

++    Includes Cash Equivalents (67.7% excluding Cash Equivalents)

              Summary of Investments by Country - (Short Positions)
                          December 31, 2009 (unaudited)

                                                                % of Securities
Country                                         Value              Sold Short
--------------------------------------------------------------------------------
United Kingdom                            $   (16,823,010)            34.9%
United States                                 (31,340,259)            65.1%
--------------------------------------------------------------------------------
Total                                     $   (48,163,269)           100.0%

Janus Orion Fund
Forward Currency Contracts, Open as of
December 31, 2009

                                                                     Currency Value in
Currency Sold and Settlement Date            Currency Units Sold           U.S. $          Unrealized Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------
Brazilian Real 1/14/10                                13,875,000         $   7,943,626              $      19,072
Brazilian Real 1/21/10                                15,488,000             8,852,119                     77,256
British Pound 1/14/10                                  7,300,000            11,785,853                    310,247
British Pound 1/21/10                                 10,000,000            16,144,260                   (141,170)
British Pound 2/4/10                                   4,897,000             7,905,108                     44,995
Euro 1/14/10                                          43,432,000            62,306,512                  2,069,305
Euro 1/21/10                                          56,579,000            81,165,979                  3,579,180
Euro 2/4/10                                           49,717,000            71,320,228                  2,024,279
Indian Rupee 1/14/10                               1,875,000,000            40,267,058                   (286,675)
Indian Rupee 1/21/10                               1,200,000,000            25,756,221                    212,184
-----------------------------------------------------------------------------------------------------------------
Total                                                                    $ 333,446,964              $   7,908,673

Schedule of Written Options - Calls                                                Value
--------------------------------------------------------------------------------------------
                                       Anheuser-Busch InBev N.V.
                                       expires March 2010
                                       8,378 contracts
                                       exercise price $38.00                  $ (1,403,705)

                                       Apple, Inc.
                                       expires January 2010
                                       586 contracts
                                       exercise price $210.00                     (339,596)

                                       ON Semiconductor Corp.
                                       expires January 2010
                                       5,648 contracts
                                       exercise price $9.00                       (112,960)
-------------------------------------------------------------------------------------------
Total Written Options - Calls          (Premiums received $1,781,902)         $ (1,856,261)

Schedule of Written Options - Puts                                                 Value
--------------------------------------------------------------------------------------------
                                       Anadarko Petroleum Corp.
                                       expires January 2010
                                       1,672 contracts
                                       exercise price $50.00                     $   (1,654)

                                       Anadarko Petroleum Corp.
                                       expires January 2010
                                       1,520 contracts
                                       exercise price $55.00                        (14,984)

                                       Apple, Inc.
                                       expires January 2010
                                       1,172 contracts
                                       exercise price $155.00                          (573)

                                       International Business Machines Corp.
                                       expires January 2010
                                       1,348 contracts
                                       exercise price $125.00                       (49,202)

                                       International Business Machines Corp.
                                       expires January 2010
                                       1,296 contracts
                                       exercise price $130.00                      (190,512)

                                       Occidental Petroleum Corp.
                                       expires January 2010
                                       1,204 contracts
                                       exercise price $70.00                        (18,060)

                                       Occidental Petroleum Corp.
                                       expires January 2010
                                       1,123 contracts
                                       exercise price $75.00                        (36,498)

                                       S&P 500(R) Index
                                       expires January 2010
                                       1,616 contracts
                                       exercise price $850.00                       (30,219)

                                       Tyco Electronics, Ltd.
                                       expires January 2010
                                       3,717 contracts
                                       exercise price $22.50                        (30,860)

                                       Yahoo!, Inc.
                                       expires January 2010
                                       11,818 contracts
                                       exercise price $12.50                         (9,632)

                                       Yahoo!, Inc.
                                       expires January 2010
                                       10,639 contracts
                                       exercise price $14.00                         (8,522)

--------------------------------------------------------------------------------------------
Total Written Options - Puts            (Premiums received $5,092,863)           $ (390,716)
--------------------------------------------------------------------------------------------

Total Return Swaps outstanding at December 31, 2009

                   Notional                                                                Termination
 Counterparty       Amount        Return Paid by the Fund     Return Received by the Fund      Date       Unrealized Appreciation
------------------------------------------------------------------------------------------------------------------------------------
                                                                 3- month LIBOR plus 10
Morgan Stanley   $34,916,976    Janus Monster Metals Basket           basis points          11/18/2010          $  662,990
------------------------------------------------------------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2009.

------------------------------------------------------------------------------------------------------------------------------------
                                    Purchases                       Sales               Realized           Dividend        Value
                             Shares          Cost           Shares          Cost       Gain/(Loss)          Income      at 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund
Pacific Sunwear of
California, Inc.            4,915,170   $ 18,619,178            --  $         --      $         --      $         --   $ 19,562,377
------------------------------------------------------------------------------------------------------------------------------------
Wesco International,
Inc.                        1,266,720     34,844,374            --            --                 --                --    68,322,875
------------------------------------------------------------------------------------------------------------------------------------


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of December 31, 2009)

                                                                            Level 2 - Other Significant       Level 3 - Significant
                                              Level 1 - Quoted Prices       Observable Inputs                 Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Orion Fund
Common Stock
Brewery                                               $            --                   $   177,633,671             $            --
Building - Residential and Commercial                              --                        30,191,755                          --
Chemicals- Diversified                                             --                        60,863,461                          --
Commercial Banks                                           14,011,492                       162,346,425                          --
Commercial Banks - Non U.S.                                        --                        16,731,759                          --
Internet Gambling                                                  --                        33,751,263                          --
Mining Services                                                    --                        38,414,706                          --
Oil and Gas Drilling                                               --                        31,774,267                          --
Real Estate Operating/Development                                  --                        32,517,627                          --
All Other                                               2,732,072,100                                --                          --

Money Market                                                       --                        84,676,555                          --

Preferred Stock                                                    --                        93,407,925                          --

Total Investments in Securities                       $ 2,746,083,592                   $   762,309,414             $            --
------------------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
Janus Orion Fund                                      $            --                   $            --             $            --
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
Janus Orion Fund                                      $   (48,163,269)                  $            --             $            --
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):

Janus Orion Fund                                      $            --                   $     6,324,686             $            --
====================================================================================================================================

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Orion Fund                                                 $ 914,591,712

Janus Overseas Fund


Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.9%
Agricultural Chemicals - 2.0%
         1,932,520  Potash Corporation of Saskatchewan, Inc.                                                        $    210,915,908
            32,025  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 3,474,713
                                                                                                                         214,390,621
Agricultural Operations - 2.0%
       188,481,502  Chaoda Modern Agriculture Holdings, Ltd.+                                                            199,993,488
        16,576,975  China Green Holdings, Ltd.                                                                            15,668,852
                                                                                                                         215,662,340
Airlines - 11.7%
        41,584,267  British Airways PLC*                                                                                 124,008,870
        11,918,010  Continental Airlines, Inc. - Class B*,+                                                              213,570,739
        43,798,825  Delta Air Lines, Inc.*,+                                                                             498,430,628
        12,447,834  Deutsche Lufthansa A.G.**                                                                            209,133,165
        14,556,000  Singapore Airlines, Ltd.                                                                             153,825,580
         6,368,415  UAL Corp.*                                                                                            82,216,238
                                                                                                                       1,281,185,220
Automotive - Cars and Light Trucks - 5.5%
         2,967,194  Daimler A.G.**                                                                                       158,644,024
        44,595,358  Ford Motor Co.*                                                                                      445,953,580
                                                                                                                         604,597,604
Automotive - Truck Parts and Equipment - Original - 0.3%
         1,054,907  Valeo S.A.*,**                                                                                        36,706,464
Building - Residential and Commercial - 1.3%
        18,514,200  MRV Engenharia e Participacoes S.A.                                                                  147,631,247
Casino Hotels - 1.1%
        17,047,273  Crown, Ltd.                                                                                          122,166,360
Chemicals - Diversified - 0.4%
         3,752,165  Israel Chemicals, Ltd.                                                                                49,019,533
Commercial Banks - 2.4%
        33,159,396  Anglo Irish Bank Corp., Ltd.*,**,****                                                                         48
        27,469,567  Banco de Oro Unibank, Inc.                                                                            23,127,847
           564,170  Banco de Oro Unibank, Inc. (GDR) (144A)                                                                9,497,962
         5,261,515  Punjab National Bank, Ltd.                                                                           101,968,168
         2,625,108  State Bank of India, Ltd.                                                                            127,179,317
                                                                                                                         261,773,342
Computers - 1.4%
         2,302,123  Research In Motion, Ltd. (U.S. Shares)*                                                              155,485,387
Distribution/Wholesale - 6.0%
       160,166,090  Li & Fung, Ltd.                                                                                      659,126,199
Diversified Banking Institutions - 6.0%
        23,473,300  Bank of America Corp.                                                                                353,507,898
         2,784,520  Credit Suisse Group A.G.                                                                             137,266,840
         1,350,487  Deutsche Bank A.G.**                                                                                  95,255,529
         2,109,970  Julius Baer Group, Ltd.                                                                               73,759,651
                                                                                                                         659,789,918
Diversified Operations - 1.2%
         5,125,015  MAX India, Ltd.*                                                                                      24,247,773
        75,292,535  Melco International Development, Ltd.*,+                                                              34,438,523
         1,023,299  Orascom Development Holding A.G.*                                                                     71,918,864
                                                                                                                         130,605,160
Diversified Operations/Commercial Services - 0.6%
        41,275,255  John Keells Holdings PLC+                                                                             61,844,988
Electronic Components - Semiconductors - 2.6%
        99,666,756  ARM Holdings PLC+                                                                                    284,889,380
Electronic Connectors - 1.4%
         1,459,600  Hirose Electric Co., Ltd.**                                                                          152,221,944
Finance - Investment Bankers/Brokers - 0.3%
         4,923,200  Nomura Holdings, Inc.**                                                                               36,303,306
Finance - Mortgage Loan Banker - 0.5%
           884,774  Housing Development Finance Corp.                                                                     50,767,221
Finance - Other Services - 0.8%
        13,703,887  IG Group Holdings PLC                                                                                 83,383,932
Food - Catering - 0%
        24,630,000  FU JI Food & Catering Services Holdings, Ltd.*,***,#                                                           0
Gambling - Non-Hotel - 0.1%
       278,947,741  Amax Entertainment Holdings, Ltd.*,+                                                                   6,996,250
Hotels and Motels - 2.8%
        15,933,523  Kingdom Hotel Investments (GDR)+                                                                      55,767,331
       131,451,165  Shangri-La Asia, Ltd.                                                                                245,864,741
                                                                                                                         301,632,072
Insurance Brokers - 0%
         1,570,746  Eurodekania, Ltd. - Private Placement (U.S. Shares) #,^,+                                              1,464,702
Investment Management and Advisory Services - 0.4%
         8,717,949  BlueBay Asset Management PLC                                                                          42,794,608
Life and Health Insurance - 1.2%
        12,492,895  Prudential PLC                                                                                       127,218,255
Medical - Biomedical and Genetic - 2.9%
         3,508,585  Celgene Corp.*                                                                                       195,358,013
         2,412,385  Genzyme Corp.*                                                                                       118,230,989
                                                                                                                         313,589,002
Medical - Drugs - 1.3%
         1,624,645  Forest Laboratories, Inc.*                                                                            52,167,351
           537,445  Roche Holding A.G.                                                                                    91,512,130
                                                                                                                         143,679,481
Multi-Line Insurance - 1.7%
        17,282,411  Aegon N.V.*,**                                                                                       110,218,672
         8,421,356  ING Groep N.V.*,**                                                                                    81,470,174
                                                                                                                         191,688,846
Oil Companies - Exploration and Production - 2.2%
         2,589,963  Niko Resources, Ltd.+                                                                                243,156,530
Oil Companies - Integrated - 1.7%
         3,992,780  Petroleo Brasileiro S.A. (ADR)                                                                       190,375,750
Oil Field Machinery and Equipment - 0.4%
         5,319,132  Wellstream Holdings PLC+                                                                              45,321,907
Oil Refining and Marketing - 8.7%
         5,798,026  Neste Oil OYJ**                                                                                      102,902,368
        21,623,488  Reliance Industries, Ltd.                                                                            503,210,754
         6,865,430  Tesoro Corp.                                                                                          93,026,577
        15,069,825  Valero Energy Corp.                                                                                  252,419,569
                                                                                                                         951,559,268
Paper and Related Products - 1.8%
        13,842,285  Stora Enso Oyj - Class R*,**                                                                          97,097,733
         8,811,068  UPM-Kymmene Oyj**                                                                                    104,865,715
                                                                                                                         201,963,448
Power Converters and Power Supply Equipment - 1.2%
         2,629,880  SunPower Corp. - Class A*                                                                             62,275,558
         4,230,245  Suntech Power Holdings Co., Ltd. (ADR)*                                                               70,348,974
                                                                                                                         132,624,532
Property and Casualty Insurance - 2.0%
        12,280,380  Reliance Capital, Ltd.                                                                               223,921,494
Real Estate Management/Services - 1.6%
        11,003,000  Mitsubishi Estate Co., Ltd.**                                                                        174,626,883
Real Estate Operating/Development - 11.0%
       156,018,120  Ayala Land, Inc.                                                                                      37,932,832
       113,161,994  CapitaLand, Ltd.                                                                                     335,481,373
       142,091,000  China Overseas Land & Investment, Ltd.                                                               297,504,025
        10,745,005  Cyrela Brazil Realty S.A.                                                                            148,759,258
         3,506,511  Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                                     24,626,344
        66,617,000  Hang Lung Properties, Ltd.                                                                           260,256,805
         4,928,780  PDG Realty S.A. Empreendimentos e Participacoes                                                       48,313,610
         1,381,550  Rodobens Negocios Imobiliarios S.A.                                                                   14,231,687
         4,039,161  Rossi Residencial S.A.                                                                                34,814,462
                                                                                                                       1,201,920,396
Retail - Apparel and Shoe - 0.2%
        66,489,635  Trinity, Ltd. - Private Placement*,#,^                                                                25,986,850
Retail - Consumer Electronics - 1.1%
         1,868,780  Yamada Denki Co., Ltd.**                                                                             125,654,605
Retail - Miscellaneous/Diversified - 0.6%
         9,327,414  SM Investments Corp.                                                                                  65,291,328
Semiconductor Equipment - 2.1%
         6,903,538  ASML Holding N.V.**                                                                                  234,981,356
Steel - Producers - 0.4%
         3,962,700  Tokyo Steel Manufacturing Co., Ltd.**                                                                 44,607,584
Sugar - 2.5%
        12,253,642  Bajaj Hindusthan, Ltd.+                                                                               58,743,485
         1,149,300  Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                    5,509,083
         5,735,700  Cosan S.A. Industria e Comercio*                                                                      83,524,650
        14,108,974  Cosan, Ltd. - Class A+                                                                               122,748,074
                                                                                                                         270,525,292
Telecommunication Equipment - 0%
               119  Nortel Networks Corp. (U.S. Shares)*                                                                           3
Telecommunication Services - 1.4%
         3,790,150  Amdocs, Ltd. (U.S. Shares)                                                                           108,132,980
        11,583,898  Reliance Communications, Ltd.                                                                         42,378,726
                                                                                                                         150,511,706
Toys - 1.1%
           531,800  Nintendo Co., Ltd.**                                                                                 126,146,326
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $8,869,233,231)                                                                              10,745,788,640
------------------------------------------------------------------------------------------------------------------------------------

Preferred Stock - 0.5%
Diversified Banking Institutions - 0.5%
         3,708,922  Bank of America, Corp. (cost $55,633,830)                                                             55,337,116
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.6%
       171,832,000  Janus Cash Liquidity Fund LLC, 0% (cost $171,832,000)                                                171,832,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,096,699,061) - 100%                                                                $ 10,972,957,756
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)


                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Australia                                 $   122,166,360              1.1%
Bermuda                                     1,076,390,966              9.8%
Brazil                                        692,277,010              6.3%
Canada                                        613,032,540              5.6%
Cayman Islands                                326,109,793              3.0%
Finland                                       304,865,816              2.8%
France                                         36,706,464              0.3%
Germany                                       463,032,718              4.2%
Guernsey                                      108,132,979              1.0%
Hong Kong                                     592,199,354              5.4%
India                                       1,137,926,021             10.4%
Ireland                                                48              0.0%
Israel                                         49,019,533              0.4%
Japan                                         659,560,647              6.0%
Netherlands                                   426,670,202              3.9%
Philippines                                   135,849,969              1.2%
Singapore                                     489,306,953              4.5%
Switzerland                                   374,457,485              3.4%
United Kingdom                                709,081,654              6.5%
United States ++                            2,656,171,244             24.2%
--------------------------------------------------------------------------------
Total                                     $10,972,957,756            100.0%

++    Includes Cash Equivalents (22.6% excluding Cash Equivalents)

Forward Currency Contracts, Open December
31, 2009 (unaudited)

Currency Sold and Settlement Date                Currency Units Sold    Currency Value in U.S.$     Unrealized Gain/Loss
------------------------------------------------------------------------------------------------------------------------
Euro 1/14/2010                                            51,900,000              $  74,454,502            $   2,879,612
Euro 1/21/2010                                            49,000,000                 70,293,447                3,099,733
Euro 2/4/2010                                             43,500,000                 62,401,793                1,771,148
Japanese Yen 1/14/2010                                 5,000,000,000                 53,720,021                1,897,332
Japanese Yen 1/21/2010                                17,000,000,000                182,656,366                7,753,688
Japanese Yen 2/4/2010                                 13,000,000,000                139,690,650                7,586,424
------------------------------------------------------------------------------------------------------------------------
Total                                                                             $ 583,216,779            $  24,987,937

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

*** On October 20, 2009, FU JI Food & Catering Services Holdings, Ltd. filed a petition to wind up the company.

**** On January 23, 2009, Anglo Irish Bank Corporation PLC was acquired by the Republic of Ireland. The Fund's investment in this issuer, as reflected in the Schedule of Investments, exposes investors to the negative (or positive) performance resulting from this and other events.

#     Schedule of Fair Valued Securities (as of December 31, 2009)

-----------------------------------------------------------------------------------------------
                                                                                   Value as a %
                                                                                  of Investment
                                                                 Value              Securities
-----------------------------------------------------------------------------------------------
Eurodekania, Ltd. - Private Placement (U.S. Shares)           $   1,464,702             0.0%
FU JI Food & Catering Services Holdings, Ltd.                             0             0.0%
Trinity, Ltd. - Private Placement                                25,986,850             0.2%
-----------------------------------------------------------------------------------------------
                                                              $  27,451,552             0.2%
-----------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

^     Schedule of Restricted and Illiquid Securities (as of December 31, 2009)

                                                                                                                      Value as a %
                                                           Acquisition        Acquisition                             of Investment
                                                               Date              Cost                  Value           Securities
------------------------------------------------------------------------------------------------------------------------------------
Eurodekania, Ltd. - Private Placement (U.S. Shares) #         3/8/07        $  20,595,554           $ 1,464,702             0.0%
Trinity, Ltd. - Private Placement #                          11/14/07          30,605,121            25,986,850             0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                            $  51,200,675          $ 27,451,552             0.2%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of December 31, 2009. The issuer incurs all registration costs.

+ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2009.

                                        Purchases                       Sales               Realized       Dividend        Value
                                  Shares          Cost         Shares          Cost        Gain/(Loss)      Income      at 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Amax Entertainment
Holdings, Ltd.                            --            --            --            --            --            --        6,996,250
ARM Holdings PLC                          --            --            --            --            --            --      284,889,380
Bajaj Hindusthan, Ltd.             5,590,729    26,708,536            --            --            --            --       58,743,485
Chaoda Modern Agriculture
Holdings, Ltd.                            --            --       106,000        79,052        26,217     1,216,709      199,993,488
Continental Airlines,
Inc. - Class B                            --            --            --            --            --            --      213,570,739
Cosan, Ltd. - Class A                     --            --            --            --            --            --      270,525,292
Delta Air Lines, Inc.                981,600     8,425,915            --            --            --            --      498,430,628
Eurodekania, Ltd. - Private
Placement (U.S. Shares)                   --            --            --            --            --            --        1,464,702
John Keells Holdings PLC          41,275,255    57,418,980            --            --            --            --       61,844,988
Kingdom Hotel Investments (GDR)           --            --            --            --            --            --       55,767,331
Melco International
Development, Ltd.                         --            --            --            --            --            --       34,438,523
Niko Resources, Ltd.                 831,200    73,894,068            --            --            --        62,257      243,156,530
Wellstream Holdings PLC                   --            --            --            --            --            --       45,321,907
------------------------------------------------------------------------------------------------------------------------------------
                                  48,678,784   166,447,499       106,000        79,052        26,217     1,278,966    1,975,143,243
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

------------------------------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of December 31, 2009)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Level 2 - Other Significant    Level 3 - Significant
                                                 Level 1 - Quoted Prices           Observable Inputs          Unobservable Inputs
====================================================================================================================================
Investments in Securities:
Janus Overseas Fund
Common Stock
Agricultural Operations                                  $            --                  $   215,662,340           $            --
Airlines                                                     794,217,605                      486,967,615                        --
Automotive - Cars and Light Trucks                           445,953,580                      158,644,024                        --
Automotive - Truck Parts and Equipment -
Original                                                              --                       36,706,464                        --
Building - Residential and Commercial                                 --                      147,631,247                        --
Casino Hotels                                                         --                      122,166,360                        --
Chemicals - Diversified                                               --                       49,019,533                        --
Commercial Banks                                                      --                      261,773,342                        --
Distribution/Wholesale                                                --                      659,126,199                        --
Diversified Banking Institutions                             353,507,898                      306,282,020                        --
Diversified Operations                                                --                      130,605,160                        --
Diversified Operations - Commercial Services                          --                       61,844,988                        --
Electronic Components - Semiconductors                                --                      284,889,380                        --
Electronic Connectors                                                 --                      152,221,944                        --
Finance - Investment Bankers/Brokers                                  --                       36,303,306                        --
Finance - Mortgage Loan Banker                                        --                       50,767,221                        --
Finance - Other Services                                              --                       83,383,932                        --
Gambling - Non-Hotel                                                  --                        6,996,250                        --
Hotels and Motels                                                     --                      301,632,072                        --
Insurance Brokers                                                     --                               --                 1,464,702
Investment Management and Advisory Services                           --                       42,794,608                        --
Life and Health Insurance                                             --                      127,218,255                        --
Medical - Drugs                                               52,167,351                       91,512,130                        --
Multi-Line Insurance                                                  --                      191,688,846                        --
Oil Companies - Integrated                                            --                      190,375,750                        --
Oil Field Machinery and Equipment                                     --                       45,321,907                        --
Oil Refining and Marketing                                   345,446,146                      606,113,122                        --
Paper and Related Products                                            --                      201,963,448                        --
Power Converters and Power Supply Equipment                   62,275,558                       70,348,974                        --
Property and Casualty Insurance                                       --                      223,921,494                        --
Real Estate Management/Services                                       --                      174,626,883                        --
Real Estate Operating/Development                                     --                    1,201,920,396                        --
Retail - Apparel and Shoe                                             --                               --                25,986,850
Retail - Consumer Electronics                                         --                      125,654,605                        --
Retail - Miscellaneous/Diversified                                    --                       65,291,328                        --
Semiconductor Equipment                                               --                      234,981,356                        --
Steel - Producers                                                     --                       44,607,584                        --
Sugar                                                        122,748,074                      147,777,218                        --
Telecommunication Services                                   108,132,980                       42,378,726                        --
Toys                                                                  --                      126,146,326                        --
All Other                                                    926,621,543                               --                        --

Preferred Stocks                                                                               55,337,116

Money Market                                                                                  171,832,000

Total Investments in Securities                          $ 3,211,070,735                  $ 7,734,435,469           $    27,451,552
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Foreign Currency Contracts, Open                         $            --                  $    24,987,937           $            --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (as of the fiscal period ended December 31, 2009)


                                                                      Change in                        Transfers In
                           Balance as of   Accrued                    Unrealized       Net             and/or Out      Balance as of
                           October         Discounts/   Realized      Appreciation/    Purchases/      of              December 31,
                           31, 2009        Premiums     Gain/(Loss)   (Depreciation)   (Sales)         Level 3         2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in             $ 14,642,039   $        --   $        --   $ 12,809,513     $        --     $         --   $ 27,451,552

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Overseas Fund                                             $ 1,890,835,895

Janus Research Core Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Advertising Sales - 1.7%
           352,610  Lamar Advertising Co. - Class A*                                                                $     10,962,645
Aerospace and Defense - 3.3%
           867,919  BAE Systems PLC**                                                                                      4,999,796
           284,508  Northrop Grumman Corp.                                                                                15,889,772
                                                                                                                          20,889,568
Aerospace and Defense - Equipment - 2.1%
           191,206  United Technologies Corp.                                                                             13,271,608
Apparel Manufacturers - 0.4%
            71,790  Coach, Inc.                                                                                            2,622,489
Athletic Footwear - 1.2%
           116,958  NIKE, Inc. - Class B                                                                                   7,727,415
Brewery - 2.4%
           297,144  Anheuser-Busch InBev N.V.**                                                                           15,362,888
           200,168  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                 1,434
                                                                                                                          15,364,322
Building - Residential and Commercial - 0.8%
             7,067  NVR, Inc.*                                                                                             5,022,588
Cable Television - 0.8%
           545,354  British Sky Broadcasting Group PLC**                                                                   4,910,821
Cellular Telecommunications - 0.4%
         1,023,358  Vodafone Group PLC**                                                                                   2,368,903
Commercial Banks - 0.9%
           141,610  ICICI Bank, Ltd. (ADR)                                                                                 5,340,113
Computers - 2.0%
            58,284  Apple, Inc.*                                                                                          12,289,764
Consumer Products - Miscellaneous - 2.0%
           197,601  Kimberly-Clark Corp.                                                                                  12,589,160
Containers - Metal and Glass - 1.2%
           145,411  Crown Holdings, Inc.*                                                                                  3,719,613
           120,130  Owens-Illinois, Inc.*                                                                                  3,948,673
                                                                                                                           7,668,286
Cosmetics and Toiletries - 1.9%
           145,928  Colgate-Palmolive Co.                                                                                 11,987,985
Diversified Banking Institutions - 9.9%
         1,334,778  Bank of America Corp.                                                                                 20,101,757
           550,938  Barclays PLC**                                                                                         2,426,897
            56,337  Goldman Sachs Group, Inc.                                                                              9,511,939
           599,385  JPMorgan Chase & Co.                                                                                  24,976,373
           175,982  Morgan Stanley                                                                                         5,209,067
                                                                                                                          62,226,033
Diversified Operations - 4.6%
            52,280  Danaher Corp.                                                                                          3,931,456
           521,081  Illinois Tool Works, Inc.                                                                             25,006,677
                                                                                                                          28,938,133
E-Commerce/Services - 0.5%
           123,442  eBay, Inc.*                                                                                            2,905,825
Electric - Generation - 1.1%
           540,024  AES Corp.*                                                                                             7,187,719
Electronic Components - Miscellaneous - 0.7%
           184,319  Tyco Electronics, Ltd. (U.S. Shares)**                                                                 4,525,031
Enterprise Software/Services - 2.1%
           538,269  Oracle Corp.                                                                                          13,209,121
Finance - Other Services - 0.7%
            13,502  CME Group, Inc.                                                                                        4,535,997
Independent Power Producer - 2.7%
           722,739  NRG Energy, Inc.*                                                                                     17,063,868
Internet Security - 0.9%
           318,907  Symantec Corp.*                                                                                        5,705,246
Life and Health Insurance - 1.9%
           203,835  AFLAC, Inc.                                                                                            9,427,369
           253,374  Prudential PLC**                                                                                       2,580,170
                                                                                                                          12,007,539
Medical - Biomedical and Genetic - 2.5%
            70,849  Celgene Corp.*                                                                                         3,944,872
            74,343  Genzyme Corp.*                                                                                         3,643,550
           182,841  Gilead Sciences, Inc.*                                                                                 7,913,359
                                                                                                                          15,501,781
Medical - Drugs - 6.5%
           402,611  Abbott Laboratories                                                                                   21,736,968
           333,394  Merck & Co., Inc.                                                                                     12,182,217
            38,984  Roche Holding A.G.**                                                                                   6,637,905
                                                                                                                          40,557,090
Medical Products - 5.2%
           257,975  Baxter International, Inc.                                                                            15,137,973
           370,572  Covidien PLC (U.S. Shares)**                                                                          17,746,693
                                                                                                                          32,884,666
Multimedia - 1.8%
            75,453  News Corp. - Class A                                                                                   1,032,952
           660,735  News Corp. - Class B                                                                                  10,518,901
                                                                                                                          11,551,853
Networking Products - 2.7%
           701,672  Cisco Systems, Inc.*                                                                                  16,798,028
Oil Companies - Exploration and Production - 7.4%
           121,171  Devon Energy Corp.                                                                                     8,906,069
           230,195  EOG Resources, Inc.                                                                                   22,397,973
           186,908  Occidental Petroleum Corp.                                                                            15,204,966
                                                                                                                          46,509,008
Oil Companies - Integrated - 3.4%
           148,525  Exxon Mobil Corp.                                                                                     10,127,920
           234,381  Petroleo Brasileiro S.A. (ADR)                                                                        11,175,286
                                                                                                                          21,303,206
Pipelines - 0.6%
            64,055  Kinder Morgan Management LLC*                                                                          3,499,965
Real Estate Operating/Development - 0.8%
         1,620,000  CapitaLand, Ltd.                                                                                       4,802,671
Retail - Apparel and Shoe - 1.2%
           188,783  Gap, Inc.                                                                                              3,955,003
            97,308  Nordstrom, Inc.                                                                                        3,656,835
                                                                                                                           7,611,838
Retail - Building Products - 0.4%
            92,615  Home Depot, Inc.                                                                                       2,679,352
Retail - Consumer Electronics - 0.6%
            91,579  Best Buy Co., Inc.                                                                                     3,613,707
Retail - Restaurants - 1.2%
           117,724  McDonald's Corp.                                                                                       7,350,687
Semiconductor Equipment - 2.9%
           499,100  KLA-Tencor Corp.                                                                                      18,047,456
Soap and Cleaning Preparations - 3.3%
           386,226  Reckitt Benckiser Group PLC**                                                                         20,917,056
Telecommunication Equipment - Fiber Optics - 1.2%
           406,388  Corning, Inc.                                                                                          7,847,352
Telecommunication Services - 0.6%
           130,385  Amdocs, Ltd. (U.S. Shares)                                                                             3,719,884
Tobacco - 1.3%
           413,106  Altria Group, Inc.                                                                                     8,109,271
Toys - 1.2%
            30,800  Nintendo Co., Ltd.**                                                                                   7,305,955
Transportation - Services - 2.6%
           287,799  United Parcel Service, Inc. - Class B                                                                 16,511,029
Web Portals/Internet Service Providers - 1.2%
             7,459  Google, Inc. - Class A*                                                                                4,624,431
           174,100  Yahoo!, Inc.*                                                                                          2,921,398
                                                                                                                           7,545,829
Wireless Equipment - 5.2%
           401,376  Crown Castle International Corp.*                                                                     15,669,719
           367,966  QUALCOMM, Inc.                                                                                        17,022,107
                                                                                                                          32,691,826
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $558,026,107)                                                                                   628,679,689
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0%
           266,000  Janus Cash Liquidity Fund LLC, 0% (cost $266,000)                                                        266,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $558,292,107) - 100%                                                                  $    628,945,689
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Belgium                                   $    15,364,322              2.4%
Brazil                                         11,175,286              1.8%
Guernsey                                        3,719,884              0.6%
India                                           5,340,113              0.8%
Ireland                                        17,746,693              2.8%
Japan                                           7,305,955              1.2%
Singapore                                       4,802,671              0.8%
Switzerland                                    11,162,936              1.8%
United Kingdom                                 38,203,644              6.1%
United States++                               514,124,185             81.7%
--------------------------------------------------------------------------------
Total                                     $   628,945,689            100.0%

++    Includes Cash Equivalents (81.7% excluding Cash Equivalents)


Forward Currency Contracts, Open
as of December 31, 2009 (unaudited)

Currency Sold and                    Currency            Currency              Unrealized
Settlement Date                     Units Sold         Value in U.S.$          Gain/(Loss)
------------------------------------------------------------------------------------------
British Pound 1/14/2010              8,600,000          $  13,884,703        $     365,497
British Pound 1/21/2010              2,435,000              3,931,127              158,479
British Pound 2/4/2010                 357,000                576,296                5,032
Euro 1/14/2010                         978,000              1,403,015               54,263
Euro 1/21/2010                       4,240,000              6,082,535              253,290
Japanese Yen 1/14/2010             157,000,000              1,686,809               59,576
Japanese Yen 1/21/2010             170,000,000              1,826,564              145,137
Swiss Franc 1/21/2010                3,380,000              3,270,947               86,191
------------------------------------------------------------------------------------------
Total                                                   $  32,661,996        $   1,127,465

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2009)

                                                                           Level 2 - Other       Level 3 -
                                                      Level 1 - Quoted     Significant           Significant
                                                      Prices               Observable Inputs     Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Research Core Fund

Common Stock
Aerospace and Defense                                  $    15,889,772       $     4,999,796         $            --
Brewery                                                             --            15,364,322                      --
Cable Television                                                    --             4,910,821                      --
Cellular Telecommunications                                         --             2,368,903                      --
Commercial Banks                                                    --             5,340,113                      --
Diversified Banking Institutions                            59,799,136             2,426,897                      --
Life and Health Insurance                                    9,427,369             2,580,170                      --
Medical - Drugs                                             33,919,185             6,637,905                      --
Oil Companies - Integrated                                  10,127,920            11,175,286                      --
Real Estate Operating/Development                                   --             4,802,671                      --
Soap and Cleaning Preparations                                      --            20,917,056                      --
Toys                                                                --             7,305,955                      --
All other Securities                                       410,686,412                    --                      --

Money Market                                                        --               266,000                      --

Total Investments in Securities                            539,849,793            89,095,896                      --

Other Financial Instruments(a):
Janus Research Core Fund                                            --             1,127,465                      --
--------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Research Core Fund                                         $ 89,783,550

Janus Research Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.5%
Advertising Sales - 0.6%
           573,593  Lamar Advertising Co. - Class A*                                                                $     17,833,006
Aerospace and Defense - 0.8%
           431,259  Northrop Grumman Corp.                                                                                24,085,815
Aerospace and Defense - Equipment - 0.8%
           341,532  United Technologies Corp.                                                                             23,705,736
Agricultural Chemicals - 0.5%
           204,456  Monsanto Co.                                                                                          16,714,278
Airlines - 0.7%
         2,025,000  Singapore Airlines, Ltd.                                                                              21,399,890
Apparel Manufacturers - 0.8%
           645,405  Coach, Inc.                                                                                           23,576,645
Athletic Footwear - 1.0%
           489,113  NIKE, Inc. - Class B                                                                                  32,315,696
Automotive - Cars and Light Trucks - 0.5%
           366,132  Bayerische Motoren Werke A.G.                                                                         16,657,090
Automotive - Medium and Heavy Duty Trucks - 0.9%
           769,485  PACCAR, Inc.                                                                                          27,909,221
Batteries and Battery Systems - 0.9%
           459,901  Energizer Holdings, Inc.*                                                                             28,182,733
Beverages - Wine and Spirits - 0.5%
           827,212  Diageo PLC                                                                                            14,420,655
Brewery - 0.7%
           408,749  Anheuser-Busch InBev N.V.                                                                             21,133,070
           243,632  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                    1,745
                                                                                                                          21,134,815
Broadcast Services and Programming - 0.4%
           382,721  Discovery Holding Co. - Class A*                                                                      11,738,053
Building - Residential and Commercial - 0.8%
            36,923  NVR, Inc.*                                                                                            26,241,545
Cable Television - 0.5%
         1,590,307  British Sky Broadcasting Group PLC                                                                    14,320,446
Casino Hotels - 0.7%
         3,175,194  Crown, Ltd.                                                                                           22,754,484
Casino Services - 0.4%
           582,182  International Game Technology                                                                         10,927,556
Chemicals - Diversified - 0.4%
         1,033,194  Israel Chemicals, Ltd.                                                                                13,497,990
Chemicals - Specialty - 0.5%
        13,133,000  Huabao International Holdings, Ltd.                                                                   14,160,229
Commercial Banks - 0.2%
           352,793  ICICI Bank, Ltd.                                                                                       6,579,137
Computer Services - 0.9%
           635,884  Accenture, Ltd. - Class A (U.S. Shares)                                                               26,389,186
Computers - 4.0%
           435,458  Apple, Inc.*                                                                                          91,820,674
           501,801  Research In Motion, Ltd. (U.S. Shares)*                                                               33,891,640
                                                                                                                         125,712,314
Computers - Peripheral Equipment - 0.8%
         1,367,690  Logitech International S.A.*                                                                          23,549,794
Consumer Products - Miscellaneous - 1.6%
           754,871  Kimberly-Clark Corp.                                                                                  48,092,831
Containers - Metal and Glass - 1.7%
           820,590  Crown Holdings, Inc.*                                                                                 20,990,692
           934,901  Owens-Illinois, Inc.*                                                                                 30,730,196
                                                                                                                          51,720,888
Cosmetics and Toiletries - 1.7%
           630,862  Colgate-Palmolive Co.                                                                                 51,825,313
Decision Support Software - 0.6%
           545,219  MSCI, Inc.*                                                                                           17,337,964
Distribution/Wholesale - 1.2%
           512,309  Fastenal Co.                                                                                          21,332,546
         4,050,000  Li & Fung, Ltd.                                                                                       16,666,831
                                                                                                                          37,999,377
Diversified Banking Institutions - 2.4%
         1,308,231  Bank of America Corp.                                                                                 19,701,958
           101,445  Goldman Sachs Group, Inc.                                                                             17,127,974
           432,595  JPMorgan Chase & Co.                                                                                  18,026,234
           606,556  Morgan Stanley                                                                                        17,954,058
                                                                                                                          72,810,224
Diversified Minerals - 0.7%
           734,795  Cia Vale do Rio Doce (ADR)                                                                            21,331,099
Diversified Operations - 2.1%
           409,862  Danaher Corp.                                                                                         30,821,622
           557,237  Illinois Tool Works, Inc.                                                                             26,741,804
         1,509,250  Keppel Corp., Ltd.                                                                                     8,789,700
                                                                                                                          66,353,126
E-Commerce/Services - 0.6%
           749,276  eBay, Inc.*                                                                                           17,637,957
Electric - Generation - 0.4%
           851,155  AES Corp.*                                                                                            11,328,873
Electronic Components - Miscellaneous - 1.2%
         1,482,746  Tyco Electronics, Ltd. (U.S. Shares)                                                                  36,401,414
Electronic Components - Semiconductors - 1.9%
        21,102,586  ARM Holdings PLC                                                                                      60,320,039
Electronic Connectors - 1.2%
           816,434  Amphenol Corp. - Class A                                                                              37,702,922
Enterprise Software/Services - 1.5%
         1,897,658  Oracle Corp.                                                                                          46,568,527
Finance - Credit Card - 0.2%
           500,160  Discover Financial Services                                                                            7,357,354
Finance - Investment Bankers/Brokers - 0.6%
           977,032  Charles Schwab Corp.                                                                                  18,387,742
Finance - Other Services - 0.7%
            60,000  CME Group, Inc.                                                                                       20,157,000
Food - Miscellaneous/Diversified - 1.8%
           581,753  General Mills, Inc.                                                                                   41,193,930
           328,791  Nestle S.A.                                                                                           15,988,270
                                                                                                                          57,182,200
Gold Mining - 0.5%
           150,424  Agnico-Eagle Mines, Ltd. (U.S. Shares)                                                                 8,122,896
           180,850  Newmont Mining Corp.                                                                                   8,556,014
                                                                                                                          16,678,910
Independent Power Producer - 0.3%
           401,364  NRG Energy, Inc.*                                                                                      9,476,204
Internet Security - 1.1%
         1,843,259  Symantec Corp.*                                                                                       32,975,904
Life and Health Insurance - 0.6%
           220,389  AFLAC, Inc.                                                                                           10,192,991
           713,979  Prudential PLC                                                                                         7,270,626
                                                                                                                          17,463,617
Machinery - General Industrial - 0.6%
           355,571  Roper Industries, Inc.                                                                                18,621,253
Medical - Biomedical and Genetic - 6.4%
           962,966  Alexion Pharmaceuticals, Inc.*                                                                        47,012,000
         1,103,125  Celgene Corp.*                                                                                        61,422,001
           729,182  Genzyme Corp.*                                                                                        35,737,210
           653,267  Gilead Sciences, Inc.*                                                                                28,273,396
         1,051,961  Myriad Genetics, Inc.*                                                                                27,456,182
                                                                                                                         199,900,789
Medical - Drugs - 5.2%
           481,119  Abbott Laboratories                                                                                   25,975,615
           995,046  Bristol-Myers Squibb Co.                                                                              25,124,912
         1,701,693  GlaxoSmithKline PLC                                                                                   36,033,744
           680,392  Merck & Co., Inc.                                                                                     24,861,524
           304,205  Roche Holding A.G.                                                                                    51,797,761
                                                                                                                         163,793,556
Medical Instruments - 1.2%
           980,323  St. Jude Medical, Inc.*                                                                               36,056,280
Medical Products - 2.9%
           619,877  Baxter International, Inc.                                                                            36,374,382
           601,455  Covidien PLC (U.S. Shares)                                                                            28,803,680
           398,910  Johnson & Johnson                                                                                     25,693,793
                                                                                                                          90,871,855
Multi-Line Insurance - 0.3%
           169,838  ACE, Ltd. (U.S. Shares)                                                                                8,559,835
Multimedia - 1.2%
         1,416,692  News Corp. - Class A                                                                                  19,394,514
         1,959,092  WPP PLC                                                                                               19,123,110
                                                                                                                          38,517,624
Networking Products - 1.6%
         2,083,321  Cisco Systems, Inc.*                                                                                  49,874,705
Oil and Gas Drilling - 0.4%
           324,140  Helmerich & Payne, Inc.                                                                               12,926,703
Oil Companies - Exploration and Production - 1.3%
           182,138  Devon Energy Corp.                                                                                    13,387,143
           147,231  EOG Resources, Inc.                                                                                   14,325,576
           156,940  Occidental Petroleum Corp.                                                                            12,767,069
                                                                                                                          40,479,788
Oil Companies - Integrated - 1.1%
           538,492  BG Group PLC                                                                                           9,639,587
           211,158  Exxon Mobil Corp.                                                                                     14,398,864
           216,547  Petroleo Brasileiro S.A. (ADR)                                                                        10,324,961
                                                                                                                          34,363,412
Oil Field Machinery and Equipment - 0.3%
         1,027,593  Wellstream Holdings PLC                                                                                8,755,653
Oil Refining and Marketing - 0.4%
           546,283  Reliance Industries, Ltd.                                                                             12,712,819
Optical Supplies - 0.8%
           158,403  Alcon, Inc. (U.S. Shares)                                                                             26,033,533
Pipelines - 0.6%
           339,296  Kinder Morgan Management LLC*                                                                         18,539,133
Power Converters and Power Supply Equipment - 0.3%
         1,525,609  JA Solar Holdings Co., Ltd. (ADR)*                                                                     8,695,971
Property and Casualty Insurance - 0.2%
           355,642  Reliance Capital, Ltd.                                                                                 6,484,806
Real Estate Operating/Development - 0.5%
         1,813,000  CapitaLand, Ltd.                                                                                       5,374,841
         2,480,000  Hang Lung Properties, Ltd.                                                                             9,688,771
                                                                                                                          15,063,612
REIT - Warehouse/Industrial - 0.4%
           804,054  ProLogis                                                                                              11,007,499
Retail - Apparel and Shoe - 3.6%
         1,152,610  Gap, Inc.                                                                                             24,147,180
           187,287  Inditex S.A.                                                                                          11,613,467
         1,598,264  Limited Brands, Inc.                                                                                  30,750,599
           820,784  Nordstrom, Inc.                                                                                       30,845,063
           515,508  Urban Outfitters, Inc.*                                                                               18,037,625
                                                                                                                         115,393,934
Retail - Building Products - 0.9%
           984,349  Home Depot, Inc.                                                                                      28,477,217
Retail - Consumer Electronics - 0.9%
           695,721  Best Buy Co., Inc.                                                                                    27,453,151
Retail - Discount - 0.7%
           820,745  Family Dollar Stores, Inc.                                                                            22,841,333
Retail - Jewelry - 0.9%
           660,818  Tiffany & Co.                                                                                         28,415,174
Retail - Restaurants - 1.0%
           499,579  McDonald's Corp.                                                                                      31,193,713
Semiconductor Components/Integrated Circuits - 3.2%
         7,332,774  Atmel Corp.*                                                                                          33,804,088
         3,113,075  Marvell Technology Group, Ltd.                                                                        64,596,306
                                                                                                                          98,400,394
Semiconductor Equipment - 1.7%
         1,486,991  KLA-Tencor Corp.                                                                                      53,769,595
Soap and Cleaning Preparations - 0.8%
           436,396  Reckitt Benckiser Group PLC                                                                           23,634,141
Telecommunication Equipment - 2.8%
         1,970,830  Arris Group, Inc.*                                                                                    22,526,587
         1,406,376  CommScope, Inc.*                                                                                      37,311,156
         4,598,280  Tellabs Inc.*                                                                                         26,118,230
                                                                                                                          85,955,973
Telecommunication Equipment - Fiber Optics - 1.3%
         2,149,985  Corning, Inc.                                                                                         41,516,210
Telecommunication Services - 1.0%
         1,115,630  Amdocs, Ltd. (U.S. Shares)                                                                            31,828,924
Tobacco - 2.1%
         2,501,751  Altria Group, Inc.                                                                                    49,109,372
             4,270  Japan Tobacco, Inc.                                                                                   14,416,173
                                                                                                                          63,525,545
Toys - 2.0%
         1,524,924  Mattel, Inc.                                                                                          30,467,982
           128,500  Nintendo Co., Ltd.                                                                                    30,481,013
                                                                                                                          60,948,995
Transactional Software - 0.7%
           589,785  Solera Holdings, Inc.                                                                                 21,238,158
Transportation - Services - 2.2%
           437,407  C.H. Robinson Worldwide, Inc.                                                                         25,688,912
           545,498  Expeditors International of Washington, Inc.                                                          18,945,146
           415,994  United Parcel Service, Inc. - Class B                                                                 23,865,576
                                                                                                                          68,499,634
Web Portals/Internet Service Providers - 1.5%
            53,186  Google, Inc. - Class A*                                                                               32,974,256
           816,890  Yahoo!, Inc.*                                                                                         13,707,414
                                                                                                                          46,681,670
Wireless Equipment - 3.6%
           843,998  Crown Castle International Corp.*                                                                     32,949,682
         1,147,921  QUALCOMM, Inc.                                                                                        53,102,825
         2,663,493  Telefonaktiebolaget L.M. Ericsson - Class B                                                           24,554,453
                                                                                                                         110,606,960
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,640,095,896)                                                                               3,082,555,346
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.5%
        14,304,000  Janus Cash Liquidity Fund LLC, 0% (cost $14,304,000)                                                  14,304,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,654,399,896) - 100%                                                                $  3,096,859,346
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Australia                                 $    22,754,484              0.7%
Belgium                                        21,134,815              0.7%
Bermuda                                        95,423,366              3.1%
Brazil                                         31,656,060              1.0%
Canada                                         42,014,536              1.4%
Cayman Islands                                  8,695,971              0.3%
Germany                                        16,657,090              0.5%
Guernsey                                       31,828,924              1.0%
Hong Kong                                       9,688,771              0.3%
India                                          25,776,762              0.8%
Ireland                                        55,192,866              1.8%
Israel                                         13,497,990              0.4%
Japan                                          44,897,186              1.5%
Jersey                                         19,123,110              0.6%
Singapore                                      35,564,431              1.2%
Spain                                          11,613,467              0.4%
Sweden                                         24,554,453              0.8%
Switzerland                                   162,330,607              5.2%
United Kingdom                                174,394,890              5.6%
United States ++                            2,250,059,565             72.7%
--------------------------------------------------------------------------------
Total                                     $ 3,096,859,346            100.0%

++    Includes Cash Equivalents (72.2% excluding Cash Equivalents)

Forward Currency Contracts, Open as of
December 31, 2009

                                                                     Currency Value in
Currency Sold and Settlement Date            Currency Units Sold           U.S.$          Unrealized Gain/Loss
--------------------------------------------------------------------------------------------------------------
British Pound 1/14/2010                               31,000,000         $  50,049,512           $   1,317,488
British Pound 1/21/2010                               17,700,000            28,575,341               1,151,986
British Pound 2/4/2010                                 8,100,000            13,075,633                 114,164
Euro 1/14/2010                                         5,800,000             8,320,542                 321,806
Euro 1/21/2010                                         5,800,000             8,320,449                 329,578
Euro 2/4/2010                                          5,200,000             7,459,525                 211,723
Japanese Yen 1/14/2010                               400,000,000             4,297,602                 151,787
Japanese Yen 1/21/2010                               770,000,000             8,273,259                 351,196
Japanese Yen 2/4/2010                                749,000,000             8,048,331                 437,095
Swiss Franc 1/14/2010                                 17,600,000            17,030,995                 343,142
Swiss Franc 1/21/2010                                 20,300,000            19,645,035                 438,592
--------------------------------------------------------------------------------------------------------------
Total                                                                    $ 173,096,224           $   5,168,557

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

------------------------------------------------------------------------------------------------------------------------------------
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Principles for more information.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Valuation Inputs Summary (as of December 31, 2009)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Level 3 -
                                                                                                                    Significant
                                                                                Level 2 - Other Significant         Unobservable
                                                 Level 1 - Quoted Prices        Observable Inputs                   Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
------------------------------------------------------------------------------------------------------------------------------------
Janus Research Fund
------------------------------------------------------------------------------------------------------------------------------------
Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Airlines                                                 $            --                    $    21,399,890         $            --
------------------------------------------------------------------------------------------------------------------------------------
Automotive - Cars and Light Trucks                                    --                         16,657,090                      --
------------------------------------------------------------------------------------------------------------------------------------
Beverages - Wine and Spirits                                          --                         14,420,655                      --
------------------------------------------------------------------------------------------------------------------------------------
Brewery                                                               --                         21,134,815                      --
------------------------------------------------------------------------------------------------------------------------------------
Cable Television                                                      --                         14,320,446                      --
------------------------------------------------------------------------------------------------------------------------------------
Casino Hotels                                                         --                         22,754,484                      --
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - Diversified                                               --                         13,497,990                      --
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - Specialty                                                 --                         14,160,229                      --
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                                      --                          6,579,137                      --
------------------------------------------------------------------------------------------------------------------------------------
Computers - Peripheral Equipment                                      --                         23,549,794                      --
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Wholesale                                        21,332,546                         16,666,831                      --
------------------------------------------------------------------------------------------------------------------------------------
Diversified Minerals                                                  --                         21,331,099                      --
------------------------------------------------------------------------------------------------------------------------------------
Diversified Operations                                        57,563,426                          8,789,700                      --
------------------------------------------------------------------------------------------------------------------------------------
Electronic Components - Semiconductors                                --                         60,320,039                      --
------------------------------------------------------------------------------------------------------------------------------------
Food - Miscellaneous/Diversified                              41,193,930                         15,988,270                      --
------------------------------------------------------------------------------------------------------------------------------------
Life and Health Insurance                                     10,192,991                          7,270,626                      --
------------------------------------------------------------------------------------------------------------------------------------
Medical - Drugs                                               75,962,051                         87,831,505                      --
------------------------------------------------------------------------------------------------------------------------------------
Multimedia                                                    19,394,514                         19,123,110                      --
------------------------------------------------------------------------------------------------------------------------------------
Oil Companies - Integrated                                    14,398,864                         19,964,548                      --
------------------------------------------------------------------------------------------------------------------------------------
Oil Field Machinery and Equipment                                     --                          8,755,653                      --
------------------------------------------------------------------------------------------------------------------------------------
Oil Refining and Marketing                                            --                         12,712,819                      --
------------------------------------------------------------------------------------------------------------------------------------
Power Converters and Power Supply Equipment                           --                          8,695,971                      --
------------------------------------------------------------------------------------------------------------------------------------
Property and Casualty Insurance                                       --                          6,484,806                      --
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Operating/Development                                     --                         15,063,612                      --
------------------------------------------------------------------------------------------------------------------------------------
Retail - Apparel and Shoe                                    103,780,467                         11,613,467                      --
------------------------------------------------------------------------------------------------------------------------------------
Soap and Cleaning Preparations                                        --                         23,634,141                      --
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                                       49,109,372                         14,416,173                      --
------------------------------------------------------------------------------------------------------------------------------------
Toys                                                          30,467,982                         30,481,013                      --
------------------------------------------------------------------------------------------------------------------------------------
Wireless Equipment                                            86,052,507                         24,554,453                      --
------------------------------------------------------------------------------------------------------------------------------------
All Other                                                  1,976,630,330                                 --                      --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Money Market                                                          --                         14,304,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                          $ 2,486,078,980                    $   596,476,366         $            --
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):

Janus Research Fund                                      $            --                    $     5,168,557         $            --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Triton Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.0%
Advertising Sales - 0.8%
           110,393  Lamar Advertising Co. - Class A*                                                                $     3,432,118
Aerospace and Defense - 2.2%
           187,470  TransDigm Group, Inc. *                                                                               8,902,950
Auction House - Art Dealer - 1.5%
           264,015  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                         5,921,856
Audio and Video Products - 2.1%
           247,204  DTS, Inc. *                                                                                           8,456,849
Commercial Banks - 1.2%
           521,404  CapitalSource, Inc.                                                                                   2,069,974
            71,845  SVB Financial Group*                                                                                  2,995,218
                                                                                                                          5,065,192
Commercial Services - 3.9%
           154,210  CoStar Group, Inc. *                                                                                  6,441,352
           155,905  Iron Mountain, Inc. *                                                                                 3,548,398
           375,447  Standard Parking Corp. *                                                                              5,962,098
                                                                                                                         15,951,848
Commercial Services - Finance - 5.2%
           257,825  Euronet Worldwide, Inc. *                                                                             5,659,259
            75,870  Global Payments, Inc.                                                                                 4,086,358
           156,950  Interactive Data Corp.                                                                                3,970,835
            48,245  Morningstar, Inc. *                                                                                   2,332,163
           325,455  Riskmetrics Group, Inc. *                                                                             5,177,989
                                                                                                                         21,226,604
Computer Services - 1.5%
           110,550  IHS, Inc. - Class A*                                                                                  6,059,246
Consulting Services - 1.2%
           274,975  Gartner, Inc. *                                                                                       4,960,549
Decision Support Software - 1.8%
           231,019  MSCI, Inc. *                                                                                          7,346,404
Diagnostic Kits - 0.8%
            57,295  Idexx Laboratories, Inc. *                                                                            3,061,845
Distribution/Wholesale - 2.9%
            95,785  Fastenal Co.                                                                                          3,988,487
           106,736  MWI Veterinary Supply, Inc. *                                                                         4,023,947
           145,780  Wesco International, Inc. *                                                                           3,937,518
                                                                                                                         11,949,952
Educational Software - 1.9%
           173,125  Blackboard, Inc.                                                                                      7,858,144
Electronic Components - Semiconductors - 1.6%
         2,351,773  ARM Holdings PLC                                                                                      6,722,353
Electronic Connectors - 1.6%
           145,475  Amphenol Corp. - Class A                                                                              6,718,036
Electronic Measuring Instruments - 2.1%
           333,799  Trimble Navigation, Ltd. *                                                                            8,411,735
Finance - Other Services - 2.2%
           632,743  MarketAxess Holdings, Inc.                                                                            8,795,128
Footwear and Related Apparel - 1.9%
           288,575  Iconix Brand Group, Inc. *                                                                            3,650,474
           148,310  Wolverine World Wide, Inc.                                                                            4,036,998
                                                                                                                          7,687,472
Hazardous Waste Disposal - 1.6%
           115,435  Stericycle, Inc. *                                                                                    6,368,549
Human Resources - 1.1%
           206,290  Resources Connection, Inc. *                                                                          4,377,474
Internet Applications Software - 1.1%
           215,260  DealerTrack Holdings, Inc. *                                                                          4,044,735
             1,145  e-Seikatsu Co., Ltd.                                                                                    473,479
                                                                                                                          4,518,214
Investment Management and Advisory Services - 1.4%
            84,155  Eaton Vance Corp.                                                                                     2,559,154
           293,789  Epoch Holding Corp.                                                                                   3,070,095
                                                                                                                          5,629,249
Machinery - General Industrial - 3.2%
           109,995  Roper Industries, Inc.                                                                                5,760,438
           176,625  Wabtec Corp.                                                                                          7,213,365
                                                                                                                         12,973,803
Medical - Biomedical and Genetic - 1.5%
            35,755  Alexion Pharmaceuticals, Inc.                                                                         1,745,559
           238,025  Incyte Corp., Ltd. *                                                                                  2,168,408
            91,765  Myriad Genetics, Inc. *                                                                               2,395,066
                                                                                                                          6,309,033
Medical - Drugs - 0.5%
           640,647  Achillion Pharmaceuticals, Inc. *                                                                     1,992,412
Medical Information Systems - 0.9%
            80,855  Athenahealth, Inc. *                                                                                  3,657,880
Medical Instruments - 3.1%
           209,540  Conceptus, Inc. *                                                                                     3,930,970
           171,352  Conmed Corp. *                                                                                        3,906,826
            71,260  Techne Corp.                                                                                          4,885,586
                                                                                                                         12,723,382
Medical Products - 2.3%
           406,553  TomoTherapy, Inc. *                                                                                   1,585,557
           166,655  Varian Medical Systems, Inc. *                                                                        7,807,786
                                                                                                                          9,393,343
Multimedia - 0.8%
            52,085  FactSet Research Systems, Inc.                                                                        3,430,839
Oil Companies - Exploration and Production - 0.9%
            71,190  Ultra Petroleum Corp. (U.S. Shares) *                                                                 3,549,533
Oil Field Machinery and Equipment - 1.8%
           227,125  Dresser-Rand Group, Inc. *,**                                                                         7,179,421
Pipelines - 1.8%
           136,295  Kinder Morgan Management LLC*                                                                         7,447,159
Printing - Commercial - 1.8%
           128,060  VistaPrint NV (U.S. Shares)                                                                           7,255,880
Protection - Safety - 1.0%
           123,155  Brinks Co. *                                                                                          4,019,779
Real Estate Management/Services - 1.5%
           103,935  Jones Lang LaSalle, Inc.                                                                              6,277,674
Real Estate Operating/Development - 0.8%
           308,800  Rodobens Negocios Imobiliarios S.A.                                                                   3,181,025
Recreational Vehicles - 1.0%
            93,850  Polaris Industries, Inc.                                                                              4,094,676
Retail - Apparel and Shoe - 1.6%
           207,480  American Eagle Outfitters, Inc.                                                                       3,523,011
           498,630  Bebe Stores, Inc.                                                                                     3,126,410
                                                                                                                          6,649,421
Retail - Automobile - 2.2%
           136,815  Copart, Inc.                                                                                          5,011,533
           377,685  Rush Enterprises, Inc. *                                                                              3,965,693
                                                                                                                          8,977,226
Retail - Catalog Shopping - 0.9%
            80,935  MSC Industrial Direct Co. - Class A                                                                   3,803,945
Retail - Gardening Products - 1.2%
            93,160  Tractor Supply Co. *                                                                                  4,933,754
Retail - Petroleum Products - 1.7%
           265,236  World Fuel Services Corp.                                                                             7,105,672
Schools - 0.9%
            16,786  Strayer Education, Inc.                                                                               3,566,857
Semiconductor Components/Integrated Circuits - 1.9%
         1,639,797  Atmel Corp.                                                                                           7,559,464
Telecommunication Equipment - 0.7%
           108,865  CommScope, Inc.                                                                                       2,888,188
Telecommunication Services - 0.6%
           172,260  SAVVIS, Inc. *                                                                                        2,420,253
Theaters - 1.0%
           242,000  National CineMedia, Inc.                                                                              4,009,940
Therapeutics - 0.7%
           185,150  MannKind Corp. *                                                                                      1,621,914
           104,315  Theravance, Inc. *                                                                                    1,363,397
                                                                                                                          2,985,311
Transactional Software - 1.4%
           162,220  Solera Holdings, Inc.                                                                                 5,841,542
Transportation - Equipment and Leasing - 0.4%
           165,037  Aircastle, Ltd.                                                                                       1,625,614
Transportation - Marine - 0.7%
           527,359  Horizon Lines, Inc. - Class A                                                                         2,937,390
Transportation - Services - 2.1%
           142,300  Expeditors International of Washington, Inc.                                                          4,942,079
         2,604,000  Integrated Distribution Services Group, Ltd.                                                          3,770,619
                                                                                                                          8,712,698
Transportation - Truck - 3.5%
            88,855  Forward Air Corp.                                                                                     2,225,818
           203,745  Landstar System, Inc.                                                                                 7,899,193
           131,855  Old Dominion Freight Line, Inc. *                                                                     4,047,949
                                                                                                                         14,172,960
Web Hosting/Design - 1.5%
            55,740  Equinix, Inc. *,**                                                                                    5,916,801
Wireless Equipment - 2.5%
           298,870  SBA Communications Corp. - Class A*,**                                                               10,209,399
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $310,012,551)                                                                                  367,224,041
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 10.7%
        43,765,487  Janus Cash Liquidity Fund LLC, 0% (cost $43,765,487)                                                 43,765,487
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $353,778,038) - 100.7%                                                                    410,989,528
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.7)%
Retail - Restaurants - (0.5)%
          (72,645)  BJ's Restaurants, Inc. *                                                                             (1,367,179)
          (21,720)  Buffalo Wild Wings, Inc.*                                                                              (874,664)
                                                                                                                         (2,241,843)
Wireless Equipment- (0.2)%
          (85,398)  Sierra Wireless, Inc. (U.S. Shares) *                                                                  (905,219)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $2,607,107)                                                                        (3,147,062)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $351,170,931) - 100%                                        $   407,842,466

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Bermuda                                   $     5,396,233              1.3%
Brazil                                          3,181,025              0.8%
Canada                                          9,471,390              2.3%
Japan                                             473,479              0.1%
Netherlands                                     7,255,879              1.8%
United Kingdom                                  6,722,353              1.6%
United States++                               378,489,169             92.1%
--------------------------------------------------------------------------------
Total                                     $   410,989,528            100.0%

++    Includes Cash Equivalents (81.4% excluding Cash Equivalents)


             Summary of Investments by Country - (Short Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Securities
Country                                         Value               Sold Short
--------------------------------------------------------------------------------
Canada                                    $      (905,219)            28.8%
United States                                  (2,241,843)            71.2%
--------------------------------------------------------------------------------
Total                                     $    (3,147,062)           100.0%

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

------------------------------------------------------------------------------------------------------------------------------------
Valuation Inputs Summary
(as of December 31, 2009)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Level 2 - Other Significant      Level 3 - Significant
                                                Level 1 - Quoted Prices      Observable Inputs                Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
------------------------------------------------------------------------------------------------------------------------------------
Janus Triton Fund
------------------------------------------------------------------------------------------------------------------------------------
Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Electronic Components - Semiconductors                   $            --                 $     6,722,353            $            --
------------------------------------------------------------------------------------------------------------------------------------
Internet Applications Software                                 4,044,735                         473,479                         --
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Operating/Development                                     --                       3,181,025                         --
------------------------------------------------------------------------------------------------------------------------------------
Transportation - Services                                      4,942,079                       3,770,619                         --
------------------------------------------------------------------------------------------------------------------------------------
All Other                                                    344,089,751
------------------------------------------------------------------------------------------------------------------------------------
Money Market                                                          --                      43,765,487                         --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities:                         $   353,076,565                 $    57,912,963            $            --
------------------------------------------------------------------------------------------------------------------------------------

Investments in Securities Sold Short:
------------------------------------------------------------------------------------------------------------------------------------
Janus Triton Fund                                             (3,147,062)                             --                         --
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Triton Fund                                                 $ 7,943,578

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.9%
Agricultural Chemicals - 3.4%
         2,598,075  Monsanto Co.                                                                                    $    212,392,631
           415,381  Syngenta A.G.                                                                                        116,503,874
                                                                                                                         328,896,505
Brewery - 6.5%
        12,087,797  Anheuser-Busch InBev N.V.                                                                            624,961,179
         2,849,864  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                   20,418
                                                                                                                         624,981,597
Cellular Telecommunications - 0.7%
         1,414,990  America Movil S.A.B. de C.V. - Series L (ADR)                                                         66,476,230
Chemicals - Diversified - 1.0%
         7,358,509  Israel Chemicals, Ltd.                                                                                96,134,011
Commercial Banks - 1.6%
         6,141,395  Standard Chartered PLC                                                                               153,738,805
Computers - 15.4%
         4,220,836  Apple, Inc.                                                                                          890,005,478
         8,884,411  Research In Motion, Ltd. (U.S. Shares) *                                                             600,053,119
                                                                                                                       1,490,058,597
Cosmetics and Toiletries - 1.0%
         1,203,885  Colgate-Palmolive Co.                                                                                 98,899,153
Diversified Banking Institutions - 6.4%
        14,770,429  Bank of America Corp.                                                                                222,442,661
         1,012,280  Goldman Sachs Group, Inc.                                                                            170,913,355
         5,417,395  JPMorgan Chase & Co.                                                                                 225,742,850
                                                                                                                         619,098,866
Diversified Minerals - 1.7%
         5,566,550  Cia Vale do Rio Doce (ADR)                                                                           161,596,947
Electronic Connectors - 0.6%
         1,257,116  Amphenol Corp. - Class A                                                                              58,053,617
Enterprise Software/Services - 4.9%
        19,134,583  Oracle Corp.                                                                                         469,562,667
Finance - Investment Bankers/Brokers - 0.2%
           770,650  Charles Schwab Corp.                                                                                  14,503,633
Finance - Other Services - 2.1%
           615,555  CME Group, Inc.                                                                                      206,795,702
Medical - Biomedical and Genetic - 12.9%
        11,794,828  Celgene Corp. *                                                                                      656,736,022
        12,155,465  Gilead Sciences, Inc. *                                                                              526,088,525
         1,427,535  Vertex Pharmaceuticals, Inc. *                                                                        61,169,875
                                                                                                                       1,243,994,422
Medical - Drugs - 1.5%
           858,563  Roche Holding A.G.                                                                                   146,189,710
Multi-Line Insurance - 1.6%
         3,036,635  ACE, Ltd. (U.S. Shares)                                                                              153,046,404
Multimedia - 3.1%
        22,159,875  News Corp. - Class A                                                                                 303,368,689
Networking Products - 5.3%
        21,480,110  Cisco Systems, Inc. *                                                                                514,233,833
Oil Companies - Integrated - 3.0%
         3,821,930  Petroleo Brasileiro S.A. (ADR)                                                                       182,229,623
         2,501,829  Petroleo Brasileiro S.A. (U.S. Shares)                                                               106,052,531
                                                                                                                         288,282,154
Optical Supplies - 2.8%
         1,654,390  Alcon, Inc. (U.S. Shares)                                                                            271,898,997
Real Estate Operating/Development - 0.7%
        17,976,000  Hang Lung Properties, Ltd.                                                                            70,227,965
Retail - Drug Store - 3.6%
        10,937,474  CVS Caremark Corp.                                                                                   352,296,038
Retail - Regional Department Stores - 0.8%
         1,416,695  Kohl's Corp. *                                                                                        76,402,361
Soap and Cleaning Preparations - 1.0%
         1,863,590  Reckitt Benckiser Group PLC                                                                          100,927,479
Telecommunication Equipment - Fiber Optics - 1.2%
         6,008,190  Corning, Inc.                                                                                        116,018,149
Transportation - Services - 1.3%
         2,123,970  United Parcel Service, Inc. - Class B                                                                121,852,159
Web Portals/Internet Service Providers - 6.4%
           819,466  Google, Inc. - Class A *                                                                             508,052,530
         6,628,225  Yahoo!, Inc. *                                                                                       111,221,616
                                                                                                                         619,274,146
Wireless Equipment - 2.2%
         5,517,919  Crown Castle International Corp. *                                                                   215,419,558
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,839,717,594)                                                                               8,982,228,394
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.5%
Diversified Banking Institution - 1.5%
         9,708,981  Bank of America, Corp., convertible, 10.0000% (cost $145,634,715)                                    144,857,997
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 5.6%
       538,564,721  Janus Cash Liquidity Fund LLC, 0% (cost $538,564,721)                                                538,564,721
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,523,917,030) - 100%                                                                $  9,665,651,112
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Belgium                                   $   624,981,598              6.5%
Brazil                                        449,879,100              4.7%
Canada                                        600,053,119              6.2%
Hong Kong                                      70,227,965              0.7%
Israel                                         96,134,011              1.0%
Mexico                                         66,476,230              0.7%
Switzerland                                   687,638,984              7.1%
United Kingdom                                254,666,284              2.6%
United States++                             6,815,593,821             70.5%
--------------------------------------------------------------------------------
Total                                     $ 9,665,651,112            100.0%

++    Includes Cash Equivalents (64.9% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2009)

                                                                                   Level 2 - Other
                                                                                   Significant                Level 3 - Significant
                                                   Level 1 - Quoted Prices         Observable Inputs          Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Twenty Fund
Common Stock
Agricultural Chemicals                                     $   212,392,631           $   116,503,874                $            --
Brewery                                                                 --               624,981,597                             --
Cellular Telecommunications                                             --                66,476,230                             --
Chemicals - Diversified                                                 --                96,134,011                             --
Commercial Banks                                                        --               153,738,805                             --
Diversified Minerals                                                    --               161,596,947                             --
Medical - Drugs                                                         --               146,189,710                             --
Oil Companies - Integrated                                              --               288,282,154                             --
Real Estate Operating/Development                                       --                70,227,965                             --
Soap and Cleaning Preparations                                          --               100,927,479                             --
All Other                                                    6,944,776,991                        --                             --

Preferred Stock                                                         --               144,857,997                             --

Money Market                                                            --               538,564,721                             --
Total Investments in Securities                            $ 7,157,169,622           $ 2,508,481,490                $            --


Janus Venture Fund


Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.5%
Advertising Agencies - 0.5%
           539,695  MDC Partners, Inc. - Class A (U.S. Shares)*                                                     $     4,501,056
Aerospace and Defense - 0.3%
            69,925  TransDigm Group, Inc.*                                                                                3,320,738
Agricultural Biotechnology - 0.7%
           881,140  Yongye International, Inc.*                                                                           7,163,668
Appliances - 0.7%
           661,745  Deer Consumer Products, Inc.*                                                                         7,490,953
Applications Software - 0.5%
         1,602,098  inContact, Inc.*,+                                                                                    4,694,147
Auction House - Art Dealer - 0.7%
           323,650  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                         7,259,470
Audio and Video Products - 1.8%
           522,055  DTS, Inc.*                                                                                           17,859,502
Automotive - Truck Parts and Equipment-Replacement - 0.3%
           588,688  Motorcar Parts of America, Inc.*                                                                      2,972,874
Beverages - Non-Alcoholic - 0.2%
           355,070  Heckmann Corp.*                                                                                       1,771,799
Broadcast Services and Programming - 1.8%
           528,479  DG FastChannel, Inc.*                                                                                14,760,419
             9,700  Genius Products, Inc.*, #,^                                                                              48,015
           748,777  Genius Products, Inc. - Private Placement  #,^,+                                                      3,088,705
                                                                                                                         17,897,139
Casino Hotels - 0.4%
         1,451,136  Century Casinos, Inc.*,+                                                                              3,903,556
Casino Services - 0%
           231,498  PokerTek, Inc.*                                                                                         159,734
Commercial Services - 5.2%
           484,275  CoStar Group, Inc.*                                                                                  20,228,167
           268,355  HMS Holdings Corp.*                                                                                  13,066,205
         2,346,939  Intermap Technologies Corp.*                                                                          4,075,402
           229,805  Providence Service Corp.*                                                                             3,630,919
           714,185  Standard Parking Corp.*                                                                              11,341,258
                                                                                                                         52,341,951
Commercial Services - Finance - 2.2%
           645,080  Euronet Worldwide, Inc.*                                                                             14,159,506
           515,240  Riskmetrics Group, Inc.*                                                                              8,197,468
                                                                                                                         22,356,974
Computer Data Security - 0.2%
           110,220  Fortinet, Inc.*                                                                                       1,936,565
Computer Graphics - 0.7%
           817,532  Monotype Imaging Holdings, Inc.*                                                                      7,382,314
Computer Services - 2.2%
         3,140,420  LivePerson, Inc.*,+                                                                                  21,888,727
Consulting Services - 0.6%
         1,961,073  Information Services Group, Inc.*,+                                                                   6,216,601
Consumer Products - Miscellaneous - 3.0%
           983,640  Jarden Corp.**                                                                                       30,404,312
Decision Support Software - 1.2%
           383,215  MSCI, Inc.*                                                                                          12,186,237
Distribution/Wholesale - 0.8%
           210,556  MWI Veterinary Supply, Inc.*                                                                          7,937,961
Diversified Operations - 0.8%
           302,885  Barnes Group, Inc.                                                                                    5,118,757
           867,990  Digital Domain - Private Placement  #,^                                                               3,037,965
                                                                                                                          8,156,722
E-Commerce/Services - 0%
           825,189  Workstream, Inc. (U.S. Shares)*                                                                         223,626
Educational Software - 0.6%
           132,045  Blackboard, Inc.*                                                                                     5,993,523
Electric Products - Miscellaneous - 1.8%
           541,525  Harbin Electric - Private Placement, 0%                                                              11,122,924
           353,780  Harbin Electirc, Inc.*                                                                                7,266,641
                                                                                                                         18,389,565
E-Marketing/Information - 0.6%
           356,440  Constant Contact, Inc.*                                                                               5,703,040
Enterprise Software/Services - 5.2%
           192,030  Concur Technologies, Inc.*                                                                            8,209,282
            44,180  Informatica Corp.**                                                                                   1,142,495
           262,550  MedAssets, Inc.*                                                                                      5,568,686
           229,245  Salary.com, Inc.*                                                                                       538,726
         1,262,650  Ultimate Software Group, Inc.*,**,+                                                                  37,084,030
                                                                                                                         52,543,219
E-Services/Consulting - 2.0%
           804,165  GSI Commerce, Inc.*                                                                                  20,417,749
Finance - Investment Bankers/Brokers - 0.4%
           977,330  Broadpoint Gleacher Securities Group, Inc.*                                                           4,358,892
Finance - Other Services - 0.3%
           240,751  MarketAxess Holdings, Inc.                                                                            3,346,439
Firearms and Ammunition - 0.3%
            75,918  Smith & Wesson Holding Corp.*                                                                           310,505
           265,555  Sturm Ruger & Co., Inc.+                                                                              2,575,883
                                                                                                                          2,886,388
Footwear and Related Apparel - 1.8%
           618,740  Skechers U.S.A., Inc. - Class A*                                                                     18,197,143
Gambling - Non-Hotel - 0.7%
           907,650  Great Canadian Gaming Corp.*                                                                          6,884,665
Hotels and Motels - 0.9%
         1,901,500  Kingdom Hotel Investments (GDR)                                                                       6,655,250
           445,760  Morgans Hotel Group Co.*                                                                              2,019,293
                                                                                                                          8,674,543
Human Resources - 2.3%
           645,725  Resources Connection, Inc.*                                                                          13,702,285
           547,090  SuccessFactors, Inc.*                                                                                 9,070,752
                                                                                                                         22,773,037
Identification Systems and Devices - 0.6%
           864,775  L-1 Identity Solutions, Inc.*                                                                         6,477,165
Industrial Audio and Video Products - 1.6%
         1,216,370  Imax Corp. (U.S. Shares)*                                                                            16,177,721
Internet Applications Software - 2.1%
           534,045  DealerTrack Holdings, Inc.*                                                                          10,034,706
           604,468  Vocus, Inc.*                                                                                         10,880,424
                                                                                                                         20,915,130
Internet Content - Information/News - 1.5%
           286,495  Archipelago Learning Inc*                                                                             5,930,447
         1,640,185  Health Grades, Inc.*,+                                                                                7,036,393
           416,620  TechTarget, Inc.*                                                                                     2,345,571
                                                                                                                         15,312,411
Investment Companies - 0.1%
           171,010  UTEK Corp.*                                                                                             726,793
Machinery - General Industrial - 0.6%
           150,000  Wabtec Corp.                                                                                          6,126,000
Marine Services - 0.2%
         1,548,955  Odyssey Marine Exploration, Inc.*                                                                     2,184,027
Medical - Biomedical and Genetic - 2.6%
           359,330  Acorda Therapeutics, Inc.*                                                                            9,062,303
           674,510  Incyte Corp., Ltd.*                                                                                   6,144,786
           423,085  Myriad Genetics, Inc.*                                                                               11,042,518
                                                                                                                         26,249,607
Medical - Outpatient and Home Medical Care - 1.8%
           547,450  LHC Group, Inc.*                                                                                     18,399,795
Medical Information Systems - 0.9%
           200,460  Athenahealth, Inc.*                                                                                   9,068,810
Medical Instruments - 1.4%
           140,679  Conmed Corp.*                                                                                         3,207,481
           100,000  Genomic Health, Inc.*                                                                                 1,956,000
           135,825  Techne Corp.                                                                                          9,312,162
                                                                                                                         14,475,643
Medical Labs and Testing Services - 1.6%
           205,893  Bio-Reference Labs, Inc.*                                                                             8,068,947
           507,255  Concord Medical Services Holding, Ltd.*                                                               4,382,683
           235,792  Genoptix, Inc.*                                                                                       8,377,689
                                                                                                                         20,829,319
Medical Products - 2.1%
           727,740  PSS World Medical, Inc.*                                                                             16,425,092
         1,096,843  TomoTherapy, Inc.*                                                                                    4,277,688
                                                                                                                         20,702,780
Motion Pictures and Services - 2.0%
            66,230  DreamWorks Animation SKG, Inc. - Class A*                                                             2,645,889
         3,095,585  Lions Gate Entertainment Corp. (U.S. Shares)*                                                        17,985,348
                                                                                                                         20,631,237
MRI and Medical Diagnostic Imaging Center - 0.5%
           710,845  Alliance HealthCare Services, Inc.*                                                                   4,058,925
           659,020  RadNet, Inc.*                                                                                         1,344,401
                                                                                                                          5,403,326
Networking Products - 0.8%
           388,915  Switch & Data Facilities Co., Inc.*                                                                   7,859,972
Oil Field Machinery and Equipment - 1.1%
           363,625  Dresser-Rand Group, Inc.*                                                                            11,494,186
Pharmacy Services - 4.8%
           546,780  Catalyst Health Solutions, Inc.*                                                                     19,941,067
           532,570  SXC Health Solutions Corp. (U.S. Shares)*                                                            28,732,151
                                                                                                                         48,673,218
Physical Practice Management - 1.4%
           232,410  Mednax, Inc.*                                                                                        13,970,165
Physical Therapy and Rehabilitation Centers - 0.8%
           368,880  Psychiatric Solutions, Inc.*                                                                          7,798,123
Printing - Commercial - 3.1%
           556,078  VistaPrint NV (U.S. Shares)                                                                          31,507,379
Real Estate Management/Services - 2.5%
         1,851,377  LPS Brasil Consultoria de Imoveis S.A.*                                                              25,645,951
Retail - Apparel and Shoe - 0.6%
           200,939  Rue21, Inc.*                                                                                          5,644,377
Retail - Automobile - 0.3%
            88,465  Copart, Inc.*                                                                                         3,240,473
Retail - Major Department Stores - 0.6%
           914,690  Saks, Inc.*                                                                                           6,000,366
Retail - Petroleum Products - 2.5%
           959,310  World Fuel Services Corp.                                                                            25,699,915
Savings/Loan/Thrifts - 0.5%
           264,545  Northwest Bancshares, Inc.                                                                            2,994,650
            88,245  Territorial Bancorp, Inc.*                                                                            1,592,822
                                                                                                                          4,587,472
Schools - 3.7%
           366,464  American Public Education, Inc.*                                                                     12,591,703
           942,885  Bridgepoint Education Inc.*                                                                          14,162,133
           882,570  ChinaCast Education, Corp.*                                                                           6,672,229
           221,034  Grand Canyon Education, Inc.*                                                                         4,201,856
                                                                                                                         37,627,921
Semiconductor Components/Integrated Circuits - 1.7%
         3,776,500  Atmel Corp.*                                                                                         17,409,665
Telecommunication Equipment - 0.7%
           254,735  CommScope, Inc.*                                                                                      6,758,120
Telecommunication Services - 0.7%
           515,205  SAVVIS, Inc.*                                                                                         7,238,630
Theaters - 1.6%
           961,147  National CineMedia, Inc.                                                                             15,926,206
Transactional Software - 3.3%
           923,790  Solera Holdings, Inc.                                                                                33,265,678
Transportation - Marine - 0.9%
         1,671,033  Horizon Lines, Inc. - Class A+                                                                        9,307,654
Transportation - Truck - 1.8%
           340,065  Forward Air Corp.                                                                                     8,518,628
            93,160  Landstar System, Inc.                                                                                 3,611,813
           208,730  Old Dominion Freight Line, Inc.*                                                                      6,408,011
                                                                                                                         18,538,452
Water Treatment Systems - 1.3%
           492,690  Nalco Holding Co.                                                                                    12,568,522
Web Hosting/Design - 2.5%
            86,597  Equinix, Inc.*,**                                                                                     9,192,271
         3,704,519  NaviSite, Inc.*,+                                                                                     7,409,038
           995,940  NIC, Inc.*                                                                                            9,102,892
                                                                                                                         25,704,201
Wireless Equipment - 1.6%
           469,400  SBA Communications Corp. - Class A*                                                                  16,034,704
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $872,972,229)                                                                                1,016,375,943
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.2%
Medical Products - 0.2%
         2,000,000  Genius Products, Inc., 5.0000%, 12/31/10 (cost $2,000,000)#                                          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Rights/Warrants - 0%
Automotive - Truck Parts and Equipment-Replacement - 0%
            88,303  Motorcar Parts of America, Inc. - expires 5/17/12  #,^                                                        5
Casino Services - 0%
           146,926  Pokertek, Inc. - expires 4/23/12  #,^                                                                    48,485
Networking Products - 0%
             2,090  Lantronix, Inc. #                                                                                            41
------------------------------------------------------------------------------------------------------------------------------------
Total Rights/Warrants (cost $911,295)                                                                                        48,531

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $875,883,524) - 100.7%                                                                $ 1,018,424,474
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.7)%
Athletic Footwear - (0.1)%
            89,954  K-Swiss, Inc.*                                                                                        (894,143)
Apparel Manufacturers - (0.4)%
           100,000  Columbia Sportswear Co.                                                                              (3,904,000)
Computers - Memory Devices - (0.2)%
           113,035  STEC, Inc.*                                                                                          (1,846,992)
Commercial Banks - (0)%
           750,000  Pacific Capital Bancorp*                                                                               (720,000)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $8,414,301)                                                                        (7,365,135)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $867,469,223) - 100%                                        $ 1,011,059,339
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Brazil                                    $    25,645,951              2.5%
Canada                                         85,839,441              8.4%
Cayman Islands                                 11,037,933              1.1%
Netherlands                                    31,507,379              3.1%
United Kingdom                                         41              0.0%
United States                                 864,393,729             84.9%
--------------------------------------------------------------------------------
Total                                     $ 1,018,424,474            100.0%

              Summary of Investments by Country- (Short Positions)
                          December 31, 2009 (unaudited)

                                                                % of Securities
Country                                        Value                Sold Short
--------------------------------------------------------------------------------
United States                             $    (7,365,135)           100.0%
--------------------------------------------------------------------------------
Total                                     $    (7,365,135)           100.0%


                                                         Value
-----------------------------------------------------------------
Schedule of Written Options - Call
              Equinix, Inc.
                 expires January 2010
                 500 contracts
                 exercise price $110.00
                 (Premiums received $58,498)          $  (60,000)
------------- ---------------------------------------------------
Schedule of Written Options - Puts
              Meritage Homes Corp.
                 expires January 2010
                 1,000 contracts
                 exercise price $15.00                $   (2,400)

              Strayer Education, Inc.
                 expires January 2010
                 500 contracts
                 exercise price $190.00               $  (23,835)
Total Written Options - Puts
Premiums received $92,500                             $  (26,235)
-----------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

GDR               Global Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

#     Schedule of Fair Valued Securities (as of December 31, 2009)

                                                                                  Value as a % of
                                                                                    Investment
Janus Venture Fund                                               Value              Securities
-------------------------------------------------------------------------------------------------
Digital Domain - Private Placement                           $  3,037,965             0.3%
Genius Products, Inc.                                              48,015             0.0%
Genius Products, Inc., 5.0000%, expires 12/31/10                2,000,000             0.2%
Genius Products, Inc. - Private Placement                       3,088,705             0.3%
Lantronix, Inc.                                                        41             0.0%
Motorcar Parts of America, Inc. - expires 5/17/12                       5             0.0%
Pokertek, Inc. - expires 4/23/12                                   48,485             0.0%
-------------------------------------------------------------------------------------------------
                                                             $  8,223,216             0.8%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

^     Schedule of Restricted and Illiquid Securities (as of December 31, 2009)

                                                                                                                       Value as a %
                                                          Acquisition           Acquisition                           of Investment
                                                              Date                  Cost              Value             Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Digital Domain - Private Placement                          7/26/07            $  7,291,119       $  3,037,965             0.3%
Genius Products, Inc.                                  12/5/05 - 11/16/07         8,594,480             48,015             0.0%
Genius Products, Inc. - Private Placement                    5/1/09                  37,439          3,088,705             0.3%
Motorcar Parts of America, Inc. - expires 5/17/12           5/17/07                 198,682                  5             0.0%
Pokertek, Inc. - expires 4/23/12                            4/23/07                 712,613             48,485             0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                               $ 16,834,333       $  6,223,175             0.6%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of December 31, 2009. The issuer incurs all registration costs.

+ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2009.

                                       Purchases                    Sales                Realized       Dividend          Value
                                  Shares       Cost          Shares        Cost         Gain/(Loss)      Income        at 12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Century Casinos, Inc.                 --   $      --              --  $          --   $          --   $          --   $   3,903,556
Genius Products, Inc.                 --          --              --             --              --              --       3,088,705
Health Grades, Inc.                   --          --              --             --              --              --       7,036,394
Horizon Lines, Inc. - Class A         --          --              --             --              --         183,814       9,307,654
inContact, Inc.                       --          --              --             --              --              --       4,694,147
Information Services Group, Inc.      --          --              --             --              --              --       6,216,601
LivePerson, Inc.                      --          --              --             --              --              --      21,888,727
NaviSite, Inc.                        --          --              --             --              --              --       7,409,038
Sturm Ruger & Company, Inc.           --          --         722,850      8,764,945      (1,494,073)         94,887       2,575,884
Ultimate Software Group, Inc.         --          --              --             --              --              --      37,084,031
------------------------------------------------------------------------------------------------------------------------------------
                                          $       --                  $          --   $  (1,494,073)  $     278,701   $ 103,204,737
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2009)

                                                                                Level 2 - Other Significant   Level 3 - Significant
                                                      Level 1 - Quoted Prices   Observable Inputs             Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Venture Fund

Common Stock
Broadcast Services and Programming                            $    14,760,419               $            --         $     3,136,720
Diversified Operations                                              5,118,757                            --               3,037,965
Hotels and Motels                                                   2,019,293                     6,655,250                      --
Medical Labs and Testing Services                                  16,446,636                     4,382,683                      --
Real Estate Management/Services                                            --                    25,645,951                      --
All Other                                                         935,172,270                            --                      --

Corporate Bond                                                             --                     2,000,000                      --

Warrants
Automotive - Truck Parts and Equipment - Replacement                       --                             5                      --
Casino Services                                                            --                        48,484                      --
Networking Products                                                        --                            41                      --

Total Investments in Securities                                   973,517,375                    38,732,414               6,174,685

Investments in Securities Sold Short:
Janus Venture Fund                                                 (7,365,135)                           --                      --

Other Financial Instruments(a):
Janus Venture Fund                                                         --                       (86,235)                     --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets
(as of the fiscal period ended December 31, 2009)

                                                                          Change in                                       Balance
                              Balance as      Accrued                     Unrealized       Net          Transfers         as of
                              of October      Discounts/    Realized      Appreciation/    Purchases/   In and/or Out     December
                              31, 2009        Premiums      Gain/(Loss)   (Depreciation)   (Sales)      of Level 3        31, 2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Venture Fund
Common Stock
Broadcast Services and
Programming                  $ 3,136,720    $        --    $        --     $        --    $        --             --    $ 3,136,720
Diversified Operations         7,291,116             --             --     $(4,253,151)            --             --      3,037,965

Corporate Bond
Broadcast Services and
Programming                    2,000,000             --             --              --             --     (2,000,000)            --


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2009 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Venture Fund                                                $ 46,650,000

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares                                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.4%
Aerospace and Defense - 0.5%
           254,797  TransDigm Group, Inc.*                                                                          $     12,100,310
Agricultural Chemicals - 5.9%
           925,790  Monsanto Co.                                                                                          75,683,332
           616,940  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                66,937,990
                                                                                                                         142,621,322
Agricultural Operations - 2.8%
        43,740,415  Chaoda Modern Agriculture Holdings, Ltd.                                                              46,411,972
        22,435,000  China Green Holdings, Ltd.                                                                            21,205,962
                                                                                                                          67,617,934
Applications Software - 0.1%
           133,106  Nuance Communications, Inc.*                                                                           2,068,467
Brewery - 1.1%
           525,643  Anheuser-Busch InBev N.V.                                                                             27,176,703
Chemicals - Specialty - 1.4%
        30,503,035  Huabao International Holdings, Ltd.                                                                   32,888,903
Commercial Services - 3.4%
         5,502,342  Aggreko PLC                                                                                           81,876,501
Commercial Services - Finance - 0.8%
            76,175  MasterCard, Inc. - Class A                                                                            19,499,277
Computer Aided Design - 0.5%
           288,474  ANSYS, Inc.*                                                                                          12,537,080
Computer Services - 0.7%
           423,995  Accenture, Ltd. - Class A (U.S. Shares)                                                               17,595,793
Computers - 4.3%
           249,039  Apple, Inc.*                                                                                          52,512,364
           785,128  Research In Motion, Ltd. (U.S. Shares)*                                                               53,027,545
                                                                                                                         105,539,909
Cosmetics and Toiletries - 1.7%
           424,100  Colgate-Palmolive Co.                                                                                 34,839,815
           418,091  Colgate Palmolive India, Ltd.                                                                          5,917,404
                                                                                                                          40,757,219
Distribution/Wholesale - 1.7%
        10,245,550  Li & Fung, Ltd.                                                                                       42,163,172
Diversified Banking Institutions - 5.5%
         3,108,955  Bank of America Corp.                                                                                 46,820,862
           364,618  Goldman Sachs Group, Inc.                                                                             61,562,104
           593,175  JPMorgan Chase & Co.                                                                                  24,717,602
                                                                                                                         133,100,568
Diversified Operations - 1.4%
         6,416,935  China Merchants Holdings International Co., Ltd.                                                      20,670,964
           165,850  Danaher Corp.                                                                                         12,471,920
                                                                                                                          33,142,884
Educational Software - 1.7%
           432,390  Blackboard, Inc.*                                                                                     19,626,182
         1,437,172  Educomp Solutions Ltd.                                                                                21,829,975
                                                                                                                          41,456,157
Electric - Distribution - 0.7%
         1,753,765  Equatorial Energia S.A.                                                                               18,067,422
Electric - Integrated - 0.7%
         1,198,100  Light S.A.                                                                                            17,859,107
Electric Products - Miscellaneous - 0.5%
           246,251  Bharat Heavy Electricals, Ltd.                                                                        12,663,671
Electronic Connectors - 0.5%
           275,797  Amphenol Corp. - Class A                                                                              12,736,305
Enterprise Software/Services - 2.9%
         1,370,355  Autonomy Corp. PLC*                                                                                   33,399,464
         1,181,140  Aveva Group PLC                                                                                       19,190,383
           655,326  Temenos Group A.G.*                                                                                   16,921,596
                                                                                                                          69,511,443
Finance - Mortgage Loan Banker - 2.6%
         1,116,534  Housing Development Finance Corp.                                                                     64,065,319
Finance - Other Services - 2.6%
         3,501,825  BM&F Bovespa S.A.                                                                                     24,310,636
            36,995  CME Group, Inc.                                                                                       12,428,470
         4,377,071  IG Group Holdings PLC                                                                                 26,633,129
                                                                                                                          63,372,235
Food - Dairy Products - 0.3%
           124,606  Nestle India, Ltd.                                                                                     6,832,500
Food - Wholesale/Distribution - 1.0%
        12,766,625  Olam International, Ltd.                                                                              23,930,336
Gold Mining - 1.8%
           949,450  Newmont Mining Corp.                                                                                  44,918,480
Hotels and Motels - 0.9%
        12,212,000  Shangri-La Asia, Ltd.                                                                                 22,841,184
Human Resources - 2.4%
         4,848,006  Capita Group PLC                                                                                      58,453,865
Industrial Gases - 0.5%
           144,155  Praxair, Inc.                                                                                         11,577,088
Investment Companies - 1.6%
         7,998,766  Man Group PLC                                                                                         39,331,780
Investment Management and Advisory Services - 0.5%
         2,282,000  GP Investments, Ltd. (BDR)*                                                                           13,257,492
Medical - Biomedical and Genetic - 7.9%
           365,670  Alexion Pharmaceuticals, Inc.*                                                                        17,852,009
         1,359,040  Celgene Corp.*                                                                                        75,671,346
           246,050  Genzyme Corp.*                                                                                        12,058,911
           779,433  Gilead Sciences, Inc.*                                                                                33,733,860
         1,247,015  Vertex Pharmaceuticals, Inc.*                                                                         53,434,593
                                                                                                                         192,750,719
Medical - Drugs - 1.2%
           266,506  Novo Nordisk A/S                                                                                      17,069,066
            74,609  Roche Holding A.G.                                                                                    12,703,865
                                                                                                                          29,772,931
Medical - Generic Drugs - 0.5%
           230,125  Teva Pharmaceutical S.P. (ADR)                                                                        12,928,423
Medical Instruments - 1.5%
           961,777  St. Jude Medical, Inc.*                                                                               35,374,158
Medical Products - 1.7%
           209,246  Baxter International, Inc.                                                                            12,278,555
           294,053  Cochlear, Ltd.                                                                                        18,174,746
           187,725  Johnson & Johnson                                                                                     12,091,367
                                                                                                                          42,544,668
Multi-Line Insurance - 0.5%
           242,785  ACE, Ltd. (U.S. Shares)                                                                               12,236,364
Oil - Field Services - 1.5%
           458,629  AMEC PLC                                                                                               5,819,559
         1,785,819  Petrofac, Ltd.                                                                                        29,725,840
                                                                                                                          35,545,399
Oil and Gas Drilling - 0.5%
           138,950  Transocean, Ltd. (U.S. Shares)                                                                        11,505,060
Oil Companies - Integrated - 0.8%
           448,099  Petroleo Brasileiro S.A. (U.S. Shares)                                                                18,994,917
Oil Field Machinery and Equipment - 0.5%
           388,002  Dresser-Rand Group, Inc.*                                                                             12,264,743
Optical Supplies - 0.6%
            83,436  Alcon, Inc. (U.S. Shares)                                                                             13,712,707
Pipelines - 2.2%
           914,145  Enterprise GP Holdings L.P.                                                                           35,624,231
           309,317  Kinder Morgan Management LLC*                                                                         16,901,081
                                                                                                                          52,525,312
Printing - Commercial - 0.5%
           207,078  VistaPrint NV (U.S. Shares)                                                                           11,733,039
Property and Casualty Insurance - 3.0%
         3,844,037  Admiral Group PLC                                                                                     73,301,419
Real Estate Management/Services - 0.6%
         9,861,826  Regus PLC                                                                                             14,525,506
Real Estate Operating/Development - 1.8%
        11,324,435  Hang Lung Properties, Ltd.                                                                            44,241,879
Reinsurance - 2.0%
            14,626  Berkshire Hathaway, Inc. - Class B*                                                                   48,061,036
Retail - Apparel and Shoe - 1.6%
           197,754  Hennes & Mauritz A.B. - Class B                                                                       10,968,256
           209,105  Inditex S.A.                                                                                          12,966,378
         4,776,000  Ports Design, Ltd.                                                                                    14,728,011
                                                                                                                          38,662,645
Retail - Restaurants - 0.4%
        12,247,000  Ajisen China Holdings, Ltd.                                                                           10,438,888
Rubber/Plastic Products - 1.0%
         1,310,056  Jain Irrigation Systems Ltd.                                                                          24,521,371
Schools - 5.8%
         2,477,800  Anhanguera Educacional Participacoes S.A.*                                                            35,172,387
           328,590  Capella Education Co.*                                                                                24,742,827
         1,686,030  Estacio Participacoes S.A.                                                                            23,857,231
           661,570  Grand Canyon Education, Inc.*                                                                         12,576,446
         1,182,400  Kroton Educacional S.A.                                                                               12,205,193
       115,725,550  Raffles Education Corp., Ltd.*                                                                        33,064,808
                                                                                                                         141,618,892
Semiconductor Equipment - 0.5%
           359,973  ASML Holding N.V.                                                                                     12,252,695
Tobacco - 5.8%
           952,950  British American Tobacco PLC                                                                          30,902,694
            22,216  Japan Tobacco, Inc.                                                                                   75,004,612
           746,423  Philip Morris International, Inc.                                                                     35,970,124
                                                                                                                         141,877,430
Transportation - Services - 0.5%
           363,760  Expeditors International of Washington, Inc.                                                          12,633,385
Transportation - Truck - 0.5%
           729,680  DSV A/S*                                                                                              13,104,013
Vitamins and Nutrition Products - 1.0%
           607,607  Herbalife, Ltd.                                                                                       24,650,616
Wireless Equipment - 1.0%
           316,096  Crown Castle International Corp.*                                                                     12,340,388
           269,410  QUALCOMM, Inc.                                                                                        12,462,906
                                                                                                                          24,803,294
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,963,635,963)                                                                               2,398,141,935
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Diversified Banking Institutions - 0.4%
           705,138  Bank of America, Corp. (cost $10,577,070)                                                             10,520,659
------------------------------------------------------------------------------------------------------------------------------------
Warrant - 1.2%
Diversified Banking Institutions - 1.2%
         2,235,395  JP Morgan Chase & Co. (cost $24,030,496)                                                              29,797,815
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,998,243,529) - 100%                                                                $  2,438,460,409
------------------------------------------------------------------------------------------------------------------------------------



              Summary of Investments by Country - (Long Positions)
                          December 31, 2009 (unaudited)

                                                                 % of Investment
Country                                         Value               Securities
--------------------------------------------------------------------------------
Australia                                 $    18,174,745              0.8%
Belgium                                        27,176,703              1.1%
Bermuda                                       147,084,724              6.0%
Brazil                                        150,466,893              6.2%
Canada                                        119,965,535              4.9%
Cayman Islands                                 81,501,475              3.3%
Denmark                                        30,173,079              1.2%
Hong Kong                                      64,912,843              2.7%
India                                         135,830,241              5.6%
Ireland                                        17,595,793              0.7%
Israel                                         12,928,423              0.5%
Japan                                          75,004,613              3.1%
Jersey                                         44,251,346              1.8%
Netherlands                                    23,985,734              1.0%
Singapore                                      56,995,144              2.3%
Spain                                          12,966,378              0.5%
Sweden                                         10,968,256              0.5%
Switzerland                                    67,079,591              2.8%
United Kingdom                                368,908,794             15.1%
United States                                 972,490,099             39.9%
--------------------------------------------------------------------------------
Total                                     $ 2,438,460,409            100.0%

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

BDR               Brazilian Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2009)

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Level 2 - Other Significant     Level 3 - Significant
                                                 Level 1 - Quoted Prices      Observable Instances            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Worldwide Fund
Common Stock
Agricultural Operations                                               --                       67,617,934                        --
Brewery                                                               --                       27,176,703                        --
Chemicals - Specialty                                                 --                       32,888,903                        --
Commercial Services                                                   --                       81,876,501                        --
Cosmetics and Toiletries                                      34,839,815                        5,917,404                        --
Distribution/Wholesale                                                --                       42,163,172                        --
Diversified Operations                                        12,471,920                       20,670,964                        --
Educational Software                                          19,626,182                       21,829,975                        --
Electric - Distribution                                               --                       18,067,422                        --
Electric - Integrated                                                 --                       17,859,107                        --
Electric Products - Miscellaneous                                     --                       12,663,671                        --
Enterprise Software/Services                                          --                       69,511,443                        --
Finance - Mortgage Loan Banker                                        --                       64,065,319                        --
Finance - Other Services                                      12,428,470                       50,943,765                        --
Food - Dairy Products                                                 --                        6,832,500
Food - Wholesale/Distribution                                         --                       23,930,336                        --
Hotels and Motels                                                     --                       22,841,184                        --
Human Resources                                                       --                       58,453,865                        --
Investment Companies                                                  --                       39,331,780                        --
Investment Management
and Advisory Services                                                 --                       13,257,492                        --
Medical - Drugs                                                       --                       29,772,931                        --
Medical - Generic Drugs                                               --                       12,928,423                        --
Medical Products                                              24,369,922                       18,174,746                        --
Oil - Field Services                                                  --                       35,545,399                        --
Oil Companies - Integrated                                            --                       18,994,917                        --
Property and Casualty Insurance                                       --                       73,301,419                        --
Real Estate Management/Services                                       --                       14,525,506                        --
Real Estate Operating/Development                                     --                       44,241,879                        --
Retail - Apparel and Shoe                                             --                       38,662,645                        --
Retail - Restaurants                                                  --                       10,438,888                        --
Rubber/Plastic Products                                               --                       24,521,371                        --
Schools                                                       37,319,273                      104,299,619                        --
Semiconductor Equipment                                               --                       12,252,695                        --
Tobacco                                                       35,970,124                      105,907,306                        --
Transportation - Truck                                                --                       13,104,013                        --
All Other                                                    966,545,032                               --                        --

Preferred Stock                                                       --                       10,520,659                        --

Warrant                                                               --                       29,797,815                        --
Total Investments in Securities                            1,143,570,738                    1,294,889,671                        --
------------------------------------------------------------------------------------------------------------------------------------

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for the Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Forty Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Real Estate Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus International Equity Fund, Janus International Forty Fund, Janus Long/Short Fund, Janus Orion Fund, Janus Overseas Fund, Janus Research Core Fund, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, and Janus Worldwide Fund (collectively the "Funds" and individually a "Fund"). The Funds are part of Janus Investment Fund (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Janus Forty Fund, Janus Global Real Estate Fund, Janus International Equity Fund, Janus International Forty Fund, and Janus Long/Short Fund changed their fiscal year end from July 31 to June 30 and the remaining Funds changed their fiscal year end from October 31 to June 30. Accordingly the Significant Accounting Policies include information for either a three-month period from October 1, 2009 to December 31, 2009 or a two-month period from November 1, 2009 to December 31, 2009. The Trust offers thirty-eight funds which include multiple series of shares, with differing investment objectives and policies. Twenty-two funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act except for Janus Contrarian Fund, Janus Forty Fund, Janus Global Opportunities Fund, Janus Global Real Estate Fund, Janus International Forty Fund, Janus Long/Short Fund, Janus Orion Fund, and Janus Twenty Fund, which are classified as non-diversified.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds' Trustees.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at December 31, 2009. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at December 31, 2009, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Equity-Linked Structured Notes

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds' custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds' custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use option contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded over-the-counter expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds' exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended December 31, 2009 is indicated in the tables below:

                                                   Number of         Premiums
Call Options                                       Contracts         Received
Janus Contrarian Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                      --   $          --

Options written                                          56,660       1,606,507

Options closed                                               --              --

Options expired                                              --              --

Options exercised                                            --              --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2009                 56,660   $   1,606,507
--------------------------------------------------------------------------------

Janus Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                   4,284   $   2,729,223
Options written                                           9,468         466,488

Options closed                                               --              --

Options expired                                              --              --
Options exercised                                        (4,284)     (2,729,223)
--------------------------------------------------------------------------------
Options outstanding at December 31, 2009                  9,468   $     466,488
--------------------------------------------------------------------------------

Janus Global Life Sciences Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                   1,465   $     428,545
Options written                                             650         226,450

Options closed                                             (366)       (107,063)

Options expired                                              --              --

Options exercised                                            --              --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2009                  1,749   $     547,932
--------------------------------------------------------------------------------

Janus Global Technology Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                   3,422   $     188,655
Options written                                           7,657         565,801

Options closed                                          (10,376)       (585,033)

Options expired                                            (703)       (169,423)

Options exercised                                            --              --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2009                     --   $          --
--------------------------------------------------------------------------------

Janus Long/Short Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2009                11,437   $   1,325,021
Options written                                          11,490       1,357,944
Options closed                                          (11,633)     (1,463,310)
Options expired                                          (5,663)       (673,479)
Options exercised                                            --              --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2009                  5,631   $     546,176
--------------------------------------------------------------------------------

Janus Orion Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                   8,670   $   2,408,117
Options written                                          16,756       2,034,137
Options closed                                           (9,368)     (1,820,858)
Options expired                                          (1,446)       (839,494)
Options exercised                                            --              --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2009                 14,612    $   1,781,902
--------------------------------------------------------------------------------

Janus Venture Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                   1,000   $      95,000
Options written                                           1,000         111,067
Options closed                                               --              --
Options expired                                          (1,000)        (95,000)
Options exercised                                          (500)        (52,569)
--------------------------------------------------------------------------------
Options outstanding at December 31, 2009                    500   $      58,498
--------------------------------------------------------------------------------


                                                   Number of         Premiums
Put Options                                        Contracts         Received
Janus Contrarian Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                  73,645   $  10,649,067

Options written                                         127,650       9,078,704

Options closed                                               --              --

Options expired                                          (6,500)       (114,750)

Options exercised                                        (6,500)       (656,000)
--------------------------------------------------------------------------------
Options outstanding at December 31, 2009                188,295   $  18,957,021
--------------------------------------------------------------------------------

Janus Global Real Estate Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2009                    60           2,640
Options written                                              60           3,480
Options closed                                               --              --
Options expired                                            (120)         (6,120)
Options exercised                                            --              --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2009                     --              --
--------------------------------------------------------------------------------

Janus Long/Short Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2009                 9,571       1,368,641
Options written                                          13,375       1,287,160
Options closed                                           (2,101)       (448,560)
Options expired                                          (9,543)       (746,774)
Options exercised                                        (2,000)       (216,000)
--------------------------------------------------------------------------------
Options outstanding at December 31, 2009                  9,302       1,244,467
--------------------------------------------------------------------------------

Janus Orion Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                  31,359   $   3,946,130
Options written                                          16,808       1,781,423
Options closed                                               --              --
Options expired                                         (11,042)       (634,690)

Options exercised                                            --              --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2009                 37,125   $   5,092,863
--------------------------------------------------------------------------------

Janus Venture Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                   3,000   $     415,000
Options written                                           2,000         189,000
Options closed                                           (1,000)       (165,000)
Options expired                                          (2,500)       (346,500)

Options exercised                                            --              --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2009                  1,500   $      92,500
--------------------------------------------------------------------------------

Other Options

In addition to the option strategies described above, a Fund may purchase and sell a variety of options with non-standard payout structures or other features ("exotic options"). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund. A Fund may use exotic options to the extent that they are consistent with the Fund's investment objective and investment policies, and applicable regulations.

The Funds may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include but are not limited to outperformance options, yield curve options or other spread options.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to market risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund's total return.

Various types of swaps such as credit default (funded and unfunded), equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Funds are subject to credit risk in the normal course of pursuing their investment objectives through their investments in credit default swap contracts. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Funds' maximum risk of loss from counterparty risk, either as protection sellers or as protection buyers (undiscounted), is the notional value of the contract. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds' exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps ("CDXs") or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A Fund investing in CDXs is normally only permitted to take long positions in these instruments.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds' maximum risk of loss for equity swaps, interest rate swaps and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds' exposure to the counterparty.

In accordance with Financial Accounting Standards Board ("FASB") guidance, the Funds adopted the provisions for "Derivatives and Hedging", which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Additional Investment Risk

The Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes or adverse developments specific to the issuer.

Unforeseen events in the equity and fixed-income markets may at times result in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Funds such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Fund's ability to achieve its investment objective. The market's behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Bank Loans

Janus Balanced Fund and Janus Long/Short Fund may invest in bank loans, which include institutionally traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

Borrowing

Janus Long/Short Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, Janus Long/Short Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Janus Long/Short Fund may also borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows Janus Long/Short Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Long/Short Fund involves special risk considerations that may not be associated with other Funds that may only borrow for temporary or emergency purposes. Because substantially all of Janus Long/Short Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of Janus Long/Short Fund's agreement with its lender, the NAV per share of Janus Long/Short Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if Janus Long/Short Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, Janus Long/Short Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that Janus Long/Short Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of Janus Long/Short Fund compared with what it would have been without leverage.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund's cash balances are invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Funds may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes

The Funds may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Funds' total return. The Funds will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds' right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

Janus Balanced Fund and Janus Long/Short Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically and are tied to a benchmark lending rate such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Funds may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund's yield and the Fund's return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing an underlying fund's sensitivity to interest changes and causing its price to decline.

Mortgage Dollar Rolls

Janus Global Real Estate Fund and Janus Long/Short Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Funds sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a pre-determined price. The Funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income of the Funds.

The Funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds maintained in a segregated account. To the extent that the Funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds are required to purchase may decline below the agreed upon repurchase price.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder.

Deutsche Bank AG (the "Lending Agent") may also invest the cash collateral in investments in non-affiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Funds' direction to the Lending Agent. The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable).

The Securities Lending Program was suspended and effective November 19, 2008, the Funds no longer had any securities on loan. Management continues to review the program and may resume securities lending.

Securities Traded on a To-Be-Announced Basis

Janus Balanced Fund, Janus Global Real Estate Fund, and Janus Long/Short Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Funds may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund's net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The Funds may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments such as option contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds' losses are theoretically unlimited.

When-Issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of December 31, 2009 are noted below.

--------------------------------------------------------------------------------------------------------------------
                                                                                                           Net
                                                                Unrealized          Unrealized        Appreciation/
                 Fund                      Federal Tax Cost    Appreciation       (Depreciation)     (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                        $ 4,440,323,468    $   697,981,837    $   (59,143,892)    $   638,837,945
--------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund                        3,858,168,438        841,690,008       (485,114,902)        356,575,106
--------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                        2,155,464,454        517,712,507       (182,142,749)        335,569,758
--------------------------------------------------------------------------------------------------------------------
Janus Forty Fund                             5,026,670,160      1,285,215,801        (36,052,740)      1,249,163,062
--------------------------------------------------------------------------------------------------------------------
Janus Fund                                   7,363,767,261      1,804,013,352       (152,346,725)      1,651,666,627
--------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund                617,104,289        120,193,179        (37,037,418)         83,155,761
--------------------------------------------------------------------------------------------------------------------
Janus Global Opportunities Fund                 94,980,129         13,062,857         (6,927,835)          6,135,022
--------------------------------------------------------------------------------------------------------------------
Janus Global Real Estate Fund                   15,846,923          2,865,140           (569,546)          2,295,594
--------------------------------------------------------------------------------------------------------------------
Janus Global Research Fund                     814,522,329         10,883,625       (604,358,430)       (593,474,805)
--------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund                   623,832,341        179,932,410        (12,814,798)        167,117,612
--------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund                 3,070,610,537        765,096,839       (137,076,217)        628,020,622
--------------------------------------------------------------------------------------------------------------------
Janus International Equity Fund                163,421,654         34,540,783         (6,610,529)         27,930,254
--------------------------------------------------------------------------------------------------------------------
Janus International Forty Fund                   8,132,515          1,278,847           (363,219)            915,628
--------------------------------------------------------------------------------------------------------------------
Janus Long/Short Fund                          136,665,288         27,924,004         (9,379,187)         18,544,817
--------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                             2,613,110,507        959,241,567        (63,959,068)        895,282,499
--------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                          9,114,451,823      2,820,517,419       (962,011,486)      1,858,505,933
--------------------------------------------------------------------------------------------------------------------
Janus Research Core Fund                       560,890,117         94,040,457        (25,984,885)         68,055,572
--------------------------------------------------------------------------------------------------------------------
Janus Research Fund                          2,683,017,017        544,846,907       (131,004,578)        413,842,329
--------------------------------------------------------------------------------------------------------------------
Janus Triton Fund                              357,917,332         63,435,433        (10,363,237)         53,072,196
--------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                            6,550,372,598      3,194,907,212        (79,628,698)      3,115,278,514
--------------------------------------------------------------------------------------------------------------------
Janus Venture Fund                             878,320,274        302,208,105       (162,103,905)        140,104,200
--------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                         2,003,515,575        452,140,405        (17,195,571)        434,944,834
--------------------------------------------------------------------------------------------------------------------

Information on the tax components of securities sold short as of December 31, 2009 are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                 Federal Tax
                                                Proceeds from                                           Net Tax
                                               Securities Sold      Unrealized        Unrealized    (Appreciation)/
                                                     Short        (Appreciation)     Depreciation     Depreciation
--------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund                 $  (6,593,138)    $          --     $   2,702,549    $   2,702,549
--------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund                       (7,595,018)          (39,340)          165,608          126,268
--------------------------------------------------------------------------------------------------------------------
Janus Long/Short Fund                            (114,149,058)       (9,565,487)       10,538,714         (973,227)
--------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                                  (50,230,099)           (6,655)        2,073,485        2,066,830
--------------------------------------------------------------------------------------------------------------------
Janus Triton Fund                                  (2,607,106)         (539,956)               --         (539,956)
--------------------------------------------------------------------------------------------------------------------
Janus Venture Fund                                 (8,414,301)         (663,557)        1,712,723        1,049,166
--------------------------------------------------------------------------------------------------------------------

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles.

                                                  Purchases            Sales           Dividend           Value
                                                 Shares/Cost        Shares/Cost         Income         at 12/31/09
--------------------------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
Janus Balanced Fund                            $  337,854,007    $  295,744,000    $      304,816    $  151,646,096
Janus Contrarian Fund                             111,025,477       238,983,477           137,978                --
Janus Enterprise Fund                              37,868,306        50,649,000           138,178        53,039,486
Janus Forty Fund                                  707,929,981       421,925,000           495,835       703,358,398
Janus Fund                                        220,062,307       210,915,000           112,000       344,502,949
Janus Global Life Sciences Fund                    23,623,445        28,396,181            77,814                --
Janus Global Opportunities Fund                     4,162,091         4,061,000            30,057        17,649,150
Janus Global Real Estate Fund                       2,687,875         2,469,000               895         2,170,636
Janus Global Research Fund                         73,701,489        71,201,330               769         2,500,159
Janus Global Technology Fund                       47,370,838        40,657,000            96,703         9,561,838
Janus Growth and Income Fund                      240,287,436       135,347,000           749,228       218,816,552
Janus International Equity Fund                    26,409,532        27,424,532             1,693         1,811,000
Janus International Forty Fund                      2,483,032         2,552,025                65            56,008
Janus Orion Fund                                  211,671,653       383,938,000           338,644        84,676,555
Janus Overseas Fund                               320,161,649       150,295,649            20,418       171,832,000
Janus Research Core Fund                           20,269,034        20,003,034               438           266,000
Janus Research Fund                               106,306,456        96,945,456            62,725        14,304,000
Janus Triton Fund                                  41,805,989        34,375,000            11,285        43,765,487
Janus Twenty Fund                                 561,119,557       474,400,000         3,467,200       538,564,721
Janus Venture Fund                                 14,452,076        16,363,076             5,689                --
Janus Worldwide Fund                              106,346,000       106,346,000           212,721                --
--------------------------------------------------------------------------------------------------------------------
                                               $3,217,598,230    $2,812,990,760    $    6,265,151    $2,358,521,035
--------------------------------------------------------------------------------------------------------------------


Valuation Inputs Summary

In accordance with FASB guidance, the Funds utilize the "Fair Value Measurements and Disclosures" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2009 to value each Fund's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) on the Schedules of Investments.

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurements Standard by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" in the Notes to the Schedules of Investments. Management believes applying this guidance does not have a material impact on the financial statements.

Subsequent Events

Effective February 16, 2010, Class J Shares will be renamed Class T Shares and will be available through certain financial intermediary platforms. In addition, Class J Shares held directly with Janus will be moved to a newly created Class D Shares, a share class dedicated to shareholders investing directly with Janus. Class D Shares will commence operations on or about February 16, 2010. The transfer agency (TA) fee structure for Class D Shares and Class T Shares will be different than that of Class J Shares. Class D Shares will pay a fixed annual TA fee rate of 0.12% of net assets. Class T Shares will pay a fixed annual TA fee rate of 0.25% of net assets. Currently, Class J Shares pay a blended annual fee rate of 0.12% of average net assets for the proportion of assets sold directly and 0.25% of average net assets sold through financial intermediaries. A Fund's total expense ratio could be impacted by the change in TA fee structure.

In May 2009, in accordance with FASB guidance, the Funds adopted the provisions of "Subsequent Events," which provides guidance to establish general standards of accounting for and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or are available to be issued. The guidance also requires entities to disclose the date through which subsequent events were evaluated as well as the basis for that date. Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 18, 2009 and determined that there were no other material events or transactions that would require recognition or disclosure in this filing.

----------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley
Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: February 26, 2010

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: February 26, 2010